NYLI Candriam Emerging Markets Debt Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 91.3%
Corporate Bonds 15.6%
Chile 0.6%
Antofagasta plc
Series Reg S
6.25%, due 5/2/34	$ 334,000	$ 347,210
China 1.1%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	800,000	656,203
Georgia 0.3%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	200,000	176,250
Kazakhstan 2.0%
KazMunayGas National Co. JSC
Series Reg S
6.375%, due 10/24/48	1,300,000	1,224,306
Peru 0.0% ‡
Lima Metro Line 2 Finance Ltd.
Series Reg S
4.35%, due 4/5/36	2	2
Romania 1.6%
Banca Transilvania SA
Series Reg S
7.25%, due 12/7/28 (a)	EUR 889,000	1,008,398
Saudi Arabia 6.4%
EIG Pearl Holdings SARL
Series Reg S
4.387%, due 11/30/46	$ 1,300,000	1,024,400
GACI First Investment Co.
Series Reg S
4.875%, due 2/14/35	250,000	240,950
Series Reg S
5.25%, due 1/29/34	979,000	979,000
Series Reg S
5.375%, due 1/29/54	979,000	879,957
Greensaif Pipelines Bidco SARL
Series Reg S
6.129%, due 2/23/38	250,000	256,770

	Principal Amount	Value
Corporate Bonds
Saudi Arabia
Greensaif Pipelines Bidco SARL
Series Reg S
6.129%, due 2/23/38	$ 550,000	$ 564,893
		3,945,970
Turkey 3.3%
Sisecam UK plc
Series Reg S
8.25%, due 5/2/29	562,000	572,240
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	1,111,000	1,144,274
WE Soda Investments Holding plc
Series Reg S
9.50%, due 10/6/28	350,000	359,179
		2,075,693
Venezuela 0.3%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (b)(c)	2,000,000	222,472
Total Corporate Bonds (Cost $10,035,731)		9,656,504
Foreign Government Bonds 75.7%
Angola 1.3%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	450,000	402,210
Series Reg S
9.125%, due 11/26/49	450,000	370,818
		773,028
Argentina 1.9%
Argentina Government Bond
0.75%, due 7/9/30 (d)	864,000	465,696
1.00%, due 7/9/29	500,000	287,477
3.50%, due 7/9/41 (d)	1,000,000	395,259
		1,148,432
Azerbaijan 1.0%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	700,000	606,857

	Principal Amount	Value
Foreign Government Bonds
Bahrain 2.1%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	$ 600,000	$ 502,409
Series Reg S
7.50%, due 2/12/36	400,000	414,582
Series Reg S
7.50%, due 9/20/47	400,000	387,330
		1,304,321
Benin 1.1%
Benin Government Bond
Series Reg S
4.875%, due 1/19/32 (e)	EUR 500,000	459,347
Series Reg S
7.96%, due 2/13/38	$ 208,000	193,700
		653,047
Brazil 3.8%
Brazil Government Bond
4.75%, due 1/14/50	300,000	218,246
6.125%, due 1/22/32	455,000	452,210
6.125%, due 3/15/34	714,000	702,107
6.25%, due 3/18/31	587,000	592,074
7.125%, due 5/13/54	362,000	356,615
		2,321,252
Chile 2.1%
Chile Government Bond
3.25%, due 9/21/71	800,000	506,169
Corp. Nacional del Cobre de Chile
Series Reg S
5.95%, due 1/8/34	500,000	507,713
Series Reg S
6.30%, due 9/8/53	250,000	251,570
		1,265,452
Colombia 6.0%
Colombia Government Bond
5.00%, due 6/15/45	300,000	213,773
5.20%, due 5/15/49	300,000	214,513
6.125%, due 1/18/41	400,000	340,069
7.50%, due 2/2/34	500,000	506,925
8.00%, due 4/20/33	700,000	734,485
8.00%, due 11/14/35	201,000	209,567
8.75%, due 11/14/53	203,000	215,371
Ecopetrol SA
4.625%, due 11/2/31	300,000	248,419

	Principal Amount	Value
Foreign Government Bonds
Colombia
Ecopetrol SA
8.375%, due 1/19/36	$ 700,000	$ 696,496
8.875%, due 1/13/33	300,000	313,484
		3,693,102
Costa Rica 0.4%
Costa Rica Government Bond
Series Reg S
7.30%, due 11/13/54	248,000	264,438
Cote D'Ivoire 3.4%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 700,000	641,140
Series Reg S
6.625%, due 3/22/48	800,000	675,297
Series Reg S
7.625%, due 1/30/33	$ 412,000	400,800
Series Reg S
8.25%, due 1/30/37	368,000	355,874
		2,073,111
Dominican Republic 6.9%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	300,000	274,557
Series Reg S
5.30%, due 1/21/41	500,000	435,069
Series Reg S
5.50%, due 2/22/29	300,000	294,313
Series Reg S
5.875%, due 1/30/60	1,000,000	864,217
Series Reg S
5.95%, due 1/25/27	700,000	701,266
Series Reg S
6.60%, due 6/1/36	353,000	363,400
Series Reg S
6.875%, due 1/29/26	500,000	505,000
Series Reg S
7.05%, due 2/3/31	294,000	308,754
Series Reg S
11.25%, due 9/15/35	DOP 12,350,000	218,099
Series Reg S
13.625%, due 2/3/33	14,000,000	277,223
		4,241,898

	Principal Amount	Value
Foreign Government Bonds
Ecuador 1.3%
Ecuador Government Bond (d)
Series Reg S
5.00%, due 7/31/40	$ 1,200,000	$ 578,605
Series Reg S
6.90%, due 7/31/30	300,000	202,581
		781,186
Egypt 3.1%
Egypt Government Bond
Series Reg S
8.50%, due 1/31/47	200,000	150,540
Series Reg S
8.70%, due 3/1/49	500,000	383,972
Series Reg S
8.875%, due 5/29/50	1,800,000	1,395,000
		1,929,512
El Salvador 1.6%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	770,000	577,475
Series Reg S
9.50%, due 7/15/52	500,000	402,867
		980,342
Ghana 0.9%
Ghana Government Bond (b)(c)
Series Reg S
7.75%, due 4/7/29	200,000	101,050
Series Reg S
7.875%, due 2/11/35	900,000	459,000
		560,050
Hungary 2.7%
Hungary Government Bond
Series Reg S
5.25%, due 6/16/29	700,000	697,161
Series Reg S
5.50%, due 3/26/36	300,000	294,062
7.625%, due 3/29/41	300,000	345,386
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 302,000	346,385
		1,682,994
Indonesia 0.8%
Perusahaan Penerbit SBSN Indonesia III
Series Reg S
5.50%, due 7/2/54	$ 500,000	508,700

	Principal Amount	Value
Foreign Government Bonds
Kenya 0.7%
Kenya Government Bond
Series Reg S
9.75%, due 2/16/31	$ 430,000	$ 409,040
Mexico 3.6%
Mexico Government Bond
3.50%, due 2/12/34	500,000	414,787
4.28%, due 8/14/41	400,000	317,086
4.75%, due 3/8/44	400,000	327,466
5.00%, due 4/27/51	500,000	407,696
5.75%, due 10/12/2110	500,000	417,222
6.00%, due 5/7/36	350,000	348,316
		2,232,573
Mongolia 0.3%
Mongolia Government Bond
Series Reg S
4.45%, due 7/7/31	250,000	215,559
Montenegro 1.3%
Montenegro Government Bond
Series Reg S
2.875%, due 12/16/27	EUR 500,000	498,917
Series Reg S
7.25%, due 3/12/31	$ 300,000	305,190
		804,107
Morocco 1.0%
Morocco Government Bond
Series Reg S
4.00%, due 12/15/50	900,000	627,192
Mozambique 0.8%
Mozambique Government Bond
Series Reg S
9.00%, due 9/15/31 (d)	600,000	511,179
Nigeria 2.0%
Nigeria Government Bond
Series Reg S
7.625%, due 11/21/25	400,000	398,551
Series Reg S
7.875%, due 2/16/32	500,000	433,750
Series Reg S
8.25%, due 9/28/51	500,000	384,955
		1,217,256

	Principal Amount	Value
Foreign Government Bonds
Oman 2.3%
Oman Government Bond
Series Reg S
6.00%, due 8/1/29	$ 400,000	$ 411,160
Series Reg S
6.75%, due 1/17/48	1,000,000	1,039,150
		1,450,310
Pakistan 0.9%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51 (e)	750,000	561,090
Panama 2.6%
Panama Government Bond
3.87%, due 7/23/60	500,000	294,478
4.50%, due 4/1/56	400,000	266,959
6.40%, due 2/14/35	400,000	388,935
6.875%, due 1/31/36	417,000	417,434
9.375%, due 4/1/29	200,000	225,550
		1,593,356
Papua New Guinea 0.7%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	434,000	420,335
Peru 1.5%
Peru Government Bond
3.23%, due 7/28/21	600,000	344,538
3.60%, due 1/15/72	400,000	261,372
6.55%, due 3/14/37	300,000	326,475
		932,385
Poland 1.8%
Bank Gospodarstwa Krajowego
Series Reg S
4.375%, due 3/13/39	EUR 600,000	656,688
Poland Government Bond
5.50%, due 3/18/54	$ 492,000	485,149
		1,141,837
Republic of the Congo 0.4%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (d)	270,750	229,664

	Principal Amount	Value
Foreign Government Bonds
Romania 5.5%
Romanian Government Bond
Series Reg S
5.25%, due 5/30/32	EUR 345,000	$ 370,187
Series Reg S
5.625%, due 2/22/36	$ 1,000,000	1,066,543
Series Reg S
5.625%, due 5/30/37	EUR 310,000	327,307
Series Reg S
6.625%, due 9/27/29	1,400,000	1,641,301
		3,405,338
Senegal 1.0%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	800,000	628,584
South Africa 2.3%
South Africa Government Bond
4.30%, due 10/12/28	$ 300,000	280,125
5.75%, due 9/30/49	500,000	385,187
5.875%, due 4/20/32	300,000	284,010
7.30%, due 4/20/52	500,000	461,900
		1,411,222
Sri Lanka 1.0%
Sri Lanka Government Bond (b)(c)
Series Reg S
6.20%, due 5/11/27	300,000	166,321
Series Reg S
6.825%, due 7/18/26	250,000	139,927
Series Reg S
7.55%, due 3/28/30	550,000	306,137
		612,385
Tunisia 0.9%
Tunisia Government Bond
Series Reg S
5.75%, due 1/30/25	600,000	576,792
Turkey 1.8%
Turkey Government Bond
5.75%, due 5/11/47	1,450,000	1,125,562
Ukraine 1.0%
State Agency of Roads of Ukraine
Series Reg S
6.25%, due 6/24/30 (b)(c)	1,000,000	320,240

	Principal Amount	Value
Foreign Government Bonds
Ukraine
Ukraine Government Bond
Series Reg S
7.253%, due 3/15/35 (b)(c)	$ 1,000,000	$ 305,810
		626,050
United Arab Emirates 0.9%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	800,000	528,203
Venezuela 0.7%
Petroleos de Venezuela SA (b)(c)
Series Reg S
6.00%, due 5/16/24	2,500,000	288,750
Series Reg S
6.00%, due 11/15/26	1,500,000	168,750
		457,500
Zambia 0.3%
Zambia Government Bond
Series Reg S
0.50%, due 12/31/53	138,342	69,690
Series Reg S
5.75%, due 6/30/33 (d)	148,218	129,690
		199,380
Total Foreign Government Bonds (Cost $48,748,713)		46,704,621
Total Long-Term Bonds (Cost $58,784,444)		56,361,125

	Shares

Short-Term Investment 1.6%
Unaffiliated Investment Company 1.6%
United States 1.6%
Invesco Government & Agency Portfolio, 5.291% (f)(g)	995,661	995,661
Total Short-Term Investment (Cost $995,661)		995,661
Total Investments (Cost $59,780,105)	92.9%	57,356,786
Other Assets, Less Liabilities	7.1	4,382,004
Net Assets	100.0%	$ 61,738,790

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2024.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(e)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $927,820. The Fund received cash collateral with a value of $995,661.
(f)	Current yield as of July 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of July 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,614,048	EUR	7,930,000	JPMorgan Chase Bank N.A.	9/25/24	$ 9,646
Total Unrealized Appreciation						$ 9,646

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(35)	September 2024	$ (3,888,740)	$ (3,913,438)	$ (24,698)

1.	As of July 31, 2024, cash in the amount of $77,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.

Abbreviation(s):
DOP—Dominican Republic Peso
EUR—Euro
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 9,656,504	$ —	$ 9,656,504
Foreign Government Bonds	—	46,704,621	—	46,704,621
Total Long-Term Bonds	—	56,361,125	—	56,361,125
Short-Term Investment
Unaffiliated Investment Company	995,661	—	—	995,661
Total Investments in Securities	995,661	56,361,125	—	57,356,786
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	9,646	—	9,646
Total Investments in Securities and Other Financial Instruments	$ 995,661	$ 56,370,771	$ —	$ 57,366,432
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (24,698)	$ —	$ —	$ (24,698)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Income Builder Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 36.4%
Asset-Backed Securities 2.8%
Automobile Asset-Backed Securities 1.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 701,827	$ 709,800
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	451,048	445,345
Series 2021-2, Class E
2.54%, due 7/13/27	910,000	894,274
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	811,639
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,350,000	1,330,079
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	180,166
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	405,000	430,437
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	1,220,000	1,159,548
Series 2020-3, Class D
2.50%, due 9/15/26	580,000	563,637
Series 2022-2, Class D
5.80%, due 4/17/28	1,290,000	1,209,139
GLS Auto Receivables Issuer Trust (a)
Series 2021-2A, Class E
2.87%, due 5/15/28	1,915,000	1,814,240
Series 2019-4A, Class D
4.09%, due 8/17/26	899,172	898,514
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class D
10.594% (SOFR 30A + 5.25%), due 5/20/32 (a)(b)	837,004	841,357
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	750,839
		12,039,014
Other Asset-Backed Securities 1.7%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
(zero coupon) (3 Month SOFR + 1.38%), due 7/21/37 (Cayman Islands) (a)(b)	800,000	800,270
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	443,360	417,087
Series 2016-2, Class A
3.65%, due 6/15/28	1,030,160	959,196

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	$ 1,779,668	$ 1,566,070
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,121,513	1,035,093
Series 2020-1, Class A1
1.69%, due 7/15/60	1,236,747	1,180,712
Series 2020-1, Class A2
1.99%, due 7/15/60	1,217,543	1,074,381
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	36,841	36,958
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	720,000	703,326
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	485,311	452,049
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,278,778
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
(zero coupon) (3 Month SOFR + 1.60%), due 10/15/36 (Cayman Islands) (a)(b)(c)	450,000	450,000
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	411,195	362,988
Series 2020-EA, Class A
1.69%, due 5/15/69	582,712	534,135
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	1,110,000	1,005,055
Series 2021-1, Class B1
2.41%, due 10/20/61	1,640,000	1,434,092
OCP CLO Ltd.
Series 2017-14A, Class A1R
(zero coupon) (3 Month SOFR + 1.37%), due 7/20/37 (Cayman Islands) (a)(b)	650,000	650,000
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (Bermuda) (a)(b)	450,000	452,382
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (Cayman Islands) (a)(b)	650,000	649,967
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.671% (3 Month SOFR + 1.40%), due 7/18/37 (Jersey, C.I.) (a)(b)	530,000	530,000

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	$ 16,962,566	$ 674,449
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	768,756	768,647
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	990,803	1,002,121
		18,017,756
Total Asset-Backed Securities (Cost $30,701,945)		30,056,770
Corporate Bonds 14.5%
Aerospace & Defense 0.1%
Boeing Co. (The) (a)
6.528%, due 5/1/34	570,000	598,348
6.858%, due 5/1/54	595,000	629,893
		1,228,241
Airlines 0.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	816,667	811,198
5.75%, due 4/20/29	850,000	830,623
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	450,000	447,794
4.75%, due 10/20/28	2,125,000	2,103,710
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,116,000	1,125,917
		5,319,242
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	690,000	735,815
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	200,000	196,278
2.70%, due 8/10/26	940,000	893,490
4.125%, due 8/17/27	1,050,000	1,011,003
6.80%, due 5/12/28	730,000	761,378
6.95%, due 3/6/26	660,000	674,332
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	679,809
2.70%, due 6/10/31	2,015,000	1,707,524
4.30%, due 4/6/29	680,000	658,359

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	$ 1,935,000	$ 1,922,347
1.85%, due 9/16/26	3,205,000	2,973,034
		11,477,554
Banks 4.8%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (Australia) (a)(b)	1,155,000	1,173,176
Banco Santander SA (Spain)
5.294%, due 8/18/27	1,800,000	1,811,166
6.35%, due 3/14/34	1,000,000	1,030,111
Bank of America Corp. (f)
2.496%, due 2/13/31	1,600,000	1,412,698
2.572%, due 10/20/32	1,195,000	1,015,283
Series MM
4.30%, due 1/28/25 (g)	1,424,000	1,402,600
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (United Kingdom) (b)(g)	2,000,000	1,734,710
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (f)	1,170,000	1,054,042
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	1,450,000	1,333,752
BPCE SA
2.045%, due 10/19/27 (France) (a)(f)(h)	1,255,000	1,169,032
Citigroup, Inc.
6.625%, due 6/15/32	770,000	837,359
Citizens Bank NA
6.064%, due 10/24/25 (f)	555,000	553,724
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,362,899
Comerica, Inc.
5.982%, due 1/30/30 (f)	1,075,000	1,077,720
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (France) (a)(b)(g)	2,340,000	2,086,760
Deutsche Bank AG (Germany)
3.035%, due 5/28/32 (f)	600,000	517,368
6.609% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,940,837
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,528,072
First Horizon Corp.
4.00%, due 5/26/25	2,100,000	2,066,361
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (f)	1,255,000	1,183,471
1.992%, due 1/27/32 (f)	1,165,000	965,893
6.75%, due 10/1/37	444,000	494,152
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	1,085,000	1,096,891
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (Italy) (a)	585,000	596,999

	Principal Amount	Value
Corporate Bonds
Banks
KeyBank NA
4.90%, due 8/8/32	$ 870,000	$ 804,579
KeyCorp
6.401%, due 3/6/35 (f)	520,000	542,418
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	1,038,000	1,027,307
4.65%, due 3/24/26	1,690,000	1,672,599
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)(h)	870,000	853,281
Macquarie Group Ltd.
2.871%, due 1/14/33 (Australia) (a)(f)	1,925,000	1,627,460
Mizuho Financial Group, Inc.
5.579% (1 Year Treasury Constant Maturity Rate + 1.30%), due 5/26/35 (Japan) (b)	860,000	879,998
Morgan Stanley (f)
2.484%, due 9/16/36	2,115,000	1,715,092
2.511%, due 10/20/32	1,530,000	1,292,057
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (United Kingdom) (b)	695,000	717,097
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (f)	735,000	758,953
Societe Generale SA (France) (a)(b)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (g)	935,000	860,143
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (g)	1,300,000	1,082,143
7.132% (1 Year Treasury Constant Maturity Rate + 2.95%), due 1/19/55	540,000	532,932
Standard Chartered plc
1.822% (1 Year Treasury Constant Maturity Rate + 0.95%), due 11/23/25 (United Kingdom) (a)(b)	1,060,000	1,047,624
Truist Financial Corp.
5.711%, due 1/24/35 (f)	850,000	869,059
UBS Group AG (Switzerland) (a)
3.091%, due 5/14/32 (f)	1,040,000	909,096
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	2,090,000	1,746,082
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	410,000	406,928
6.442%, due 8/11/28 (f)	365,000	378,736
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	935,000	829,202
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (Australia) (b)	1,255,000	1,058,627
		51,056,489
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	540,000	543,639
Chemicals 0.4%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	1,535,000	1,418,642
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,795,549

	Principal Amount	Value
Corporate Bonds
Chemicals
Sasol Financing USA LLC
8.75%, due 5/3/29 (South Africa) (a)	$ 1,260,000	$ 1,304,949
		4,519,140
Commercial Services 0.1%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	935,000	896,893
Computers 0.3%
Dell International LLC
3.375%, due 12/15/41 (h)	2,090,000	1,577,539
8.10%, due 7/15/36	1,242,000	1,513,148
		3,090,687
Diversified Financial Services 1.7%
AerCap Ireland Capital DAC
2.45%, due 10/29/26 (Ireland)	1,585,000	1,497,332
Air Lease Corp.
2.30%, due 2/1/25	1,915,000	1,883,209
4.25%, due 9/15/24	630,000	628,682
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	550,000	578,256
8.00%, due 11/1/31	1,685,000	1,896,106
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,210,000	1,149,546
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	1,515,000	1,440,086
2.875%, due 2/15/25	1,830,000	1,799,346
Banco BTG Pactual SA
2.75%, due 1/11/26 (Brazil) (a)	1,050,000	1,003,240
Capital One Financial Corp. (f)
6.051%, due 2/1/35	400,000	411,110
6.312%, due 6/8/29	1,070,000	1,109,756
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	880,000	913,266
Nomura Holdings, Inc.
5.099%, due 7/3/25 (Japan)	1,845,000	1,840,113
OneMain Finance Corp.
3.50%, due 1/15/27	885,000	836,343
7.50%, due 5/15/31	800,000	822,618
		17,809,009
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	1,135,000	1,100,895
Alabama Power Co.
3.00%, due 3/15/52	785,000	524,956

	Principal Amount	Value
Corporate Bonds
Electric
Arizona Public Service Co.
2.20%, due 12/15/31	$ 1,930,000	$ 1,593,371
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	595,639
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,163,301
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (Colombia) (a)	820,000	683,570
Evergy Metro, Inc.
5.40%, due 4/1/34	910,000	928,719
Eversource Energy
5.95%, due 7/15/34	1,030,000	1,070,925
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,406,534
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	546,420
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	627,784
Sempra
5.50%, due 8/1/33 (h)	1,115,000	1,141,043
Southern California Edison Co.
4.00%, due 4/1/47	660,000	523,382
5.70%, due 3/1/53	570,000	573,735
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	668,413
5.45%, due 4/1/53	480,000	473,938
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	580,000	596,949
		15,219,574
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	415,000	373,823
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	380,000	329,630
Food 0.3%
JBS USA Holding LUX SARL
5.75%, due 4/1/33 (h)	1,228,000	1,233,821
Minerva Luxembourg SA
8.875%, due 9/13/33 (Brazil) (a)	1,225,000	1,291,973

	Principal Amount	Value
Corporate Bonds
Food
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	$ 1,180,000	$ 1,148,347
		3,674,141
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31 (Brazil)	1,200,000	1,064,333
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	911,137
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,182,343
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	696,671
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,180,000	760,575
		3,550,726
Healthcare-Products 0.0% ‡
Solventum Corp.
5.90%, due 4/30/54 (a)	395,000	388,073
Insurance 0.5%
Athene Holding Ltd.
6.25%, due 4/1/54	620,000	632,412
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	940,000	928,859
Protective Life Corp.
8.45%, due 10/15/39	1,195,000	1,512,973
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	2,420,000	2,399,785
		5,474,029
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	1,060,000	1,068,237
Sands China Ltd.
5.125%, due 8/8/25 (Macao) (i)	1,310,000	1,300,624
Studio City Finance Ltd.
5.00%, due 1/15/29 (Macao) (a)	965,000	859,768
		3,228,629
Media 0.1%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,180,000	866,147

	Principal Amount	Value
Corporate Bonds
Mining 0.1%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (Australia) (a)	$ 665,000	$ 682,111
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.319% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,900,000	1,704,349
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)(j)	745,000	528,950
Packaging & Containers 0.1%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	731,000	731,713
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III BV (Israel)
3.15%, due 10/1/26	575,000	544,525
4.75%, due 5/9/27	1,335,000	1,293,754
		1,838,279
Pipelines 0.9%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,290,055
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	740,000	801,811
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	919,187
Energy Transfer LP
5.35%, due 5/15/45	1,000,000	923,316
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	565,000	566,943
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,733,007
MPLX LP
2.65%, due 8/15/30	1,050,000	927,107
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	898,342
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	521,000	526,441
Western Midstream Operating LP
5.25%, due 2/1/50 (i)	860,000	763,105
		9,349,314
Real Estate Investment Trusts 0.4%
GLP Capital LP
3.35%, due 9/1/24	1,280,000	1,276,492

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
4.00%, due 1/15/30	$ 1,170,000	$ 1,091,654
Starwood Property Trust, Inc. (a)
3.75%, due 12/31/24	1,120,000	1,104,719
4.375%, due 1/15/27	940,000	902,614
		4,375,479
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	594,000	580,830
Nordstrom, Inc.
4.25%, due 8/1/31	370,000	329,290
		910,120
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	939,641
Transportation 0.0% ‡
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)(h)	480,000	485,724
Water 0.1%
Aegea Finance SARL (Brazil) (a)
6.75%, due 5/20/29	690,000	677,796
9.00%, due 1/20/31	410,000	432,493
		1,110,289
Total Corporate Bonds (Cost $162,942,855)		153,501,783
Foreign Government Bonds 0.8%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (i)	1,535,000	640,696
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,695,000	1,479,951
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,392,397
4.50%, due 1/28/26	560,000	548,810
		1,941,207

	Principal Amount	Value
Foreign Government Bonds
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	$ 1,195,000	$ 1,093,651
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	845,709
Israel 0.1%
Israel Government Bond
5.75%, due 3/12/54	1,105,000	1,022,125
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,304,416
Total Foreign Government Bonds (Cost $8,860,606)		8,327,755
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
9.444% (1 Month SOFR + 4.00%), due 11/2/27 (b)	740,912	704,607
Total Loan Assignments (Cost $737,467)		704,607
Mortgage-Backed Securities 14.2%
Agency (Collateralized Mortgage Obligations) 6.2%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,597,028	1,129,254
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	2,852,304	95,838
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	1,341,021	8,466
REMIC, Series 5187, Class SA
(zero coupon) (SOFR 30A + 1.80%), due 1/25/52 (b)(d)	2,181,027	4,678
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	406,795	11,957
REMIC, Series 5326
(zero coupon), due 8/25/53	472,815	382,915
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	931,068	784,756
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	788,604	646,541

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5363
(zero coupon), due 12/25/53	$ 863,884	$ 739,529
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	768,030	629,619
REMIC, Series 4993, Class KS
0.588% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	3,109,947	394,703
REMIC, Series 4994, Class TS
0.638% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	2,020,112	256,594
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	799,753	676,454
REMIC, Series 5136, Class ZJ
2.50%, due 8/25/51	842,477	505,506
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	1,520,051	269,936
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	1,684,594	277,190
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,204,268	203,875
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	1,337,086	212,323
REMIC, Series 5160
3.00%, due 10/25/51 (d)	1,495,829	163,701
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	1,056,965	964,692
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,898,062	1,725,787
REMIC, Series 5040
3.50%, due 11/25/50 (d)	1,051,866	199,015
REMIC, Series 5268, Class B
4.50%, due 10/25/52	1,143,194	1,103,769
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	1,059,167	812,426
Series 311
(zero coupon), due 8/15/43	619,210	473,790
Series 402
(zero coupon), due 9/25/53	1,083,016	893,232
Series 311, Class S1
0.498% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	3,169,983	350,835
Series 389, Class C35
2.00%, due 6/15/52 (d)	2,669,724	341,378
FNMA
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	1,307,691	887
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	8,654,674	69,240

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	$ 845,526	$ 679,165
REMIC, Series 2023-45
(zero coupon), due 10/25/53	930,970	726,616
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	997,370	824,990
REMIC, Series 2022-10, Class SA
0.403% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	1,793,214	253,420
REMIC, Series 2021-40, Class SI
0.488% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	2,438,899	247,791
REMIC, Series 2016-57, Class SN
0.588% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,702,190	182,719
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,241,789	191,112
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	850,755	116,963
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	3,452,508	463,716
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	559,574	72,359
REMIC, Series 2021-57, Class ZW
2.50%, due 7/25/51	871,806	520,484
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	4,695,862	671,044
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,355,909	563,853
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,208,320	480,911
FNMA, Strips
Series 426, Class C32
1.50%, due 2/25/52 (d)	3,940,554	378,331
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	951,064	12,854
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	3,081,795	42,780
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	4,439,356	45,270
Series 2023-101, Class KO
(zero coupon), due 1/20/51	2,306,605	1,554,667
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	4,324,044	63,699
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	4,108,717	40,080
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	689,301	1,040

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	$ 1,541,205	$ 2,323
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	6,561,080	46,752
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	5,846,394	66,711
Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	15,916,353	208,663
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	3,486,293	137,755
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	6,413,701	149,963
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	3,043,040	7,522
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	5,405,291	42,877
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	28,065,235	150,373
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	2,258,342	45,652
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	4,692,646	77,140
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	11,841,540	226,417
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	2,351,526	37,419
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,378,567	1,087,527
Series 2023-53
(zero coupon), due 4/20/53	608,131	482,968
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	5,562,576	233,618
Series 2023-60, Class ES
0.512% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,347,168	1,245,755
Series 2020-34, Class SC
0.59% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	2,283,747	270,734
Series 2020-146, Class SA
0.84% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	2,185,260	291,027
Series 2021-179, Class SA
0.84% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	2,924,296	390,735
Series 2020-167, Class SN
0.84% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,387,717	195,599
Series 2020-189, Class NS
0.84% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	3,311,927	501,089
Series 2020-189, Class SU
0.84% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	680,111	97,597

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-46, Class QS
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	$ 759,993	$ 105,635
Series 2021-57, Class SA
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	4,253,804	560,771
Series 2021-57, Class SD
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	7,041,597	941,893
Series 2021-46, Class TS
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,656,011	232,009
Series 2021-96, Class NS
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	4,410,908	606,599
Series 2021-97, Class SM
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	1,089,850	159,716
Series 2021-96, Class SN
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,579,153	325,670
Series 2021-122, Class HS
0.84% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	2,402,477	345,793
Series 2022-137, Class S
0.84% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	2,611,839	335,102
Series 2021-96, Class JS
0.89% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	2,070,182	284,365
Series 2023-86, Class SE
1.306% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	1,731,019	249,709
Series 2023-66, Class MP
1.612% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,407,696	1,392,790
Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	734,709	72,334
Series 2020-188
2.00%, due 12/20/50 (d)	3,445,168	380,205
Series 2020-185, Class BI
2.00%, due 12/20/50 (d)	1,495,308	161,323
Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	2,184,599	252,089
Series 2021-97, Class IN
2.50%, due 8/20/49 (d)	3,630,414	342,942
Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	576,701	74,851
Series 2020-122, Class IW
2.50%, due 7/20/50 (d)	1,831,400	234,397
Series 2020-151, Class TI
2.50%, due 10/20/50 (d)	1,740,651	240,094
Series 2020-188, Class DI
2.50%, due 12/20/50 (d)	4,499,941	601,907
Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	918,736	114,182
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	3,015,772	2,487,004

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	$ 1,029,507	$ 846,196
Series 2021-188
2.50%, due 10/20/51 (d)	3,781,437	623,580
Series 2021-177, Class CI
2.50%, due 10/20/51 (d)	1,992,791	253,828
Series 2022-83
2.50%, due 11/20/51 (d)	2,991,824	416,637
Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	2,028,136	332,540
Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	3,396,933	536,796
Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	360,810	55,684
Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	1,494,450	237,525
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	3,807,724	3,255,865
Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,394,474	245,889
Series 2022-207
3.00%, due 8/20/51 (d)	2,275,444	364,495
Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	4,760,989	719,958
Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	3,603,952	536,845
Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	3,223,093	494,180
Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	2,594,821	407,890
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	493,948	443,795
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,383,879	1,237,845
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	507,979	454,968
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	530,397	475,291
Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,460,785	1,306,106
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,117,445	998,702
Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	2,274,495	397,448
Series 2023-1, Class HD
3.50%, due 1/20/52	936,289	847,224

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (b)	$ 514,573	$ 473,668
Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	467,533	437,585
Series 2023-81, Class LA
5.00%, due 6/20/52	610,619	610,066
Series 2023-38, Class WT
6.643%, due 12/20/51 (k)	619,020	656,147
Series 2023-59, Class YC
6.963%, due 9/20/51 (k)	1,358,186	1,478,036
Series 2023-55, Class CG
7.49%, due 7/20/51 (k)	985,421	1,097,265
Series 2023-55, Class LB
7.802%, due 11/20/51 (k)	895,742	1,028,913
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class M10
9.212% (SOFR 30A + 3.864%), due 3/25/50	1,980,060	1,990,436
Series 2019-01, Class B10
10.962% (SOFR 30A + 5.614%), due 10/25/49	1,040,000	1,033,229
Series 2023-01, Class M10
11.847% (SOFR 30A + 6.50%), due 11/25/53	1,735,000	1,934,089
Series 2020-01, Class CE
12.962% (SOFR 30A + 7.614%), due 3/25/50	1,015,000	1,008,868
		66,197,935
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
BANK
Series 2019-BN19, Class C
4.028%, due 8/15/61 (e)	1,340,000	1,048,699
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	1,020,000	871,799
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.809% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	30,899	29,517
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (k)	1,375,000	819,530
Series 2018-TALL, Class C
6.647% (1 Month SOFR + 1.318%), due 3/15/37 (b)	1,680,000	1,514,146
Series 2018-TALL, Class D
6.975% (1 Month SOFR + 1.646%), due 3/15/37 (b)	2,070,000	1,768,489
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.09%, due 10/10/51 (a)	815,000	590,711
Series 2019-B15, Class C
3.72%, due 12/15/72	1,120,000	859,786

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Benchmark Mortgage Trust (e)
Series 2019-B14, Class C
3.772%, due 12/15/62	$ 1,310,000	$ 983,365
Series 2018-B1, Class C
4.178%, due 1/15/51	1,165,000	959,568
Series 2018-B3, Class C
4.515%, due 4/10/51	1,230,000	1,018,098
BX Commercial Mortgage Trust (a)
Series 2020-VIV2, Class C
3.542%, due 3/9/44 (e)	1,070,000	950,777
Series 2022-CSMO, Class D
9.666% (1 Month SOFR + 4.337%), due 6/15/27 (b)	690,000	692,156
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	250,000	226,788
Series 2021-SDMF, Class F
7.38% (1 Month SOFR + 2.051%), due 9/15/34 (b)	949,660	907,256
CFCRE Commercial Mortgage Trust (a)(e)
Series 2016-C3, Class D
3.052%, due 1/10/48	695,000	604,637
Series 2011-C2, Class E
5.249%, due 12/15/47	480,000	413,891
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.152%, due 3/10/51 (a)(e)	620,000	427,267
Series 2016-C2, Class C
4.031%, due 8/10/49 (k)	705,000	651,509
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	1,200,000	1,187,997
Commercial Mortgage Trust (e)
Series 2014-CR15, Class D
3.977%, due 2/10/47 (a)	1,255,000	1,129,504
Series 2014-CR17, Class C
4.663%, due 5/10/47	605,000	541,476
Series 2012-LC4, Class C
5.303%, due 12/10/44	730,000	644,515
CONE Trust
Series 2024-DFW1, Class E
9.188% (1 Month SOFR + 3.888%), due 8/15/26 (a)(b)	515,000	514,032
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(e)	1,140,000	857,689
DROP Mortgage Trust
Series 2021-FILE, Class A
6.593% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	875,000	833,437
GNMA
Series 2023-194, Class CI
0.876%, due 10/16/65 (d)(e)	4,421,637	306,361

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
GNMA
Series 2021-164
0.949%, due 10/16/63 (d)(e)	$ 3,811,112	$ 278,650
Series 2023-159, Class CI
0.956%, due 7/16/65 (d)(k)	5,758,858	450,933
Series 2020-168, Class IA
0.979%, due 12/16/62 (d)(e)	2,903,641	209,952
Series 2021-47
0.992%, due 3/16/61 (d)(e)	6,888,516	480,737
Series 2022-185, Class DI
1.023%, due 10/16/65 (d)(e)	2,487,168	186,232
Series 2023-172
1.386%, due 2/16/66 (d)(e)	3,995,083	400,913
Series 2024-29, Class B
2.50%, due 8/16/64 (k)	1,205,000	919,680
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)(e)
Series 2021-1MEM, Class C
2.654%, due 10/9/42	1,000,000	728,155
Series 2012-C6, Class E
4.964%, due 5/15/45	725,000	668,207
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	798,506
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300B
3.996%, due 8/15/31	680,000	571,200
ORL Trust
Series 2023-GLKS, Class D
9.63% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	760,000	761,425
SREIT Trust
Series 2021-MFP, Class G
8.417% (1 Month SOFR + 3.088%), due 11/15/38 (a)(b)	1,291,765	1,278,280
TX Trust
Series 2024-HOU, Class E
9.716% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	715,000	708,866
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	740,000	547,789
Series 2018-C9, Class C
4.947%, due 3/15/51 (e)	755,000	565,927
Wells Fargo Commercial Mortgage Trust (a)
Series 2018-C43, Class D
3.00%, due 3/15/51	250,000	196,273
Series 2017-C39, Class D
4.366%, due 9/15/50 (e)	545,000	426,033

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D
4.062%, due 3/15/45 (a)(e)	$ 1,045,000	$ 874,791
		32,405,549
Whole Loan (Collateralized Mortgage Obligations) 4.9%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	39,833,365	470,352
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R01, Class 1B1
8.712% (SOFR 30A + 3.364%), due 1/25/40	995,000	1,033,372
Series 2020-SBT1, Class 1M2
9.112% (SOFR 30A + 3.764%), due 2/25/40	685,000	726,915
Series 2022-R01, Class 1B2
11.347% (SOFR 30A + 6.00%), due 12/25/41	1,845,000	1,952,250
Series 2020-SBT1, Class 1B1
12.212% (SOFR 30A + 6.864%), due 2/25/40	375,000	408,513
Series 2019-HRP1, Class B1
14.712% (SOFR 30A + 9.364%), due 11/25/39	1,950,000	2,168,043
Series 2022-R04, Class 1B2
14.847% (SOFR 30A + 9.50%), due 3/25/42	750,000	854,762
Series 2022-R03, Class 1B2
15.197% (SOFR 30A + 9.85%), due 3/25/42	530,000	604,974
CSMC Trust
Series 2021-NQM2, Class A1
1.179%, due 2/25/66 (a)(k)	806,152	705,805
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
8.347% (SOFR 30A + 3.00%), due 8/25/33	2,480,000	2,727,659
Series 2020-DNA6, Class B1
8.347% (SOFR 30A + 3.00%), due 12/25/50	575,000	618,995
Series 2021-DNA5, Class B1
8.397% (SOFR 30A + 3.05%), due 1/25/34	2,105,000	2,262,832
Series 2021-HQA2, Class B1
8.497% (SOFR 30A + 3.15%), due 12/25/33	1,445,000	1,607,335
Series 2020-HQA5, Class B1
9.347% (SOFR 30A + 4.00%), due 11/25/50	1,990,000	2,236,263
Series 2021-DNA1, Class B2
10.097% (SOFR 30A + 4.75%), due 1/25/51	2,160,000	2,326,730
Series 2020-DNA2, Class B2
10.262% (SOFR 30A + 4.914%), due 2/25/50	1,665,000	1,812,189
Series 2021-HQA1, Class B2
10.347% (SOFR 30A + 5.00%), due 8/25/33	1,481,000	1,605,901
Series 2020-HQA1, Class B2
10.562% (SOFR 30A + 5.214%), due 1/25/50	1,920,000	2,078,076
Series 2022-HQA3, Class M2
10.697% (SOFR 30A + 5.35%), due 8/25/42	640,000	701,550

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA2, Class B2
10.797% (SOFR 30A + 5.45%), due 12/25/33	$ 1,435,000	$ 1,605,066
Series 2021-DNA5, Class B2
10.847% (SOFR 30A + 5.50%), due 1/25/34	880,000	992,931
Series 2023-HQA1, Class M2
10.847% (SOFR 30A + 5.50%), due 5/25/43	745,000	830,468
Series 2022-HQA2, Class M2
11.347% (SOFR 30A + 6.00%), due 7/25/42	860,000	957,085
Series 2021-DNA3, Class B2
11.597% (SOFR 30A + 6.25%), due 10/25/33	440,000	520,085
Series 2021-HQA3, Class B2
11.597% (SOFR 30A + 6.25%), due 9/25/41	1,550,000	1,619,926
Series 2021-HQA4, Class B2
12.347% (SOFR 30A + 7.00%), due 12/25/41	1,050,000	1,122,491
Series 2022-HQA1, Class B1
12.347% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,513,025
Series 2022-DNA1, Class B2
12.447% (SOFR 30A + 7.10%), due 1/25/42	1,385,000	1,488,380
Series 2021-DNA7, Class B2
13.147% (SOFR 30A + 7.80%), due 11/25/41	2,000,000	2,168,827
Series 2022-HQA1, Class B2
16.347% (SOFR 30A + 11.00%), due 3/25/42	350,000	405,511
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.153%, due 8/25/48 (a)(k)	1,582,914	1,184,321
FHLMC STACR Trust (a)(b)
Series 2019-FTR3, Class B2
10.262% (SOFR 30A + 4.914%), due 9/25/47	1,345,000	1,433,131
Series 2019-FTR2, Class B2
12.862% (SOFR 30A + 7.514%), due 11/25/48	900,000	1,035,892
Series 2019-HQA3, Class B2
12.962% (SOFR 30A + 7.614%), due 9/25/49	895,000	1,018,673
Series 2019-FTR1, Class B2
13.812% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,312,536
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(k)	92,047	74,050
FNMA Connecticut Avenue Securities
Series 2021-R02, Class 2B2
11.547% (SOFR 30A + 6.20%), due 11/25/41 (a)(b)	720,000	759,600
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	2,097,614	1,712,242
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(d)(e)	29,762,240	278,825

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.962% (SOFR 30A + 10.614%), due 2/25/47	$ 1,585,000	$ 1,966,200
Series 2018-HRP1, Class B2
17.212% (SOFR 30A + 11.864%), due 5/25/43	1,001,411	1,220,253
		52,122,034
Total Mortgage-Backed Securities (Cost $147,331,543)		150,725,518
U.S. Government & Federal Agencies 4.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.0%
UMBS Pool, 30 Year
3.00%, due 1/1/52	3,105,599	2,737,444
4.00%, due 3/1/53	2,255,040	2,116,358
4.50%, due 10/1/52	843,834	813,171
5.00%, due 3/1/54	721,703	710,556
5.50%, due 7/1/53	1,866,394	1,869,282
6.00%, due 10/1/53	903,080	919,634
6.00%, due 11/1/53	115,672	118,139
6.50%, due 10/1/53	1,034,491	1,061,929
6.50%, due 12/1/53	411,077	422,641
		10,769,154
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.4%
UMBS, 30 Year
2.00%, due 10/1/50	4,485,408	3,634,988
2.50%, due 6/1/51	372,214	318,897
2.50%, due 11/1/51	10,138,539	8,580,132
3.00%, due 6/1/51	1,749,273	1,537,460
4.00%, due 8/1/48	420,557	399,823
4.00%, due 2/1/49	245,046	234,111
4.00%, due 6/1/52	836,878	784,834
4.00%, due 6/1/52	671,463	630,237
4.50%, due 1/1/54	2,320,340	2,235,732
5.00%, due 11/1/52	2,776,606	2,740,511
5.00%, due 3/1/53	1,637,859	1,613,985
5.50%, due 2/1/53	416,932	417,753
5.50%, due 8/1/53	435,470	438,008
6.00%, due 9/1/53	1,114,203	1,135,887
6.00%, due 9/1/53	4,618	4,683
6.00%, due 11/1/53	103,298	105,500
6.50%, due 12/1/53	263,068	270,548
		25,083,089
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	5	5

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA I, Single Family, 30 Year
6.50%, due 8/15/29	$ 2	$ 2
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,699,299	2,410,398
		2,410,405
United States Treasury Bonds 0.0% ‡
U.S. Treasury Bonds
4.625%, due 5/15/54	500,000	523,594
United States Treasury Notes 0.4%
U.S. Treasury Notes
4.125%, due 7/31/31	2,575,000	2,600,348
4.375%, due 7/15/27	1,325,000	1,336,283
		3,936,631
Total U.S. Government & Federal Agencies (Cost $41,919,754)		42,722,873
Total Long-Term Bonds (Cost $392,494,170)		386,039,306

	Shares

Common Stocks 60.2%
Aerospace & Defense 2.1%
BAE Systems plc (United Kingdom)	358,592	5,979,013
General Dynamics Corp.	13,583	4,057,378
Lockheed Martin Corp.	10,566	5,725,927
RTX Corp.	53,563	6,293,117
		22,055,435
Air Freight & Logistics 1.3%
Deutsche Post AG (Germany)	124,577	5,561,468
Hyundai Glovis Co. Ltd. (Republic of Korea)	50,492	4,455,985
United Parcel Service, Inc., Class B	27,651	3,604,861
		13,622,314
Automobile Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)	95,945	3,800,415
Automobiles 0.3%
Toyota Motor Corp. (Japan)	155,100	3,053,235
Banks 4.2%
Bank of America Corp.	178,689	7,202,954
BAWAG Group AG (Austria) (a)	48,655	3,551,706
Columbia Banking System, Inc.	163,656	4,281,241

	Shares	Value
Common Stocks
Banks
JPMorgan Chase & Co.	45,523	$ 9,687,294
PNC Financial Services Group, Inc. (The)	23,089	4,181,418
Regions Financial Corp.	167,271	3,741,852
Royal Bank of Canada (Canada) (h)	31,240	3,490,897
Truist Financial Corp.	91,676	4,097,001
U.S. Bancorp	86,409	3,878,036
		44,112,399
Beverages 2.0%
Coca-Cola Co. (The)	88,541	5,909,226
Coca-Cola Europacific Partners plc (United Kingdom)	153,415	11,317,425
PepsiCo, Inc.	22,454	3,877,132
		21,103,783
Biotechnology 0.9%
AbbVie, Inc.	50,112	9,286,756
Capital Markets 1.1%
BlackRock, Inc.	3,972	3,481,458
Lazard, Inc.	103,920	5,109,746
Schroders plc (United Kingdom)	724,680	3,659,374
		12,250,578
Chemicals 1.7%
Dow, Inc.	79,621	4,336,956
Linde plc	12,043	5,461,500
LyondellBasell Industries NV, Class A	47,696	4,743,844
Nutrien Ltd. (Canada)	70,214	3,594,957
		18,137,257
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	46
Communications Equipment 0.8%
Cisco Systems, Inc.	180,587	8,749,440
Construction & Engineering 0.3%
Vinci SA (France)	30,503	3,486,054
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	119,104	8,175,299
Diversified Telecommunication Services 2.5%
AT&T, Inc.	182,274	3,508,774
BCE, Inc. (Canada)	98,528	3,323,398
Deutsche Telekom AG (Registered) (Germany)	357,469	9,350,668
Orange SA (France)	298,342	3,309,526

	Shares	Value
Common Stocks
Diversified Telecommunication Services
TELUS Corp. (Canada)	221,642	$ 3,578,315
Verizon Communications, Inc.	83,751	3,393,591
		26,464,272
Electric Utilities 2.2%
American Electric Power Co., Inc.	47,764	4,686,604
Duke Energy Corp.	31,698	3,463,640
Entergy Corp.	31,879	3,697,008
NextEra Energy, Inc.	106,685	8,149,667
Pinnacle West Capital Corp.	43,761	3,745,504
		23,742,423
Electrical Equipment 1.0%
Eaton Corp. plc	14,943	4,554,477
Emerson Electric Co.	48,986	5,736,750
		10,291,227
Food Products 0.8%
Mondelez International, Inc., Class A	75,725	5,175,804
Nestle SA (Registered)	33,113	3,362,794
		8,538,598
Gas Utilities 0.4%
Snam SpA (Italy)	799,002	3,819,468
Health Care Equipment & Supplies 0.5%
Medtronic plc	69,579	5,588,585
Health Care Providers & Services 1.1%
CVS Health Corp.	57,314	3,457,754
UnitedHealth Group, Inc.	13,644	7,861,127
		11,318,881
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	19,262	5,112,135
Restaurant Brands International, Inc. (Canada)	119,532	8,366,044
Vail Resorts, Inc.	19,889	3,619,997
		17,098,176
Household Durables 0.5%
Garmin Ltd.	32,348	5,539,595
Industrial Conglomerates 0.9%
Honeywell International, Inc.	16,081	3,292,585
Siemens AG (Registered) (Germany)	31,764	5,824,082
		9,116,667

	Shares	Value
Common Stocks
Industrial REITs 0.3%
Segro plc (United Kingdom)	305,260	$ 3,593,846
Insurance 3.3%
AIA Group Ltd. (Hong Kong)	492,800	3,311,468
Allianz SE (Registered) (Germany)	13,226	3,733,049
AXA SA (France)	119,089	4,187,443
Manulife Financial Corp. (Canada)	271,235	7,225,599
MetLife, Inc.	107,248	8,242,009
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	10,346	5,101,334
Travelers Cos., Inc. (The)	15,557	3,367,157
		35,168,059
Interactive Media & Services 0.4%
Meta Platforms, Inc., Class A	9,128	4,334,248
IT Services 1.2%
International Business Machines Corp.	68,823	13,223,651
Leisure Products 0.4%
Hasbro, Inc.	72,798	4,692,559
Machinery 0.7%
Cummins, Inc.	25,536	7,451,405
Media 0.5%
Omnicom Group, Inc.	50,830	4,983,373
Multi-Utilities 0.7%
NiSource, Inc.	126,636	3,957,375
WEC Energy Group, Inc.	41,299	3,554,192
		7,511,567
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	21,040	3,376,289
Enterprise Products Partners LP	118,525	3,420,631
MPLX LP	75,429	3,229,870
TotalEnergies SE (France)	129,511	8,757,402
Williams Cos., Inc. (The)	99,258	4,262,138
		23,046,330
Personal Care Products 0.4%
Unilever plc (United Kingdom)	78,087	4,794,375
Pharmaceuticals 6.0%
Astellas Pharma, Inc. (Japan)	332,300	3,876,334
AstraZeneca plc, Sponsored ADR (United Kingdom)	122,186	9,671,022

	Shares	Value
Common Stocks
Pharmaceuticals
Bristol-Myers Squibb Co.	81,732	$ 3,887,174
Eli Lilly & Co.	10,256	8,248,593
GSK plc	178,986	3,479,043
Johnson & Johnson	25,742	4,063,375
Merck & Co., Inc.	50,336	5,694,512
Novartis AG (Registered) (Switzerland)	78,565	8,823,626
Pfizer, Inc.	115,963	3,541,510
Roche Holding AG	13,322	4,337,713
Sanofi SA	75,474	7,786,720
		63,409,622
Professional Services 0.3%
Paychex, Inc.	29,629	3,793,105
Retail REITs 0.4%
Realty Income Corp.	71,577	4,110,667
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	53,508	12,380,681
Broadcom, Inc.	84,280	13,542,111
KLA Corp.	10,120	8,329,468
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	62,470	10,357,526
Texas Instruments, Inc.	38,925	7,933,304
		52,543,090
Software 1.8%
Microsoft Corp.	33,420	13,981,257
Salesforce, Inc.	19,470	5,038,836
		19,020,093
Specialized REITs 1.7%
Iron Mountain, Inc.	125,463	12,867,485
VICI Properties, Inc.	166,768	5,213,168
		18,080,653
Specialty Retail 0.9%
Best Buy Co., Inc.	44,682	3,865,886
Home Depot, Inc. (The)	14,498	5,337,584
		9,203,470
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	46,903	10,416,218
Dell Technologies, Inc., Class C	59,696	6,786,241
Hewlett Packard Enterprise Co.	319,996	6,371,121
NetApp, Inc.	56,111	7,124,975
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	4,149	6,385,311
		37,083,866

	Shares	Value
Common Stocks
Tobacco 1.5%
British American Tobacco plc (United Kingdom)	105,219	$ 3,713,005
Imperial Brands plc (United Kingdom)	131,172	3,615,388
Philip Morris International, Inc.	73,002	8,406,910
		15,735,303
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., Class A	70,470	6,268,307
Water Utilities 0.4%
Essential Utilities, Inc.	103,774	4,218,413
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B (Canada)	93,851	3,629,236
SK Telecom Co. Ltd. (Republic of Korea)	89,617	3,521,540
		7,150,776
Total Common Stocks (Cost $436,519,212)		638,767,681
Short-Term Investments 1.4%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 5.243% (l)	9,159,111	9,159,111
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.291% (l)(m)	214,625	214,625

	Principal Amount

U.S. Treasury Debt 0.5%
U.S. Treasury Bills (n)
5.22%, due 11/29/24	$ 2,650,000	2,605,282
5.27%, due 9/24/24	3,250,000	3,224,382
Total U.S. Treasury Debt (Cost $5,829,423)		5,829,664
Total Short-Term Investments (Cost $15,203,159)		15,203,400
Total Investments (Cost $844,216,541)	98.0%	1,040,010,387
Other Assets, Less Liabilities	2.0	20,917,434
Net Assets	100.0%	$ 1,060,927,821

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2024.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $2,905,968; the total market value of collateral held by the Fund was $3,033,752. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,819,127. The Fund received cash collateral with a value of $214,625.
(i)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(j)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $528,950, which represented less than one-tenth of a percent of the Fund’s net assets.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(l)	Current yield as of July 31, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,560	$ 226,000	$ (218,401)	$ —	$ —	$ 9,159	$ 597	$ —	9,159
Foreign Currency Forward Contracts
As of July 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	15,187,113	JPMorgan Chase Bank N.A.	8/1/24	$ 45,344
EUR	12,118,000	USD	13,002,387	JPMorgan Chase Bank N.A.	8/1/24	112,318
JPY	6,863,607,000	USD	44,946,868	JPMorgan Chase Bank N.A.	8/1/24	870,074
JPY	3,342,070,000	USD	22,087,350	JPMorgan Chase Bank N.A.	11/1/24	534,965
USD	46,313	GBP	36,000	JPMorgan Chase Bank N.A.	11/1/24	2
Total Unrealized Appreciation						1,562,703

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	15,304,987	JPMorgan Chase Bank N.A.	11/1/24	$ (39,342)
EUR	6,732,664	USD	7,342,458	JPMorgan Chase Bank N.A.	11/1/24	(23,453)
USD	5,782,491	EUR	5,385,336	JPMorgan Chase Bank N.A.	8/1/24	(45,789)
USD	44,838	GBP	36,000	JPMorgan Chase Bank N.A.	8/1/24	(1,442)
USD	10,320,482	JPY	1,572,182,000	JPMorgan Chase Bank N.A.	8/1/24	(174,374)
USD	12,488,100	JPY	1,949,355,000	JPMorgan Chase Bank N.A.	8/1/24	(524,516)
Total Unrealized Depreciation						(808,916)
Net Unrealized Appreciation						$ 753,787

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Schatz	71	September 2024	$ 8,123,984	$ 8,150,776	$ 26,792
Russell 2000 E-Mini Index	129	September 2024	14,695,848	14,660,850	(34,998)
S&P 500 E-Mini Index	125	September 2024	34,394,354	34,737,500	343,146
S&P Midcap 400 E-Mini Index	114	September 2024	35,323,432	35,569,140	245,708
U.S. Treasury 5 Year Notes	212	September 2024	22,516,561	22,872,812	356,251
U.S. Treasury 10 Year Notes	141	September 2024	15,425,796	15,765,563	339,767
U.S. Treasury 10 Year Ultra Bonds	5	September 2024	577,981	577,891	(90)
U.S. Treasury Long Bonds	198	September 2024	23,078,317	23,914,687	836,370
U.S. Treasury Ultra Bonds	165	September 2024	20,376,517	21,114,844	738,327
Yen Denominated Nikkei 225 Index	498	September 2024	64,361,749	64,250,826	(110,923)
Total Long Contracts					2,740,350
Short Contracts
Euro STOXX 50 Index	(338)	September 2024	(17,997,646)	(17,916,908)	80,738
FTSE 100 Index	(151)	September 2024	(15,894,009)	(16,223,416)	(329,407)
U.S. Treasury 2 Year Notes	(26)	September 2024	(5,336,876)	(5,339,547)	(2,671)
Total Short Contracts					(251,340)
Net Unrealized Appreciation					$ 2,489,010

1.	As of July 31, 2024, cash in the amount of $12,567,610 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association

JPY—Japanese Yen
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 30,056,770	$ —	$ 30,056,770
Corporate Bonds	—	153,501,783	—	153,501,783
Foreign Government Bonds	—	8,327,755	—	8,327,755
Loan Assignments	—	704,607	—	704,607
Mortgage-Backed Securities	—	150,725,518	—	150,725,518
U.S. Government & Federal Agencies	—	42,722,873	—	42,722,873
Total Long-Term Bonds	—	386,039,306	—	386,039,306
Common Stocks	638,767,681	—	—	638,767,681
Short-Term Investments
Affiliated Investment Company	9,159,111	—	—	9,159,111
Unaffiliated Investment Company	214,625	—	—	214,625
U.S. Treasury Debt	—	5,829,664	—	5,829,664
Total Short-Term Investments	9,373,736	5,829,664	—	15,203,400
Total Investments in Securities	648,141,417	391,868,970	—	1,040,010,387
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	1,562,703	—	1,562,703
Futures Contracts	2,967,099	—	—	2,967,099
Total Other Financial Instruments	2,967,099	1,562,703	—	4,529,802
Total Investments in Securities and Other Financial Instruments	$ 651,108,516	$ 393,431,673	$ —	$ 1,044,540,189
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (808,916)	$ —	$ (808,916)
Futures Contracts	(478,089)	—	—	(478,089)
Total Other Financial Instruments	$ (478,089)	$ (808,916)	$ —	$ (1,287,005)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Enduring Capital Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Air Freight & Logistics 3.5%
Expeditors International of Washington, Inc.	158,391	$ 19,770,365
Banks 2.9%
M&T Bank Corp.	94,767	16,316,034
Capital Markets 4.9%
Brookfield Asset Management Ltd., Class A	154,796	6,753,749
Brookfield Corp.	234,455	11,429,681
Charles Schwab Corp. (The)	142,677	9,301,114
		27,484,544
Chemicals 7.5%
Linde plc	49,480	22,439,180
Sherwin-Williams Co. (The)	54,444	19,098,955
		41,538,135
Commercial Services & Supplies 10.7%
Cintas Corp.	26,257	20,058,773
Copart, Inc. (a)	439,835	23,016,565
Waste Connections, Inc.	91,638	16,290,487
		59,365,825
Consumer Finance 3.3%
Credit Acceptance Corp. (a)	31,739	18,246,751
Consumer Staples Distribution & Retail 3.7%
Costco Wholesale Corp.	25,257	20,761,254
Containers & Packaging 2.2%
Ball Corp.	195,085	12,452,276
Financial Services 4.4%
Berkshire Hathaway, Inc., Class B (a)	56,505	24,777,443
Ground Transportation 5.8%
Canadian National Railway Co.	116,253	13,457,949
Old Dominion Freight Line, Inc.	90,189	18,955,924
		32,413,873
Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	21,050	12,128,168
Household Durables 5.8%
NVR, Inc. (a)	3,743	32,217,798

	Shares	Value
Common Stocks
Insurance 10.0%
Brookfield Reinsurance Ltd.	3,730	$ 182,397
Markel Group, Inc. (a)	16,226	26,591,980
Progressive Corp. (The)	135,445	29,001,483
		55,775,860
Life Sciences Tools & Services 2.5%
Danaher Corp.	50,112	13,885,033
Machinery 9.5%
Deere & Co.	25,465	9,472,471
Fortive Corp.	132,216	9,499,719
IDEX Corp.	52,190	10,880,571
PACCAR, Inc.	234,583	23,143,959
		52,996,720
Media 1.2%
Cable One, Inc. (b)	16,091	6,651,698
Software 8.3%
Constellation Software, Inc.	14,263	45,003,270
Lumine Group, Inc. (a)	51,296	1,372,822
		46,376,092
Specialized REITs 3.4%
American Tower Corp.	44,246	9,751,818
Public Storage	31,138	9,214,357
		18,966,175
Specialty Retail 2.6%
O'Reilly Automotive, Inc. (a)	12,817	14,436,300
Trading Companies & Distributors 3.7%
Watsco, Inc.	41,619	20,372,084
Total Common Stocks (Cost $362,886,463)		546,932,428

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (a)(c)(d)	16,496	—
Total Warrants (Cost $0)		—

	Shares	Value

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
NYLI U.S. Government Liquidity Fund, 5.243% (e)	11,090,968	$ 11,090,968
Total Short-Term Investment (Cost $11,090,968)		11,090,968
Total Investments (Cost $373,977,431)	100.1%	558,023,396
Other Assets, Less Liabilities	(0.1)	(593,944)
Net Assets	100.0%	$ 557,429,452

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $1,586,552. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,881,176.
(c)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 5,152	$ 51,457	$ (45,518)	$ —	$ —	$ 11,091	$ 369	$ —	11,091
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 546,932,428	$ —	$ —	$ 546,932,428
Warrants	—	—	—	—
Short-Term Investment
Affiliated Investment Company	11,090,968	—	—	11,090,968
Total Investments in Securities	$ 558,023,396	$ —	$ —	$ 558,023,396

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Convertible Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 0.0% ‡
Corporate Bond 0.0% ‡
Hotels, Restaurants & Leisure 0.0% ‡
NCL Corp. Ltd.
5.375%, due 8/1/25	$ 4,000	$ 4,708
Total Long-Term Bonds (Cost $4,000)		4,708

Convertible Securities 94.1%
Convertible Bonds 89.1%
Automobile Components 1.5%
Patrick Industries, Inc.
1.75%, due 12/1/28	16,362,000	22,479,343
Automobiles 2.3%
Ford Motor Co.
(zero coupon), due 3/15/26	27,838,000	27,100,293
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	8,106,280
		35,206,573
Beverages 1.4%
MGP Ingredients, Inc.
1.875%, due 11/15/41	19,959,000	21,149,174
Biotechnology 7.8%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,460,000	5,902,260
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27 (a)	29,284,000	28,310,307
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	8,746,000	7,149,855
Exact Sciences Corp.
1.75%, due 4/15/31 (b)	30,763,000	25,567,643
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	17,827,000	20,483,223
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26	11,988,000	12,687,500
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	13,892,000	20,958,014
		121,058,802
Broadline Retail 1.3%
Etsy, Inc.
0.25%, due 6/15/28	25,139,000	20,180,842

	Principal Amount	Value
Convertible Bonds
Commercial Services & Supplies 2.1%
Tetra Tech, Inc.
2.25%, due 8/15/28 (b)	$ 26,609,000	$ 32,294,013
Communications Equipment 1.5%
Lumentum Holdings, Inc.
0.50%, due 12/15/26	25,385,000	23,454,168
Consumer Staples Distribution & Retail 1.1%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	15,112,000	17,576,767
Electric Utilities 3.3%
NRG Energy, Inc.
2.75%, due 6/1/48	14,001,000	25,968,825
PG&E Corp.
4.25%, due 12/1/27 (b)	24,558,000	25,362,275
		51,331,100
Electrical Equipment 0.4%
Array Technologies, Inc.
1.00%, due 12/1/28	7,636,000	6,223,056
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28 (b)	18,209,000	19,776,340
OSI Systems, Inc.
2.25%, due 8/1/29 (b)	11,550,000	11,583,584
		31,359,924
Energy Equipment & Services 1.0%
Oil States International, Inc.
4.75%, due 4/1/26	16,250,000	16,071,250
Entertainment 2.2%
Liberty Media Corp.
2.25%, due 8/15/27	13,561,000	15,220,431
Live Nation Entertainment, Inc.
3.125%, due 1/15/29 (a)	16,065,000	18,258,676
		33,479,107
Financial Services 2.5%
Euronet Worldwide, Inc.
0.75%, due 3/15/49 (a)	11,900,000	11,620,350
Global Payments, Inc.
1.50%, due 3/1/31 (a)(b)	12,415,000	11,794,250

	Principal Amount	Value
Convertible Bonds
Financial Services
Shift4 Payments, Inc.
(zero coupon), due 12/15/25	$ 14,428,000	$ 15,668,808
		39,083,408
Food Products 1.8%
Post Holdings, Inc.
2.50%, due 8/15/27	23,895,000	27,216,405
Ground Transportation 1.3%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28 (b)	17,288,000	19,310,696
Health Care Equipment & Supplies 12.4%
CONMED Corp.
2.25%, due 6/15/27	23,095,000	20,767,024
DexCom, Inc.
0.25%, due 11/15/25	16,375,000	15,428,829
Envista Holdings Corp.
1.75%, due 8/15/28 (b)	13,795,000	11,888,531
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,432,564
Integer Holdings Corp.
2.125%, due 2/15/28	17,324,000	25,327,688
iRhythm Technologies, Inc.
1.50%, due 9/1/29 (b)	3,615,000	3,314,955
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	35,853,024
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	23,436,000	27,546,332
NuVasive, Inc.
0.375%, due 3/15/25	8,085,000	7,791,919
TransMedics Group, Inc.
1.50%, due 6/1/28	21,226,000	36,021,493
		192,372,359
Health Care REITs 0.8%
Welltower OP LLC
3.125%, due 7/15/29 (b)	11,317,000	11,865,874
Health Care Technology 0.6%
Teladoc Health, Inc.
1.25%, due 6/1/27	11,764,000	9,764,120
Hotel & Resort REITs 0.8%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	12,566,000	11,636,116

	Principal Amount	Value
Convertible Bonds
Hotels, Restaurants & Leisure 5.7%
Booking Holdings, Inc.
0.75%, due 5/1/25	$ 10,000,000	$ 19,731,299
Carnival Corp.
5.75%, due 12/1/27	16,225,000	24,538,284
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	8,431,714
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,621,501
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26	3,110,000	2,863,377
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	18,897,734
Royal Caribbean Cruises Ltd.
6.00%, due 8/15/25	3,620,000	11,476,758
		88,560,667
Household Durables 1.0%
Meritage Homes Corp.
1.75%, due 5/15/28 (b)	13,302,000	14,735,956
Household Products 0.2%
Spectrum Brands, Inc.
3.375%, due 6/1/29 (b)	3,494,000	3,406,650
Interactive Media & Services 1.3%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	11,561,070
Snap, Inc.
0.50%, due 5/1/30 (b)	4,705,000	4,410,938
Ziff Davis, Inc.
1.75%, due 11/1/26	5,220,000	4,740,477
		20,712,485
IT Services 2.1%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	17,138,667
MongoDB, Inc.
0.25%, due 1/15/26	7,075,000	9,407,981
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,324,839
		31,871,487
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	9,797,442

	Principal Amount	Value
Convertible Bonds
Media 1.6%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	$ 9,263,000	$ 9,436,218
Liberty Media Corp.
3.75%, due 3/15/28	13,850,000	14,750,250
		24,186,468
Oil, Gas & Consumable Fuels 3.2%
Kosmos Energy Ltd.
3.125%, due 3/15/30 (b)	14,590,000	15,279,377
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	16,508,294
Permian Resources Operating LLC
3.25%, due 4/1/28	6,937,000	18,165,788
		49,953,459
Passenger Airlines 2.2%
American Airlines Group, Inc.
6.50%, due 7/1/25	7,040,000	7,160,960
Southwest Airlines Co.
1.25%, due 5/1/25	27,566,000	27,379,929
		34,540,889
Pharmaceuticals 1.1%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29 (a)(b)	17,252,000	17,041,784
Pacira BioSciences, Inc.
0.75%, due 8/1/25	1,000	928
		17,042,712
Professional Services 0.3%
Parsons Corp.
2.625%, due 3/1/29 (b)	3,638,000	4,187,338
Real Estate Management & Development 1.7%
Zillow Group, Inc.
1.375%, due 9/1/26	21,117,000	26,354,016
2.75%, due 5/15/25	5,000	5,147
		26,359,163
Semiconductors & Semiconductor Equipment 6.3%
Enphase Energy, Inc.
(zero coupon), due 3/1/26	15,816,000	14,665,555
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	7,319,385
Microchip Technology, Inc.
0.125%, due 11/15/24	33,300,000	34,798,500
MKS Instruments, Inc.
1.25%, due 6/1/30 (b)	9,215,000	9,754,078

	Principal Amount	Value
Convertible Bonds
Semiconductors & Semiconductor Equipment
ON Semiconductor Corp.
0.50%, due 3/1/29	$ 23,069,000	$ 23,869,841
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	7,790,000	7,166,800
		97,574,159
Software 10.5%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,531,781
Datadog, Inc.
0.125%, due 6/15/25	9,636,000	12,825,516
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,375,889
Envestnet, Inc.
2.625%, due 12/1/27	14,212,000	14,993,660
Five9, Inc.
1.00%, due 3/15/29 (b)	5,835,000	5,294,368
Nice Ltd.
(zero coupon), due 9/15/25	26,605,000	25,301,482
Nutanix, Inc.
0.25%, due 10/1/27	16,097,000	17,748,204
Palo Alto Networks, Inc.
0.375%, due 6/1/25	5,160,000	16,863,891
Progress Software Corp.
3.50%, due 3/1/30 (b)	3,590,000	3,822,812
Q2 Holdings, Inc.
0.75%, due 6/1/26	4,395,000	4,549,704
Rapid7, Inc.
1.25%, due 3/15/29 (b)	6,025,000	5,570,237
Tyler Technologies, Inc.
0.25%, due 3/15/26	14,176,000	17,230,928
Vertex, Inc.
0.75%, due 5/1/29 (b)	4,856,000	6,248,850
Workiva, Inc.
1.25%, due 8/15/28 (b)	7,850,000	7,092,475
Zscaler, Inc.
0.125%, due 7/1/25	8,613,000	11,030,635
		162,480,432
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27 (b)	9,505,000	13,245,217
Technology Hardware, Storage & Peripherals 2.3%
Seagate HDD Cayman
3.50%, due 6/1/28 (b)	13,575,000	18,475,575
Super Micro Computer, Inc.
(zero coupon), due 3/1/29 (b)	7,906,000	7,500,148

	Principal Amount	Value
Convertible Bonds
Technology Hardware, Storage & Peripherals
Western Digital Corp.
3.00%, due 11/15/28 (b)	$ 6,875,000	$ 10,036,459
		36,012,182
Total Convertible Bonds (Cost $1,288,898,044)		1,377,779,803

	Shares

Convertible Preferred Stocks 5.0%
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	12,072	14,450,305
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,894,168
		28,344,473
Electric Utilities 1.3%
NextEra Energy, Inc.
6.926%	450,000	19,872,000
Financial Services 1.3%
Apollo Global Management, Inc.
6.75%	289,050	19,655,400
Machinery 0.6%
Chart Industries, Inc.
Series B
6.75%	163,900	10,197,858
Total Convertible Preferred Stocks (Cost $73,868,842)		78,069,731
Total Convertible Securities (Cost $1,362,766,886)		1,455,849,534
Common Stock 1.3%
Life Sciences Tools & Services 1.3%
Danaher Corp.	73,404	20,338,780
Total Common Stock (Cost $18,691,949)		20,338,780
Short-Term Investments 7.0%
Affiliated Investment Company 4.8%
NYLI U.S. Government Liquidity Fund, 5.243% (d)(e)	72,964,401	72,964,401

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies 2.2%
Dreyfus Treasury Obligations Cash Management Fund, 5.321% (e)(f)	2,000,000	$ 2,000,000
Fidelity Government Portfolio, 5.312% (e)(f)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, 5.308% (e)(f)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, 5.291% (e)(f)	11,182,260	11,182,260
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 5.307% (e)(f)	2,000,000	2,000,000
RBC U.S. Government Money Market Fund, 5.296% (e)(f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, 5.318% (e)(f)	8,000,000	8,000,000
Wells Fargo Government Money Market Fund, 5.31% (e)(f)	2,000,000	2,000,000
		34,182,260
Total Short-Term Investments (Cost $107,146,661)		107,146,661
Total Investments (Cost $1,488,609,496)	102.4%	1,583,339,683
Other Assets, Less Liabilities	(2.4)	(36,458,680)
Net Assets	100.0%	$ 1,546,881,003

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $33,455,933. The Fund received cash collateral with a value of $34,182,260.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	As of July 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(e)	Current yield as of July 31, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 121,939	$ 420,106	$ (469,081)	$ —	$ —	$ 72,964	$ 2,861	$ —	72,964
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bond	$ —	$ 4,708	$ —	$ 4,708
Total Corporate Bond	—	4,708	—	4,708
Convertible Securities
Convertible Bonds	—	1,377,779,803	—	1,377,779,803
Convertible Preferred Stocks	78,069,731	—	—	78,069,731
Total Convertible Securities	78,069,731	1,377,779,803	—	1,455,849,534
Common Stock	20,338,780	—	—	20,338,780
Short-Term Investments
Affiliated Investment Company	72,964,401	—	—	72,964,401
Unaffiliated Investment Companies	34,182,260	—	—	34,182,260
Total Short-Term Investments	107,146,661	—	—	107,146,661
Total Investments in Securities	$ 205,555,172	$ 1,377,784,511	$ —	$ 1,583,339,683

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay High Yield Corporate Bond Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.4%
Convertible Bonds 0.9%
Energy-Alternate Sources 0.1%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 6,750,000	$ 6,191,437
2.50%, due 6/15/26	10,500,000	9,698,372
		15,889,809
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	6,000,000	5,370,000
1.125%, due 3/15/28	15,770,000	11,939,467
		17,309,467
Oil & Gas 0.4%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	4,201,000	44,173,533
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (c)	18,220,551	18,238,771
Total Convertible Bonds (Cost $55,417,251)		95,611,580
Corporate Bonds 85.7%
Advertising 0.9%
Lamar Media Corp.
3.625%, due 1/15/31	35,590,000	31,623,495
3.75%, due 2/15/28	17,000,000	16,012,065
4.00%, due 2/15/30	29,300,000	27,024,840
4.875%, due 1/15/29	11,000,000	10,678,269
Outfront Media Capital LLC (a)
5.00%, due 8/15/27	12,000,000	11,726,990
7.375%, due 2/15/31	5,000,000	5,237,464
		102,303,123
Aerospace & Defense 2.3%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	6,500,000	6,644,225
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	23,280,000	23,140,732
TransDigm, Inc.
4.625%, due 1/15/29	27,950,000	26,432,251
4.875%, due 5/1/29	18,920,000	18,004,240
5.50%, due 11/15/27	8,900,000	8,788,325
6.375%, due 3/1/29 (a)	78,065,000	79,517,055
6.625%, due 3/1/32 (a)	33,150,000	33,906,706
6.75%, due 8/15/28 (a)	31,380,000	31,983,186

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.875%, due 12/15/30 (a)	$ 10,650,000	$ 10,952,045
7.125%, due 12/1/31 (a)	11,560,000	11,997,979
		251,366,744
Airlines 0.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	8,166,666	8,111,983
5.75%, due 4/20/29	10,000,000	9,772,039
Delta Air Lines, Inc.
7.375%, due 1/15/26	7,000,000	7,152,561
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	11,346,000	11,446,821
		36,483,404
Auto Manufacturers 0.8%
General Motors Financial Co., Inc.
4.35%, due 4/9/25	5,000,000	4,956,721
5.25%, due 3/1/26	10,000,000	10,016,319
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	51,440,000	54,070,281
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	15,585,000	16,002,616
		85,045,937
Auto Parts & Equipment 2.2%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	16,000,000	15,703,332
7.00%, due 4/15/28	3,340,000	3,413,967
8.25%, due 4/15/31	5,000,000	5,256,890
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	14,595,000	14,840,407
IHO Verwaltungs GmbH (a)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	36,835,000	35,915,742
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	49,074,000	48,683,126
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	41,020,201
Phinia, Inc.
6.75%, due 4/15/29 (a)	10,000,000	10,200,090
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	37,125,000	31,888,474
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	21,495,600
ZF North America Capital, Inc.
7.125%, due 4/14/30 (a)	5,000,000	5,190,170
		233,607,999
Building Materials 1.5%
Builders FirstSource, Inc.
6.375%, due 6/15/32 (a)	8,385,000	8,504,016

	Principal Amount	Value
Corporate Bonds
Building Materials
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	$ 31,425,000	$ 32,014,950
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	33,195,000	32,003,165
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,452,242
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,705,548
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	8,500,000	8,163,279
Standard Industries, Inc.
6.50%, due 8/15/32 (a)	10,000,000	10,018,191
Summit Materials LLC (a)
5.25%, due 1/15/29	14,480,000	14,155,741
6.50%, due 3/15/27	22,730,000	22,758,413
7.25%, due 1/15/31	9,000,000	9,384,516
		164,160,061
Chemicals 3.0%
ASP Unifrax Holdings, Inc. (a)
5.25%, due 9/30/28	25,005,000	13,377,675
7.50%, due 9/30/29	19,530,000	9,765,000
Avient Corp. (a)
5.75%, due 5/15/25	8,550,000	8,529,545
7.125%, due 8/1/30	13,745,000	14,112,718
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	4,000,000	4,194,949
CVR Partners LP
6.125%, due 6/15/28 (a)	2,550,000	2,463,293
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	37,122,000	34,622,497
Innophos Holdings, Inc.
9.375%, due 2/15/28 (a)	31,386,000	27,148,890
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(c)	21,105,000	17,517,150
Mativ Holdings, Inc.
6.875%, due 10/1/26 (a)	12,500,000	12,483,634
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	23,421,501
8.50%, due 11/15/28	14,360,000	15,240,659
9.00%, due 2/15/30	22,710,000	24,008,590
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	7,400,000	7,449,920
9.75%, due 11/15/28	32,000,000	34,005,408
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	10,000,000	9,322,778
6.625%, due 5/1/29	9,380,000	8,842,544

	Principal Amount	Value
Corporate Bonds
Chemicals
SCIL IV LLC
5.375%, due 11/1/26 (a)	$ 16,000,000	$ 15,633,174
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	41,855,000	38,991,582
WR Grace Holdings LLC
7.375%, due 3/1/31 (a)	5,000,000	5,134,105
		326,265,612
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	8,800,000	9,251,625
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	10,720,000	11,107,252
		20,358,877
Commercial Services 2.4%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	10,710,000	10,149,038
GEO Group, Inc. (The)
8.625%, due 4/15/29	6,300,000	6,559,634
10.25%, due 4/15/31	14,000,000	15,007,332
Graham Holdings Co.
5.75%, due 6/1/26 (a)	43,445,000	43,194,659
Herc Holdings, Inc.
6.625%, due 6/15/29 (a)	12,930,000	13,201,696
Korn Ferry
4.625%, due 12/15/27 (a)	10,685,000	10,297,659
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	35,619,000	33,151,814
Service Corp. International
3.375%, due 8/15/30	7,500,000	6,635,894
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	10,500,000	10,809,509
United Rentals North America, Inc.
3.75%, due 1/15/32	4,790,000	4,228,351
3.875%, due 2/15/31	16,675,000	15,070,187
4.875%, due 1/15/28	12,760,000	12,479,521
5.25%, due 1/15/30	2,500,000	2,445,647
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	18,860,000	17,947,123
6.125%, due 6/15/25	17,550,000	17,559,126
6.625%, due 6/15/29	15,250,000	15,528,914
7.375%, due 10/1/31	11,515,000	11,972,100
WW International, Inc.
4.50%, due 4/15/29 (a)	21,010,000	7,521,580
		253,759,784

	Principal Amount	Value
Corporate Bonds
Computers 0.5%
Amentum Escrow Corp.
7.25%, due 8/1/32 (a)(d)	$ 19,460,000	$ 19,874,656
Gartner, Inc.
3.75%, due 10/1/30 (a)	15,000,000	13,708,731
McAfee Corp.
7.375%, due 2/15/30 (a)	16,735,000	15,610,524
		49,193,911
Cosmetics & Personal Care 0.9%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	22,500,000	20,936,999
5.50%, due 6/1/28	20,505,000	20,100,735
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	39,485,000	34,809,909
5.125%, due 1/15/28	26,880,000	26,279,995
		102,127,638
Distribution & Wholesale 1.0%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	17,040,000	16,999,595
Gates Corp.
6.875%, due 7/1/29 (a)	3,500,000	3,563,913
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	23,000,000	23,023,667
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	5,500,000	5,025,557
Ritchie Bros Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,569,358
7.75%, due 3/15/31	28,245,000	29,699,730
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	13,250,000	13,647,500
		105,529,320
Diversified Financial Services 2.8%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	29,250,000	29,865,394
Aretec Group, Inc. (a)
7.50%, due 4/1/29	18,467,000	17,461,668
10.00%, due 8/15/30	10,600,000	11,301,635
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	5,000,000	5,260,748
Credit Acceptance Corp.
6.625%, due 3/15/26	31,000,000	31,020,575
Enact Holdings, Inc.
6.25%, due 5/28/29	5,750,000	5,853,298
Jane Street Group
7.125%, due 4/30/31 (a)	56,200,000	58,295,162
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	37,570,000	34,893,742

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
LPL Holdings, Inc. (a)
4.00%, due 3/15/29	$ 15,310,000	$ 14,427,866
4.375%, due 5/15/31	3,000,000	2,767,453
4.625%, due 11/15/27	15,000,000	14,651,820
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	10,000,000	10,195,820
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	8,000,000	7,416,348
5.75%, due 9/15/31	6,500,000	6,209,584
7.125%, due 11/15/30	16,000,000	16,122,576
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	36,060,000	37,538,171
		303,281,860
Electric 2.4%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	24,940,000	23,941,008
DPL, Inc.
4.125%, due 7/1/25	18,825,000	18,393,578
Keystone Power Pass-Through Holders LLC
13.00%, due 6/1/24 (a)(b)(e)	9,396,256	6,023,000
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	15,285,000	13,908,143
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	14,542,000	13,955,306
4.50%, due 9/15/27	5,000,000	4,787,741
NRG Energy, Inc.
6.625%, due 1/15/27	3,220,000	3,217,692
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	11,800,000	11,135,391
PG&E Corp.
5.00%, due 7/1/28	19,460,000	18,981,422
5.25%, due 7/1/30	15,000,000	14,494,410
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	55,045,000	59,318,073
TransAlta Corp.
7.75%, due 11/15/29	15,150,000	15,894,653
Vistra Corp. (a)(f)(g)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,339,048
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (b)	31,800,000	32,551,466
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	10,961,212
		257,902,143
Electrical Components & Equipment 0.3%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	10,179,690

	Principal Amount	Value
Corporate Bonds
Electrical Components & Equipment
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	$ 7,500,000	$ 7,597,012
6.625%, due 3/15/32	19,220,000	19,579,028
		37,355,730
Electronics 0.1%
Sensata Technologies, Inc.
6.625%, due 7/15/32 (a)	5,750,000	5,825,101
Engineering & Construction 0.6%
Artera Services LLC
8.50%, due 2/15/31 (a)	17,660,000	18,106,198
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,928,000	13,446,821
Railworks Holdings LP
8.25%, due 11/15/28 (a)	8,625,000	8,750,413
TopBuild Corp.
4.125%, due 2/15/32 (a)	2,500,000	2,252,020
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	20,544,745
		63,100,197
Entertainment 3.5%
Affinity Interactive
6.875%, due 12/15/27 (a)	12,295,000	10,720,217
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	18,355,000	17,382,721
Caesars Entertainment, Inc. (a)
6.50%, due 2/15/32	9,000,000	9,118,769
7.00%, due 2/15/30	19,750,000	20,373,606
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	5,000,000	4,992,731
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	53,025,000	51,195,314
5.50%, due 4/1/27	39,174,000	38,710,004
5.75%, due 4/1/30	23,500,000	23,041,275
6.75%, due 5/1/31	12,800,000	12,999,283
International Game Technology plc
6.25%, due 1/15/27 (a)	25,700,000	25,943,972
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	25,354,000	23,701,867
6.75%, due 2/15/29	8,775,000	8,121,692
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	7,500,000	7,717,598
7.50%, due 9/1/31	17,500,000	18,261,005
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (a)	41,280,000	41,772,038

	Principal Amount	Value
Corporate Bonds
Entertainment
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	$ 10,750,000	$ 11,135,226
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	35,100,000	34,798,533
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	5,000,000	4,721,383
Motion Bondco DAC
6.625%, due 11/15/27 (a)	17,500,000	17,232,460
		381,939,694
Food 1.3%
B&G Foods, Inc.
5.25%, due 4/1/25	8,237,000	8,175,889
8.00%, due 9/15/28 (a)	21,540,000	21,963,333
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	22,542,987
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	18,956,000	18,404,335
Nathan's Famous, Inc.
6.625%, due 11/1/25 (a)	1,602,000	1,601,840
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	44,335,000	39,896,375
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	26,018,000	23,768,193
		136,352,952
Forest Products & Paper 1.2%
Mercer International, Inc.
5.125%, due 2/1/29	69,075,000	58,544,370
5.50%, due 1/15/26	18,500,000	18,028,341
12.875%, due 10/1/28 (a)	17,450,000	18,594,580
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	34,120,000	35,116,635
		130,283,926
Gas 0.2%
AmeriGas Partners LP
5.75%, due 5/20/27	6,000,000	5,805,954
5.875%, due 8/20/26	14,575,000	14,356,882
		20,162,836
Hand & Machine Tools 0.4%
Regal Rexnord Corp.
6.05%, due 2/15/26	7,250,000	7,306,325
6.05%, due 4/15/28	7,000,000	7,173,275
6.30%, due 2/15/30	5,000,000	5,214,896
6.40%, due 4/15/33	3,750,000	3,917,062

	Principal Amount	Value
Corporate Bonds
Hand & Machine Tools
Werner FinCo. LP (a)
11.50%, due 6/15/28	$ 5,500,000	$ 5,974,364
14.50% (8.75% Cash and 5.75% PIK), due 10/15/28 (b)(c)	13,635,841	13,659,637
		43,245,559
Healthcare-Products 1.5%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	32,540,000	33,432,274
Hologic, Inc. (a)
3.25%, due 2/15/29	39,100,000	35,646,822
4.625%, due 2/1/28	10,205,000	9,879,494
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	16,600,000	17,930,473
Teleflex, Inc.
4.25%, due 6/1/28 (a)	43,155,000	40,993,638
4.625%, due 11/15/27	3,525,000	3,428,098
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	21,202,000	21,518,037
		162,828,836
Healthcare-Services 3.8%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	10,000,000	9,574,946
5.50%, due 7/1/28	10,840,000	10,632,068
Catalent Pharma Solutions, Inc. (a)
3.125%, due 2/15/29	16,375,000	15,809,776
3.50%, due 4/1/30	9,500,000	9,154,692
5.00%, due 7/15/27	13,395,000	13,302,203
CHS/Community Health Systems, Inc.
5.25%, due 5/15/30 (a)	5,000,000	4,360,366
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)	6,000,000	6,181,892
DaVita, Inc. (a)
3.75%, due 2/15/31	18,035,000	15,600,732
4.625%, due 6/1/30	15,790,000	14,459,696
Encompass Health Corp.
4.50%, due 2/1/28	25,720,000	24,865,691
4.625%, due 4/1/31	8,200,000	7,639,135
4.75%, due 2/1/30	24,390,000	23,250,464
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	12,100,000	12,273,417
HCA, Inc.
5.375%, due 2/1/25	26,525,000	26,475,276
5.875%, due 2/15/26	20,750,000	20,879,602
7.50%, due 11/6/33	42,975,000	48,707,259
7.58%, due 9/15/25	11,020,000	11,275,863
7.69%, due 6/15/25	23,450,000	23,900,598

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
IQVIA, Inc. (a)
5.00%, due 10/15/26	$ 29,113,000	$ 28,685,094
5.00%, due 5/15/27	5,000,000	4,907,811
6.50%, due 5/15/30	6,000,000	6,173,526
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	17,978,000	16,287,169
10.00%, due 6/1/32	8,820,000	9,360,504
11.00%, due 10/15/30	20,900,000	23,457,199
Tenet Healthcare Corp.
6.125%, due 6/15/30	10,100,000	10,137,997
6.75%, due 5/15/31	10,000,000	10,275,457
		407,628,433
Holding Companies-Diversified 1.0%
Benteler International AG
10.50%, due 5/15/28 (a)	42,015,000	44,682,868
Stena International SA (a)
7.25%, due 1/15/31	27,285,000	27,911,655
7.625%, due 2/15/31	29,500,000	30,333,995
		102,928,518
Home Builders 1.7%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	17,360,000	17,233,621
Century Communities, Inc.
3.875%, due 8/15/29 (a)	15,245,000	13,899,604
6.75%, due 6/1/27	26,205,000	26,354,815
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	25,430,000	25,072,456
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,637,283
4.95%, due 2/1/28	7,500,000	7,320,574
Meritage Homes Corp.
3.875%, due 4/15/29 (a)	10,000,000	9,399,006
5.125%, due 6/6/27	8,515,000	8,514,616
Shea Homes LP
4.75%, due 2/15/28	26,925,000	25,793,792
4.75%, due 4/1/29	6,250,000	5,925,251
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	12,500,000	13,013,845
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	30,155,000	29,894,250
		186,059,113

	Principal Amount	Value
Corporate Bonds
Household Products & Wares 0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30	$ 15,620,000	$ 14,113,241
4.125%, due 4/30/31 (a)	14,875,000	13,216,262
		27,329,503
Housewares 0.6%
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	25,455,000	22,488,785
4.375%, due 2/1/32	14,290,000	12,649,518
4.50%, due 10/15/29	26,750,000	24,883,708
		60,022,011
Insurance 0.9%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	10,500,000	10,826,910
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	11,800,000	11,372,409
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	5,435,000	5,688,237
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (a)	4,685,000	4,665,851
HUB International Ltd.
7.25%, due 6/15/30 (a)	8,000,000	8,251,032
MGIC Investment Corp.
5.25%, due 8/15/28	25,957,000	25,626,205
NMI Holdings, Inc.
6.00%, due 8/15/29	5,675,000	5,714,432
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	15,250,000	15,648,177
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,339,280
		98,132,533
Internet 1.2%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	24,200,000	23,789,379
Gen Digital, Inc. (a)
6.75%, due 9/30/27	10,000,000	10,171,240
7.125%, due 9/30/30	8,000,000	8,270,472
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	4,500,000	4,091,517
Netflix, Inc.
5.875%, due 11/15/28	26,300,000	27,582,389
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	4,125,000	4,161,407
7.50%, due 9/15/27	24,710,000	25,175,040

	Principal Amount	Value
Corporate Bonds
Internet
VeriSign, Inc.
4.75%, due 7/15/27	$ 13,194,000	$ 13,089,751
5.25%, due 4/1/25	15,391,000	15,378,500
		131,709,695
Investment Companies 0.5%
Compass Group Diversified Holdings LLC (a)
5.00%, due 1/15/32	6,100,000	5,554,558
5.25%, due 4/15/29	30,000,000	28,744,677
Icahn Enterprises LP
5.25%, due 5/15/27	11,380,000	10,914,445
6.25%, due 5/15/26	12,770,000	12,728,933
		57,942,613
Iron & Steel 1.5%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	23,023,261
Big River Steel LLC
6.625%, due 1/31/29 (a)	38,582,000	38,660,090
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	5,000,000	5,131,731
8.125%, due 5/1/27	52,840,000	53,548,531
8.50%, due 5/1/30	17,379,000	18,145,354
9.25%, due 10/1/28	25,835,000	27,474,584
		165,983,551
Leisure Time 1.9%
Carnival Corp. (a)
4.00%, due 8/1/28	28,000,000	26,492,435
5.75%, due 3/1/27	49,795,000	49,546,737
6.00%, due 5/1/29	18,350,000	18,305,412
7.00%, due 8/15/29	5,000,000	5,215,240
7.625%, due 3/1/26	9,110,000	9,198,130
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	25,400,000	27,458,454
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	7,500,000	7,123,226
Royal Caribbean Cruises Ltd. (a)
5.375%, due 7/15/27	8,895,000	8,842,809
5.50%, due 4/1/28	15,000,000	14,942,963
6.00%, due 2/1/33 (d)	11,300,000	11,374,054
7.25%, due 1/15/30	18,215,000	19,090,868
9.25%, due 1/15/29	5,000,000	5,344,535
		202,934,863
Lodging 1.6%
Boyd Gaming Corp.
4.75%, due 12/1/27	39,340,000	38,233,106
4.75%, due 6/15/31 (a)	49,375,000	45,480,804

	Principal Amount	Value
Corporate Bonds
Lodging
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	$ 38,340,000	$ 34,727,068
4.875%, due 1/15/30	40,960,000	39,602,224
5.75%, due 5/1/28 (a)	12,500,000	12,486,870
Station Casinos LLC
4.50%, due 2/15/28 (a)	4,000,000	3,796,273
		174,326,345
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	10,000,000	9,610,330
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,670,000	27,162,982
		36,773,312
Machinery-Diversified 0.8%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (e)(h)(i)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,483,619
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,750,000	17,230,373
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	16,416,000	16,411,909
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	39,490,000	38,722,150
		84,848,051
Media 6.0%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	16,000,000	14,617,523
Cable One, Inc.
4.00%, due 11/15/30 (a)	21,250,000	16,338,289
CCO Holdings LLC
4.25%, due 2/1/31 (a)	36,815,000	31,324,346
4.25%, due 1/15/34 (a)	28,050,000	22,159,173
4.50%, due 8/15/30 (a)	38,000,000	33,270,587
4.50%, due 5/1/32	56,000,000	46,887,517
4.50%, due 6/1/33 (a)	10,000,000	8,215,019
4.75%, due 3/1/30 (a)	31,835,000	28,500,393
5.00%, due 2/1/28 (a)	24,000,000	22,848,525
5.125%, due 5/1/27 (a)	39,650,000	38,510,643
5.375%, due 6/1/29 (a)	13,495,000	12,615,927
CSC Holdings LLC (a)
5.50%, due 4/15/27	5,550,000	4,639,974
5.75%, due 1/15/30	20,000,000	8,067,224
6.50%, due 2/1/29	16,880,000	13,000,088
7.50%, due 4/1/28	8,000,000	4,485,320
11.25%, due 5/15/28	16,155,000	14,605,372

	Principal Amount	Value
Corporate Bonds
Media
CSC Holdings LLC (a)
11.75%, due 1/31/29	$ 17,750,000	$ 16,045,812
Directv Financing LLC (a)
5.875%, due 8/15/27	58,500,000	56,332,675
8.875%, due 2/1/30	17,530,000	17,554,630
Gray Television, Inc.
10.50%, due 7/15/29 (a)	17,635,000	18,402,244
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	20,650,000	17,181,838
6.75%, due 10/15/27	59,087,000	55,065,731
News Corp. (a)
3.875%, due 5/15/29	41,830,000	38,726,922
5.125%, due 2/15/32	14,195,000	13,485,037
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	10,675,000	6,944,746
Sirius XM Radio, Inc. (a)
5.00%, due 8/1/27	9,425,000	9,119,941
5.50%, due 7/1/29	11,590,000	11,078,716
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(e)(i)	20,000,000	17,230,000
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	27,500,000	23,175,265
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	12,500,000	11,641,896
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	6,000,000	5,257,686
Ziggo BV
4.875%, due 1/15/30 (a)	10,500,000	9,559,131
		646,888,190
Metal Fabricate & Hardware 0.4%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	17,936,903
6.375%, due 6/15/30	12,615,000	12,699,484
Vallourec SACA
7.50%, due 4/15/32 (a)	11,900,000	12,450,638
		43,087,025
Mining 1.8%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	21,300,000	21,986,360
Century Aluminum Co.
7.50%, due 4/1/28 (a)	37,330,000	37,883,716
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	21,985,000	21,629,898
Constellium SE
6.375%, due 8/15/32 (a)	5,000,000	4,993,282

	Principal Amount	Value
Corporate Bonds
Mining
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	$ 24,130,000	$ 23,470,840
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	22,250,000	21,877,713
8.625%, due 6/1/31	8,500,000	8,457,397
9.375%, due 3/1/29	15,000,000	15,776,205
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	39,275,000	37,760,617
		193,836,028
Miscellaneous—Manufacturing 1.4%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	12,061,748
5.625%, due 7/1/27	35,475,000	34,904,548
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	19,000,000	18,857,500
Calderys Financing LLC
11.25%, due 6/1/28 (a)	11,730,000	12,545,084
EnPro, Inc.
5.75%, due 10/15/26	26,809,000	26,674,955
Hillenbrand, Inc.
6.25%, due 2/15/29	8,000,000	8,099,292
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	18,955,000	18,435,038
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	18,025,000	18,809,916
		150,388,081
Office Furnishings 0.2%
Interface, Inc.
5.50%, due 12/1/28 (a)	16,952,000	16,361,444
Oil & Gas 6.1%
Ascent Resources Utica Holdings LLC (a)
7.00%, due 11/1/26	14,500,000	14,516,049
9.00%, due 11/1/27	11,295,000	13,898,068
California Resources Corp.
7.125%, due 2/1/26 (a)	10,000,000	10,022,025
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,471,032
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	5,500,000	5,379,264
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	19,915,000	19,295,234
6.75%, due 3/1/29	14,000,000	13,527,494
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	25,535,000	27,183,157

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Encino Acquisition Partners Holdings LLC (a)
8.50%, due 5/1/28	$ 40,500,000	$ 41,539,686
8.75%, due 5/1/31	2,375,000	2,493,257
Gulfport Energy Corp.
8.00%, due 5/17/26	1,457,518	1,477,082
8.00%, due 5/17/26 (a)	30,637,302	31,048,546
HF Sinclair Corp. (a)
5.00%, due 2/1/28	9,870,000	9,720,655
6.375%, due 4/15/27	7,500,000	7,579,589
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	6,000,000	5,899,450
Marathon Oil Corp.
4.40%, due 7/15/27	6,825,000	6,765,322
6.80%, due 3/15/32	5,000,000	5,546,035
Matador Resources Co. (a)
6.50%, due 4/15/32	10,000,000	10,051,147
6.875%, due 4/15/28	6,100,000	6,220,451
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (a)	9,465,000	9,456,481
Murphy Oil Corp.
5.875%, due 12/1/27	8,000,000	7,997,167
Noble Finance II LLC
8.00%, due 4/15/30 (a)	10,000,000	10,501,710
Occidental Petroleum Corp.
5.55%, due 3/15/26	30,505,000	30,596,118
6.45%, due 9/15/36	6,850,000	7,317,067
7.15%, due 5/15/28	4,000,000	4,242,964
Parkland Corp. (a)
4.50%, due 10/1/29	25,035,000	23,376,399
4.625%, due 5/1/30	17,195,000	15,986,583
5.875%, due 7/15/27	15,025,000	14,974,166
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	18,867,000	18,834,043
7.75%, due 2/15/26	20,645,000	20,901,659
SM Energy Co.
6.625%, due 1/15/27	5,000,000	5,005,813
6.75%, due 8/1/29 (a)	12,000,000	12,079,548
7.00%, due 8/1/32 (a)	8,935,000	9,031,859
Southwestern Energy Co.
5.375%, due 3/15/30	13,830,000	13,501,054
5.70%, due 1/23/25 (j)	3,504,000	3,489,676
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,926,414
Talos Production, Inc. (a)
9.00%, due 2/1/29	24,000,000	25,288,002
9.375%, due 2/1/31	28,500,000	30,205,706
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	40,500,000	38,403,781

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	$ 8,000,000	$ 8,151,480
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	33,827,625	33,729,592
Transocean, Inc.
8.75%, due 2/15/30 (a)	38,002,500	39,919,156
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	3,500,000	3,444,263
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	20,958,000	21,194,406
		664,188,650
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	37,250,000	36,912,861
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	24,084,065
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,555,605
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	15,370,000	15,999,003
		87,551,534
Packaging & Containers 0.3%
Cascades USA, Inc. (a)
5.125%, due 1/15/26	11,306,000	11,163,366
5.375%, due 1/15/28	20,885,000	20,248,214
		31,411,580
Pharmaceuticals 2.5%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	10,630,000	10,077,866
180 Medical, Inc.
3.875%, due 10/15/29 (a)	20,670,000	18,738,176
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	7,000,000	4,060,000
7.25%, due 5/30/29	4,250,000	2,296,016
11.00%, due 9/30/28	23,372,000	21,864,506
14.00%, due 10/15/30	1,974,000	1,701,585
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	27,081,000	27,907,541
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	40,350,000	42,525,721
Jazz Securities DAC
4.375%, due 1/15/29 (a)	50,390,000	47,324,192
Organon & Co. (a)
4.125%, due 4/30/28	32,040,000	30,102,205
5.125%, due 4/30/31	23,545,000	21,668,386

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	$ 14,500,000	$ 12,742,249
6.625%, due 4/1/30	31,875,000	29,774,950
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (e)(h)	62,797,000	—
		270,783,393
Pipelines 4.9%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	10,000,000	9,975,638
5.75%, due 1/15/28	9,345,000	9,282,154
Buckeye Partners LP
6.875%, due 7/1/29 (a)	14,708,000	14,942,048
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,500,000	2,290,879
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	7,255,000	6,688,876
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,529,442
4.95%, due 5/15/28	16,000,000	16,037,857
EQM Midstream Partners LP (a)
6.00%, due 7/1/25	4,497,000	4,495,870
6.50%, due 7/1/27	6,500,000	6,623,851
7.50%, due 6/1/27	5,000,000	5,136,818
7.50%, due 6/1/30	4,935,000	5,326,030
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	33,465,000	35,908,045
Genesis Energy LP
7.75%, due 2/1/28	27,165,000	27,565,861
8.00%, due 1/15/27	33,484,000	34,238,306
8.25%, due 1/15/29	8,915,000	9,274,943
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	27,297,861
7.50%, due 5/15/32	7,000,000	7,202,095
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	6,000,000	5,828,851
5.625%, due 2/15/26	1,000,000	994,486
6.50%, due 6/1/29	7,500,000	7,646,436
ITT Holdings LLC
6.50%, due 8/1/29 (a)	24,620,000	23,101,943
MPLX LP
4.875%, due 12/1/24	7,500,000	7,479,310
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	16,775,000	15,598,148
8.75%, due 3/15/29	8,250,000	7,480,763
NuStar Logistics LP
5.75%, due 10/1/25	3,000,000	3,000,376
6.00%, due 6/1/26	16,000,000	16,016,722

	Principal Amount	Value
Corporate Bonds
Pipelines
Plains All American Pipeline LP
Series B
9.694% (3 Month SOFR + 4.372%), due 8/30/24 (b)(f)(g)	$ 45,303,000	$ 45,170,616
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	21,910,535
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	6,000,000	5,789,104
6.00%, due 3/1/27	19,000,000	18,863,210
7.375%, due 2/15/29	22,395,000	22,688,742
TransMontaigne Partners LP
6.125%, due 2/15/26	26,447,000	26,016,321
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	9,500,000	9,599,211
8.125%, due 6/1/28	14,110,000	14,694,680
9.50%, due 2/1/29	16,865,000	18,762,131
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	4,946,401
4.75%, due 8/15/28	12,000,000	11,809,024
		524,213,584
Real Estate 0.0% ‡
Howard Hughes Corp. (The) (a)
4.125%, due 2/1/29	3,000,000	2,752,666
4.375%, due 2/1/31	2,000,000	1,787,573
		4,540,239
Real Estate Investment Trusts 2.0%
CTR Partnership LP
3.875%, due 6/30/28 (a)	11,425,000	10,674,764
GLP Capital LP
5.25%, due 6/1/25	10,000,000	9,947,604
5.30%, due 1/15/29	7,500,000	7,485,481
5.375%, due 4/15/26	5,620,000	5,609,988
MPT Operating Partnership LP
4.625%, due 8/1/29	18,085,000	13,124,906
5.00%, due 10/15/27	50,565,000	41,458,210
5.25%, due 8/1/26	19,165,000	17,214,524
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,473,784
4.75%, due 10/15/27	28,050,000	27,231,602
6.50%, due 4/1/32 (a)	16,250,000	16,433,560
7.25%, due 7/15/28 (a)	8,660,000	8,941,632
VICI Properties LP (a)
3.875%, due 2/15/29	5,000,000	4,692,066
4.625%, due 6/15/25	13,000,000	12,870,710
5.75%, due 2/1/27	26,800,000	26,987,466
		212,146,297

	Principal Amount	Value
Corporate Bonds
Retail 6.0%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	$ 22,685,000	$ 21,328,848
4.00%, due 10/15/30	55,052,000	49,104,983
6.125%, due 6/15/29	19,500,000	19,699,134
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	22,127,752
4.625%, due 11/15/29 (a)	11,505,000	10,750,471
4.75%, due 3/1/30	18,525,000	17,407,381
5.00%, due 2/15/32 (a)	10,410,000	9,593,122
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	17,640,000	17,619,162
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	12,740,000	13,330,384
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	4,000,000	4,012,208
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	15,250,000	14,216,276
6.375%, due 1/15/30	5,780,000	5,829,681
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	28,610,000	27,051,774
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	17,896,004
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	48,500,000	45,673,764
8.25%, due 8/1/31	17,300,000	18,143,340
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,175,030
5.625%, due 5/1/27	16,817,000	16,649,599
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	94,000,000	94,423,210
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	18,284,000	16,288,089
Patrick Industries, Inc. (a)
4.75%, due 5/1/29	4,000,000	3,730,728
7.50%, due 10/15/27	21,040,000	21,132,050
PetSmart, Inc. (a)
4.75%, due 2/15/28	8,500,000	7,986,038
7.75%, due 2/15/29	8,000,000	7,764,570
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	10,000,000	9,140,669
4.875%, due 11/15/31	14,045,000	12,542,811
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	36,454,601
4.625%, due 1/31/32	40,600,000	37,862,652
4.75%, due 1/15/30 (a)	31,185,000	30,052,498
5.375%, due 4/1/32	30,000,000	29,066,376
		644,053,205

	Principal Amount	Value
Corporate Bonds
Software 3.9%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	$ 13,784,000	$ 13,738,775
Camelot Finance SA
4.50%, due 11/1/26 (a)	19,590,000	19,097,829
Central Parent LLC
8.00%, due 6/15/29 (a)	8,150,000	8,360,178
Central Parent, Inc.
7.25%, due 6/15/29 (a)	13,120,000	13,232,530
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,609,000	29,648,659
4.875%, due 7/1/29	68,411,000	64,624,757
Fair Isaac Corp.
5.25%, due 5/15/26 (a)	11,250,000	11,188,781
MSCI, Inc. (a)
3.25%, due 8/15/33	7,670,000	6,526,249
3.625%, due 9/1/30	18,475,000	16,888,223
3.875%, due 2/15/31	34,500,000	31,651,104
4.00%, due 11/15/29	29,330,000	27,784,250
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	19,309,685
3.875%, due 12/1/29	9,000,000	8,169,593
6.90%, due 12/1/27	11,340,000	11,767,802
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	36,147,000	32,969,494
PTC, Inc. (a)
3.625%, due 2/15/25	9,000,000	8,891,584
4.00%, due 2/15/28	36,369,000	34,445,906
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	27,745,000	27,483,916
UKG, Inc.
6.875%, due 2/1/31 (a)	19,910,000	20,464,182
Veritas US, Inc.
7.50%, due 9/1/25 (a)	21,290,000	18,522,300
		424,765,797
Telecommunications 2.1%
Connect Finco SARL
6.75%, due 10/1/26 (a)	48,595,000	47,770,046
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	7,704,492
5.875%, due 10/15/27	7,500,000	7,426,194
8.625%, due 3/15/31	12,140,000	12,715,412
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	5,000,000	2,344,775
Sprint Capital Corp.
6.875%, due 11/15/28	88,520,000	94,906,806
T-Mobile USA, Inc.
4.75%, due 2/1/28	19,000,000	18,923,779

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile USA, Inc.
5.375%, due 4/15/27	$ 32,000,000	$ 32,173,696
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	7,500,000	7,496,271
		231,461,471
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	15,665,000	15,759,664
Transportation 0.8%
GN Bondco LLC
9.50%, due 10/15/31 (a)	20,700,000	19,486,119
RXO, Inc.
7.50%, due 11/15/27 (a)	2,000,000	2,055,000
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	22,378,169
Watco Cos. LLC
7.125%, due 8/1/32 (a)	36,650,000	37,535,024
		81,454,312
Total Corporate Bonds (Cost $9,399,024,531)		9,251,990,279
Loan Assignments 5.8%
Aerospace & Defense 0.2%
Chromalloy Corp.
First Lien Term Loan
9.082% (3 Month SOFR + 3.75%), due 3/27/31 (f)	21,000,000	20,641,257
Automobile 0.2%
Gates Global LLC
First Lien Initial Dollar Term Loan B5
7.594% (1 Month SOFR + 2.25%), due 6/4/31 (f)	4,500,000	4,506,876
Tenneco, Inc.
First Lien Term Loan B 10.426% - 10.435%
(3 Month SOFR + 5.00%), due 11/17/28 (f)	20,550,000	19,496,812
		24,003,688
Beverage, Food & Tobacco 0.1%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
8.844% (1 Month SOFR + 3.50%), due 10/10/29 (f)	11,000,000	10,884,104

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
10.594% (1 Month SOFR + 5.25%), due 4/16/29 (f)	$ 6,912,500	$ 7,037,789
Capital Equipment 0.3%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
9.585% (3 Month SOFR + 4.25%), due 10/4/28 (f)	7,960,000	7,940,100
EMRLD Borrower LP
First Lien Term Loan B
7.728% (1 Year SOFR + 2.50%), due 6/18/31 (f)	9,800,000	9,797,550
TK Elevator Midco GmbH
First Lien SOFR Term Loan C
8.588% (6 Month SOFR + 3.50%), due 4/30/30 (f)	16,915,106	16,997,331
		34,734,981
Cargo Transport 0.2%
Clue Opco LLC
First Lien Term Loan B
9.752% (3 Month SOFR + 4.50%), due 12/19/30 (f)	22,293,333	20,478,522
Chemicals, Plastics & Rubber 0.3%
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
7.594% (1 Month SOFR + 2.25%), due 5/5/28 (f)	29,355,789	29,392,484
Electronics 0.2%
Camelot U.S. Acquisition LLC
First Lien Incremental Term Loan B
8.094% (1 Month SOFR + 2.75%), due 1/31/31 (f)	11,825,181	11,831,094
Proofpoint, Inc.
First Lien Term Loan
8.344% (1 Month SOFR + 3.00%), due 8/31/28 (f)	6,417,462	6,434,397
Vertiv Group Corp.
First Lien Term Loan B
7.337% (1 Month SOFR + 2.00%), due 3/2/27 (f)	7,443,844	7,464,776
		25,730,267
Energy (Electricity) 0.1%
Talen Energy Supply LLC (f)
First Lien Initial Term Loan B
8.827% (3 Month SOFR + 3.50%), due 5/17/30	5,906,057	5,962,655
First Lien Initial Term Loan C
8.827% (3 Month SOFR + 3.50%), due 5/17/30	4,834,286	4,880,612
		10,843,267

	Principal Amount	Value
Loan Assignments
Finance 0.5%
Aretec Group, Inc.
First Lien Term Loan B2
9.344% (1 Month SOFR + 4.00%), due 8/9/30 (f)	$ 15,345,291	$ 15,081,536
Osaic Holdings, Inc.
First Lien New Term Loan B3
9.344% (1 Month SOFR + 4.00%), due 8/17/28 (f)	17,800,000	17,521,875
RealTruck Group, Inc.
First Lien Initial Term Loan
8.958% (1 Month SOFR + 3.50%), due 1/31/28 (f)	18,973,068	18,896,000
		51,499,411
Healthcare, Education & Childcare 0.5%
Endo Finance Holdings, Inc.
First Lien Initial Term Loan
9.783% (3 Month SOFR + 4.50%), due 4/9/31 (f)	28,300,000	28,358,949
LifePoint Health, Inc.
First Lien 2024 Repricing Term Loan B
10.316% (3 Month SOFR + 4.75%), due 11/16/28 (f)	16,957,500	17,034,572
Organon & Co.
First Lien Dollar Term Loan
7.835% (1 Month SOFR + 2.50%), due 5/19/31 (f)	8,359,355	8,375,028
		53,768,549
High Tech Industries 0.1%
Open Text Corp.
First Lien Term Loan B
7.594% (1 Month SOFR + 2.25%), due 1/31/30 (f)	12,701,566	12,765,086
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
8.097% (3 Month SOFR + 2.75%), due 2/6/31 (f)	8,977,500	8,983,910
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
First Lien 2027 Term Loan
8.094% (1 Month SOFR + 2.75%), due 8/9/27 (f)	7,866,290	7,899,069
Manufacturing 0.0% ‡
Adient U.S. LLC
First Lien Term Loan B2
8.094% (1 Month SOFR + 2.75%), due 1/31/31 (f)	1,439,802	1,446,326
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
10.708% (1 Month SOFR + 5.25%), due 8/2/29 (f)	38,002,058	37,845,984

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC
First Lien Initial Term Loan
9.609% (3 Month SOFR + 4.00%), due 6/9/28 (f)	$ 24,182,166	$ 19,920,059
Oil & Gas 0.7%
GIP III Stetson I LP
First Lien Initial Term Loan
8.844% (1 Month SOFR + 3.50%), due 10/31/28 (f)	11,275,828	11,334,553
New Fortress Energy, Inc.
First Lien Initial Term Loan
10.252% (3 Month SOFR + 5.00%), due 10/30/28 (f)	24,626,250	24,169,630
PetroQuest Energy LLC (b)(c)(e)
First Lien 2020 Term Loan
15.00% (15.00% PIK), due 9/19/26	2,729,895	2,729,895
First Lien Term Loan
15.00% (15.00% PIK), due 1/1/28	3,558,427	3,558,427
PetroQuest Energy, Inc.
First Lien Term Loan
11.653% (15.00% PIK) (1 Year SOFR + 6.50%), due 11/10/25 (b)(c)(e)(f)	26,437,841	8,724,487
Prairie Eci Acquiror LP
First Lien Initial Term Loan B2
10.094% (1 Month SOFR + 4.75%), due 8/1/29 (f)	10,473,750	10,467,204
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
8.958% (1 Month SOFR + 3.50%), due 11/17/28 (f)	15,878,788	15,945,781
		76,929,977
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B1
9.208% (1 Month SOFR + 3.75%), due 3/6/28 (f)	99,579,529	99,427,372
Services: Business 0.4%
Amazon Holdco, Inc.
First Lien Term Loan B
7.305% (1 Year SOFR + 2.25%), due 7/30/31 (f)	9,300,000	9,323,250
Dun & Bradstreet Corp. (The)
First Lien Term Loan B
8.097% (1 Month SOFR + 2.75%), due 1/18/29 (f)	10,914,648	10,930,244
GIP II Blue Holding LP
First Lien Initial Term Loan
9.094% (1 Month SOFR + 3.75%), due 9/29/28 (f)	12,740,345	12,846,511
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
7.335% (3 Month SOFR + 2.00%), due 7/3/28 (f)	681,138	684,828

	Principal Amount	Value
Loan Assignments
Services: Business
Pra Health Sciences, Inc.
First Lien Term Loan B
7.335% (3 Month SOFR + 2.00%), due 7/3/28 (f)	$ 169,706	$ 170,625
Vizient, Inc.
First Lien Term Loan B
7.282% (1 Year SOFR + 2.00%), due 7/18/31 (f)	5,000,000	5,012,500
		38,967,958
Software 0.2%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
9.335% (3 Month SOFR + 4.00%), due 3/30/29 (f)	26,697,160	26,686,027
Utilities 0.1%
PG&E Corp.
First Lien Term Loan
7.844% (1 Month SOFR + 2.50%), due 6/23/27 (f)	10,000,000	10,031,250
Total Loan Assignments (Cost $641,728,253)		629,917,337
Total Long-Term Bonds (Cost $10,096,170,035)		9,977,519,196

	Shares

Common Stocks 1.0%
Capital Markets 0.0% ‡
Ares Capital Corp.	25,901	542,367
Consumer Staples Distribution & Retail 0.0% ‡
ASG warrant Corp. (b)(e)(k)	12,502	—
Distributors 0.0% ‡
ATD New Holdings, Inc. (k)	142,545	1,870,903
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (b)(e)(k)	38,880	—
Electrical Equipment 0.1%
Energy Technologies, Inc. (b)(e)(k)	16,724	6,271,500
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (k)	616,274	11,370,255
Nine Energy Service, Inc. (k)	97,664	184,585
		11,554,840

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)	386,241	$ 11,587,230
Oil, Gas & Consumable Fuels 0.4%
Gulfport Energy Corp. (k)	131,657	19,381,227
PetroQuest Energy, Inc. (b)(e)(k)	284,709	—
Talos Energy, Inc. (k)	2,074,193	24,558,445
		43,939,672
Pharmaceuticals 0.2%
Endo, Inc. (k)	924,857	26,723,743
Wireless Telecommunication Services 0.1%
Vodafone Group plc, Sponsored ADR	1,071,152	10,025,983
Total Common Stocks (Cost $195,685,856)		112,516,238
Preferred Stock 0.3%
Electrical Equipment 0.3%
Energy Technologies Ltd. (b)(e)(k)	37,258	37,742,354
Total Preferred Stock (Cost $35,514,837)		37,742,354
Exchange-Traded Funds 0.5%
iShares Gold Trust (k)	929,500	43,035,850
SPDR Gold Shares (k)	37,836	8,571,746
Total Exchange-Traded Funds (Cost $31,562,234)		51,607,596

	Number of Warrants

Warrants 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (k)	36,093	567,021
Total Warrants (Cost $14,437)		567,021
Total Investments (Cost $10,358,947,399)	94.2%	10,179,952,405
Other Assets, Less Liabilities	5.8	621,457,532
Net Assets	100.0%	$ 10,801,409,937

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $217,834,915, which represented 2.0% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Delayed delivery security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(k)	Non-income producing security.

Abbreviation(s):
ADR—American Depositary Receipt
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 95,611,580	$ —	$ 95,611,580
Corporate Bonds	—	9,228,737,279	23,253,000	9,251,990,279
Loan Assignments	—	614,904,528	15,012,809	629,917,337
Total Long-Term Bonds	—	9,939,253,387	38,265,809	9,977,519,196
Common Stocks	94,657,508	11,587,230	6,271,500	112,516,238
Preferred Stock	—	—	37,742,354	37,742,354
Exchange-Traded Funds	51,607,596	—	—	51,607,596
Warrants	567,021	—	—	567,021
Total Investments in Securities	$ 146,832,125	$ 9,950,840,617	$ 82,279,663	$ 10,179,952,405

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Tax Free Bond Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.1%
Long-Term Municipal Bonds 97.8%
Alabama 3.0%
Alabama Housing Finance Authority, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 9,000,000	$ 9,913,689
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,350,817
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,477,358
Series B
4.26%, due 4/1/53	34,600,000	34,111,894
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,567,351
Series A
5.25%, due 5/1/55 (a)	20,890,000	22,874,477
Series D-3
5.434%, due 6/1/49	9,250,000	9,489,169
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	31,755,000	31,911,133
County of Jefferson, Sewer, Revenue Bonds
5.50%, due 10/1/53	4,250,000	4,654,280
Energy Southeast, A Cooperative District, Revenue Bonds
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,724,824
Series B-2
5.784%, due 4/1/54	20,000,000	20,453,214
Energy Southeast A Cooperative District, A Cooperative District, Revenue Bonds
Series B
5.25%, due 7/1/54 (a)	24,485,000	26,509,657
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	22,820,737
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series B
5.00%, due 6/1/49 (a)	14,255,000	15,188,216
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,818,330
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	12,230,000	12,780,896
		283,646,042
Alaska 0.2%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	6,025,000	6,392,478

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	$ 3,050,000	$ 3,056,811
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,452,334
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	5,000,000	5,223,311
		20,124,934
Arizona 1.5%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	8,497,564
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
4.90%, due 1/1/37	5,725,000	5,549,781
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
4.00%, due 6/1/49 (a)(b)	11,100,000	11,264,910
City of Glendale, Excise Tax, Revenue Bonds, Senior Lien
5.00%, due 7/1/33	10,000,000	11,649,729
5.00%, due 7/1/35	5,000,000	5,866,737
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien (b)
5.00%, due 7/1/30	5,750,000	6,223,706
5.00%, due 7/1/31	5,000,000	5,464,798
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/49 (b)	3,485,000	3,576,385
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	10,180,000	10,942,995
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,816,478
Series B
1.75%, due 7/1/36	2,760,000	2,058,639
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	24,062,581
4.00%, due 7/15/41	7,915,000	8,039,174
5.00%, due 7/15/27	4,500,000	4,773,567
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	5,500,000	5,999,008
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,908,474

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series D
4.00%, due 1/1/48	$ 5,645,000	$ 5,366,511
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,592,705
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 12/1/45	5,000,000	5,080,925
		137,734,667
Arkansas 0.2%
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	12,342,061
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/50	6,180,000	4,841,084
		17,183,145
California 12.5%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	23,000,000	14,628,908
Series C, Insured: AGM
(zero coupon), due 10/1/52 (c)	15,620,000	8,861,846
Series C, Insured: AGM
5.00%, due 10/1/52	6,200,000	6,695,446
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,533,042
Allan Hancock Joint Community College District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	6,238,527
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,943,138
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	6,834,948
Series B
5.00%, due 7/1/34	5,000,000	5,560,548
Series B
5.00%, due 7/1/35	5,000,000	5,548,955
Series B
5.00%, due 7/1/36	5,345,000	5,904,643
Series B
5.00%, due 7/1/38	4,370,000	4,812,254

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (a)	$ 4,160,000	$ 4,204,084
Series A-1
4.00%, due 5/1/53 (a)	4,555,000	4,596,166
Series B-2
4.06%, due 2/1/52	5,895,000	5,381,311
Series B-1
5.00%, due 7/1/53 (a)	15,605,000	16,566,404
Series C
5.25%, due 1/1/54 (a)	28,300,000	30,347,898
Series E-2
5.255%, due 2/1/54	27,500,000	27,718,240
Series A-2
5.534%, due 12/1/53	14,250,000	14,422,965
California Enterprise Development Authority, County of Riverside, Revenue Bonds
Series A
5.50%, due 11/1/59	15,000,000	17,138,634
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,764,258
Series A
4.00%, due 4/1/49	5,000,000	4,856,246
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,317,887
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/36	3,400,000	3,600,006
Insured: BAM
5.00%, due 5/15/39	8,215,000	8,641,567
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	7,500,000	7,468,566
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	6,000,000	5,288,207
Series A
5.00%, due 11/1/42	9,725,000	10,120,249
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	4,000,000	3,424,384
Series B
3.00%, due 8/1/46	2,725,000	2,220,334
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,829,154

	Principal Amount	Value
Long-Term Municipal Bonds
California
Chabot-Las Positas Community College District, Unlimited General Obligation
Series C
5.25%, due 8/1/48	$ 5,000,000	$ 5,665,534
Chaffey Joint Union High School District, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,199,619
City of Escondido, Unlimited General Obligation
5.00%, due 9/1/36	3,950,000	4,024,695
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/44	6,070,000	6,492,975
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,174,019
Series A
5.00%, due 5/15/44	3,535,000	3,622,108
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series C
4.00%, due 5/15/50	11,000,000	10,593,870
Series A
4.75%, due 5/15/40	6,000,000	6,019,340
Series A
5.00%, due 5/15/33	3,330,000	3,360,921
Series G
5.00%, due 5/15/47	3,250,000	3,439,579
Series G
5.50%, due 5/15/36	15,175,000	17,216,965
Series G
5.50%, due 5/15/39	3,250,000	3,649,515
Series G
5.50%, due 5/15/40	6,700,000	7,485,732
Series H
5.50%, due 5/15/47	8,150,000	8,912,442
City of Los Angeles, Wastewater System, Revenue Bonds
Series A
5.00%, due 6/1/43	3,000,000	3,001,076
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	4,182,311
El Camino Community College District Foundation (The), Election of 2002, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	11,750,000	7,029,170
Folsom Cordova Unified School District, School Facilities Improvement District No. 5, Unlimited General Obligation
Series B, Insured: AGM
4.25%, due 10/1/41	20,410,000	20,535,470
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	6,229,566

	Principal Amount	Value
Long-Term Municipal Bonds
California
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	$ 10,000,000	$ 9,027,991
Irvine Facilities Financing Authority, Gateway Preserve Land Acquisition Project, Revenue Bonds
Series A
5.25%, due 5/1/43	3,800,000	3,902,275
Live Oak Elementary School District, Certificate of Participation
Insured: AGM
5.00%, due 8/1/39	2,455,000	2,543,358
Long Beach Unified School District, Unlimited General Obligation
Series D-1
(zero coupon), due 8/1/30	4,450,000	3,511,393
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	2,750,000	2,909,653
Series C
4.00%, due 7/1/38	5,750,000	5,978,909
Series A
5.00%, due 7/1/27	8,500,000	9,051,361
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AGM-CR
5.25%, due 7/1/42	37,500,000	39,889,597
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
4.337%, due 9/1/27	5,805,000	5,748,285
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,918,623
Murrieta Valley Unified School District, Election of 2014, Unlimited General Obligation
5.25%, due 9/1/51	9,700,000	10,679,466
Napa Valley Community College District, Unlimited General Obligation
4.00%, due 8/1/29	5,250,000	5,337,828
4.00%, due 8/1/32	4,000,000	4,047,632
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,678,625
North Lake Tahoe Public Financing Authority, Health & Human Services Center, Revenue Bonds
4.50%, due 12/1/52	2,375,000	2,444,256
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (a)	12,500,000	13,351,816
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	2,500,000	2,193,855
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,752,007

	Principal Amount	Value
Long-Term Municipal Bonds
California
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM
5.00%, due 8/1/27	$ 1,160,000	$ 1,185,590
Insured: AGM
5.00%, due 8/1/28	1,755,000	1,791,807
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	4,250,000	3,376,302
Orange County Sanitation District, Revenue Bonds
Series A
5.00%, due 2/1/30	8,500,000	8,501,772
Panama-Buena Vista Union School District, Election of 2022, Unlimited General Obligation
0.05%, due 8/1/24	4,170,000	4,170,000
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,267,918
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 9/1/26	3,000,000	3,110,569
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 11/1/36	2,750,000	2,994,085
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	7,500,000	7,716,821
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,311,054
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	8,840,000	9,750,852
Series A, Insured: BAM
5.50%, due 8/1/52	14,920,000	16,373,227
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (b)	4,990,000	5,402,208
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/48 (b)	7,500,000	7,963,846
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,948,811
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	10,911,561
Series B-4
5.00%, due 7/1/40	4,570,000	5,271,855

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series I
5.00%, due 7/1/41	$ 3,750,000	$ 3,912,356
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/30	4,000,000	4,308,404
Series A
5.00%, due 5/1/31	10,500,000	11,422,809
Series A
5.00%, due 5/1/31	6,375,000	6,931,285
Series C
5.00%, due 5/1/32	4,000,000	4,390,728
Series C
5.00%, due 5/1/33	35,000,000	38,547,558
Series A
5.00%, due 5/1/34	7,350,000	7,942,250
Series A
5.00%, due 5/1/39	8,000,000	8,749,160
Series E
5.00%, due 5/1/50	52,055,000	53,295,653
Series A
5.25%, due 5/1/42	27,900,000	30,625,328
Series A
5.25%, due 5/1/44	6,000,000	6,556,340
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/44 (b)	10,740,000	11,084,069
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	22,000,000	21,281,130
San Francisco Community College District, Election of 2020, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/25	20,500,000	20,884,024
Series B, Insured: BAM
5.00%, due 6/15/26	8,200,000	8,536,133
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	1,065,000	934,991
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	10,900,000	12,114,582
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	8,266,937
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/33	14,955,000	10,283,179

	Principal Amount	Value
Long-Term Municipal Bonds
California
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	$ 22,910,000	$ 20,338,634
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,241,913
Southern California Public Power Authority, Clean Energy Project, Revenue Bonds
Series A
5.00%, due 4/1/55 (a)	12,250,000	13,098,044
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	5,810,000	5,372,871
3.00%, due 10/1/37	5,565,000	5,120,991
3.00%, due 4/1/52	4,190,000	3,338,620
4.00%, due 3/1/36	9,125,000	9,449,618
4.00%, due 10/1/39	2,175,000	2,229,140
Series B
5.00%, due 11/1/32	27,500,000	31,791,961
5.00%, due 9/1/41	5,000,000	5,538,683
5.00%, due 10/1/41	16,065,000	17,704,355
5.00%, due 9/1/42	10,000,000	11,168,833
5.00%, due 4/1/47	10,500,000	11,545,938
State of California, Unlimited General Obligation
5.00%, due 9/1/25	28,975,000	29,642,031
5.00%, due 8/1/26	7,500,000	7,821,559
5.00%, due 9/1/33	20,000,000	23,369,002
5.00%, due 9/1/34	3,075,000	3,640,343
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	6,750,000	5,737,962
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	5,000,000	4,029,417
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Series 2008, Insured: AGM
(zero coupon), due 8/1/32	4,370,000	3,292,649
University of California, Revenue Bonds
Series AO
3.25%, due 5/15/29	4,000,000	3,996,883
Series AR
5.00%, due 5/15/41	12,260,000	12,620,188
Series BN
5.50%, due 5/15/40	10,000,000	11,831,919
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/47	8,910,000	6,965,973
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	6,000,000	6,726,067

	Principal Amount	Value
Long-Term Municipal Bonds
California
William S Hart Union High School District, Election of 2001, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 9/1/26	$ 3,500,000	$ 3,286,426
Yosemite Community College District, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	20,655,000	17,800,293
		1,166,086,159
Colorado 3.1%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	6,164,202
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,403,280
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	5,323,428
Series A
3.00%, due 9/15/47	11,725,000	9,319,798
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,396,623
Series A
5.00%, due 12/1/29	8,750,000	9,239,661
Series B-2
5.00%, due 11/15/31 (a)	2,000,000	2,033,203
Series A
5.00%, due 12/1/34	6,000,000	6,690,482
Series A
5.00%, due 12/1/36	8,505,000	8,827,417
Series A
5.00%, due 12/1/37	15,675,000	16,247,091
Series A
5.00%, due 12/1/43	10,940,000	11,239,231
Series A
5.00%, due 12/1/48	3,790,000	3,873,779
Series A
5.50%, due 11/15/35	5,250,000	6,008,033
Series A
5.50%, due 11/15/40	17,760,000	19,939,601
Series D
5.75%, due 11/15/38	3,000,000	3,474,197
Series D
5.75%, due 11/15/45	7,100,000	7,999,746

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	$ 12,875,000	$ 13,211,505
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,983,311
Colorado Health Facilities Authority, AdventHealth, Revenue Bonds
Series A
3.00%, due 11/15/51	3,500,000	2,695,175
Series A
4.00%, due 11/15/48	24,875,000	23,774,727
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	3,017,834
Series A
5.00%, due 5/15/33	9,000,000	10,165,422
Series A
5.00%, due 5/15/34	4,000,000	4,506,649
Series A
5.00%, due 5/15/35	6,680,000	7,517,854
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	4,450,000	4,770,883
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/29	2,500,000	2,745,016
Series B
5.00%, due 11/15/49 (a)	10,000,000	10,383,176
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	5,019,323
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
5.50%, due 11/1/47	3,335,000	3,694,337
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	3,685,000	3,598,235
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	6,675,000	6,539,432
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	15,381,999
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,400,183
State of Colorado, Certificate of Participation
Series J
5.25%, due 3/15/42	18,500,000	19,147,161

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
State of Colorado, Certificate of Participation
6.00%, due 12/15/40	$ 5,025,000	$ 6,001,319
6.00%, due 12/15/41	4,560,000	5,423,738
		291,157,051
Connecticut 1.6%
City of Hartford, Unlimited General Obligation
Series C, Insured: AGM State Guaranteed
5.00%, due 7/15/32	6,295,000	6,401,405
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series U-2
1.10%, due 7/1/33 (a)	6,750,000	6,650,218
Series C-2
2.80%, due 7/1/57 (a)	7,150,000	7,100,524
Series A
5.00%, due 7/1/35	13,000,000	15,621,109
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	6,420,000	5,837,453
Series F
5.00%, due 9/15/28	6,610,000	7,157,810
Series D
5.00%, due 5/1/33	2,150,000	2,495,470
State of Connecticut, Transportation Infrastructure, Special Tax, Revenue Bonds
Series A
5.00%, due 9/1/33	10,950,000	11,261,614
Series A
5.25%, due 7/1/40	20,420,000	23,544,995
Series A
5.25%, due 7/1/41	18,980,000	21,784,498
Series A
5.25%, due 7/1/42	25,220,000	28,847,458
State of Connecticut Clean Water Fund, State Revolving Fund, Revenue Bonds
Series A
5.00%, due 5/1/33	2,250,000	2,363,794
Town of North Branford, Unlimited General Obligation
5.00%, due 8/2/24	9,500,000	9,500,411
		148,566,759
Delaware 0.2%
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/36	3,185,000	3,435,448
Delaware State Housing Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55 (d)	11,525,000	12,684,405
		16,119,853

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia 2.2%
District of Columbia, Revenue Bonds
Series A
5.00%, due 7/1/36	$ 7,675,000	$ 8,748,473
Series A
5.50%, due 7/1/47	6,250,000	7,046,409
District of Columbia, Unlimited General Obligation
Series A
5.00%, due 6/1/37	7,000,000	7,087,520
Series A
5.25%, due 1/1/48	12,500,000	13,897,959
District of Columbia, Children's National Medical Center Obligated Group, Revenue Bonds
5.00%, due 7/15/40	4,750,000	4,819,798
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	20,435,000	19,375,856
Series B
6.50%, due 10/1/44	6,040,000	6,607,390
Series B
6.50%, due 10/1/44 (c)	2,600,000	2,844,241
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AGC
6.50%, due 10/1/41 (c)	6,730,000	7,225,732
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,385,000	2,491,519
Series A
5.00%, due 10/1/29	18,000,000	18,057,595
Series A
5.00%, due 10/1/29	4,000,000	4,269,249
Series A
5.00%, due 10/1/31	8,000,000	8,718,038
Series A
5.00%, due 10/1/32	16,945,000	18,633,357
Series A
5.00%, due 10/1/34	11,000,000	12,149,705
Series A
5.00%, due 10/1/35	3,955,000	4,198,134
Series A
5.25%, due 10/1/48	5,000,000	5,365,872
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/36 (b)	5,380,000	5,804,520
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 7/15/36	5,175,000	4,816,215

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	$ 5,600,000	$ 5,727,995
Series A
5.50%, due 7/15/51	13,275,000	14,786,863
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/48	6,105,000	6,592,998
Series A
5.25%, due 7/15/53	16,225,000	17,705,358
		206,970,796
Florida 5.9%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue Bonds
Series A
4.627%, due 12/1/37	15,635,000	14,879,618
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	13,820,000	13,844,369
City of Fort Lauderdale, Parks and Recreation Project, Unlimited General Obligation
Series A
5.00%, due 7/1/48	4,255,000	4,628,587
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	14,645,000	15,396,426
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	17,115,000	17,564,717
City of Tampa, Sustainability Bond, Revenue Bonds
Series C, Insured: BAM
3.00%, due 10/1/36	4,440,000	4,088,793
City of Tampa, BayCare, Revenue Bonds
Series A
5.00%, due 11/15/46	6,000,000	6,081,739
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/43	4,155,000	4,357,178
5.25%, due 5/1/46	4,000,000	4,192,936
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/49	3,000,000	3,235,119
Series A, Insured: AGM
5.00%, due 10/1/54	3,500,000	3,735,745
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,571,077
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	5,157,540
County of Lee, Airport, Revenue Bonds (b)
Series B
4.00%, due 10/1/38	7,435,000	7,450,985

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/24	$ 3,785,000	$ 3,793,914
Series A
5.00%, due 10/1/24	815,000	816,919
Series A
5.00%, due 10/1/29	11,000,000	11,719,051
Series B
5.00%, due 10/1/37	3,750,000	4,025,371
Series B
5.00%, due 10/1/46	4,750,000	4,976,396
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,909,161
Series B
4.00%, due 10/1/38	5,000,000	5,076,860
Series B, Insured: BAM
4.00%, due 10/1/49	39,400,000	38,713,719
Series A
5.25%, due 10/1/54	17,000,000	18,866,933
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,609,162
4.00%, due 7/1/32	10,000,000	10,061,770
County of Miami-Dade, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	25,500,000	27,870,778
Series A
5.00%, due 10/1/36	5,000,000	5,005,754
Series A
5.00%, due 10/1/38	4,650,000	4,681,926
Series B
5.00%, due 10/1/40	8,020,000	8,195,540
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.75%, due 9/1/54	21,395,000	24,047,982
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,795,000	14,096,290
Florida Department of Management Services, Certificate of Participation
Series A
5.00%, due 11/1/26	4,500,000	4,689,414
Florida Municipal Power Agency, All-Requirements Power Supply Project, Revenue Bonds
Series A
5.00%, due 10/1/26	3,500,000	3,637,990
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,940,000	5,302,915

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/31	$ 3,500,000	$ 3,546,556
Series A
5.00%, due 10/1/32	6,980,000	7,071,844
Series A
5.00%, due 10/1/47	3,335,000	3,394,707
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series A
5.00%, due 10/1/47 (b)	7,000,000	7,335,909
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	25,000,000	28,290,778
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 8/1/51	5,000,000	4,795,773
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,687,064
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AGM
5.00%, due 10/1/43	7,900,000	8,789,045
Series B, Insured: AGM
5.25%, due 10/1/44	5,375,000	6,066,862
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	3,530,000	3,436,086
4.00%, due 10/1/52	7,000,000	6,595,495
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,864,198
Series A, Insured: BAM
5.00%, due 3/15/52	5,755,000	6,157,501
School District of Broward County, Certificate of Participation
Series A, Insured: AGM
5.00%, due 7/1/27	3,750,000	3,815,541
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	18,060,000	13,768,377
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	16,718,937
4.00%, due 5/1/48	13,135,000	12,653,882
State of Florida, Unlimited General Obligation
Series E
3.00%, due 6/1/36	12,660,000	11,511,592
Series E
3.10%, due 6/1/28	14,245,000	14,192,121

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	$ 3,750,000	$ 2,949,975
Series C
3.00%, due 7/1/51	5,000,000	3,865,515
Series A
3.50%, due 7/1/29	2,435,000	2,443,111
Tampa Bay Water, Revenue Bonds
Series A
4.00%, due 10/1/28	4,500,000	4,528,908
Village Community Development District No. 8, Special Assessment
Insured: AGM
3.50%, due 5/1/40	4,880,000	4,668,692
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AGM-CR
5.00%, due 3/1/34	8,450,000	9,137,856
Insured: AGM-CR
5.00%, due 3/1/35	9,020,000	9,770,364
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AGM
5.25%, due 10/1/43	10,250,000	11,266,756
Insured: AGM
5.50%, due 10/1/53	14,000,000	15,517,846
		551,123,965
Georgia 4.0%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AGM
5.125%, due 4/1/53	5,400,000	5,828,782
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	32,535,000	32,255,176
Series A
4.00%, due 7/1/49	17,190,000	16,765,985
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien
Series D
4.00%, due 7/1/35 (b)	12,320,000	12,413,346
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,306,295
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	13,141,945
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,300,000	4,194,273
Development Authority of Appling County, Oglethorpe Power Corp. Project, Revenue Bonds
Series A
1.50%, due 1/1/38 (a)	2,500,000	2,454,192

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	$ 5,650,000	$ 5,656,379
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,018,699
Series 4
3.80%, due 10/1/32	2,000,000	2,018,699
Development Authority of Monroe County (The), Oglethorpe Power Corp. Scherer Project, Revenue Bonds
Series A
1.50%, due 1/1/39 (a)	5,865,000	5,757,534
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,539,968
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,781,696
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
5.00%, due 10/15/30	8,000,000	8,804,001
5.00%, due 10/15/34	22,750,000	26,100,752
Series A
5.00%, due 2/15/37	4,215,000	4,345,841
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	3,765,000	3,393,897
Georgia Ports Authority, Revenue Bonds
4.00%, due 7/1/47	3,000,000	2,979,324
5.25%, due 7/1/43	4,695,000	5,286,376
5.25%, due 7/1/52	4,750,000	5,214,888
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,500,000	3,467,803
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,986,355
Series C
4.00%, due 5/1/52 (a)	6,960,000	7,007,645
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,815,692
Series A
4.00%, due 9/1/52 (a)	21,190,000	21,375,658
Series A
5.00%, due 5/15/34	2,750,000	2,851,378
Series A
5.00%, due 5/15/37	2,265,000	2,444,552
Series B
5.00%, due 12/1/52 (a)	11,325,000	11,910,838
Series A
5.00%, due 5/1/54 (a)	11,250,000	12,084,376

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Main Street Natural Gas, Inc., Revenue Bonds
Series B
5.00%, due 12/1/54 (a)	$ 21,650,000	$ 23,337,033
Series C
5.00%, due 12/1/54 (a)	18,750,000	19,985,724
Series A
5.50%, due 9/15/27	8,860,000	9,337,355
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/41	2,545,000	2,565,678
Series A
4.00%, due 1/1/49	4,850,000	4,616,981
Series A
5.00%, due 1/1/35	5,500,000	5,520,922
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	5,188,167
Series A
5.00%, due 1/1/39	10,000,000	10,473,814
Series A
5.25%, due 7/1/64	5,000,000	5,330,005
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/29	3,825,000	4,027,172
Series HH
5.00%, due 1/1/37	3,695,000	3,873,456
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,689,472
Series GG
5.00%, due 1/1/43	3,000,000	3,000,434
Series HH
5.00%, due 1/1/44	2,700,000	2,789,991
		367,938,549
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	5,070,780
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/44	655,000	655,994
		5,726,774
Hawaii 0.4%
City & County of Honolulu, Wastewater System, Revenue Bonds, Senior Lien
Series B
4.00%, due 7/1/29	8,450,000	8,497,732

	Principal Amount	Value
Long-Term Municipal Bonds
Hawaii
City & County of Honolulu, Unlimited General Obligation
Series C
4.00%, due 10/1/31	$ 5,015,000	$ 5,085,260
Series B
5.00%, due 10/1/25	3,725,000	3,813,044
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,695,457
State of Hawaii, Unlimited General Obligation
Series FK
4.00%, due 5/1/32	4,300,000	4,358,064
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	5,675,000	4,653,893
		37,103,450
Idaho 0.2%
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	3,600,000	3,944,287
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	7,215,000	7,221,489
Series A, Insured: GNMA / FNMA / FHLMC
4.60%, due 1/1/49	5,725,000	5,740,571
		16,906,347
Illinois 7.5%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	15,728,692
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/27	7,000,000	7,279,415
Series A, Insured: AGM
5.00%, due 12/1/34	3,000,000	3,148,260
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	17,000,000	18,883,556
6.00%, due 4/1/46	16,560,000	17,316,194
Chicago Midway International Airport, Revenue Bonds, Senior Lien (b)
Series C
5.00%, due 1/1/25	6,500,000	6,537,587
Series C
5.00%, due 1/1/26	4,000,000	4,080,488
Series C
5.00%, due 1/1/27	5,000,000	5,159,416

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 1/1/36	$ 8,100,000	$ 8,319,571
Series A
4.00%, due 1/1/36	16,215,000	16,574,021
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	13,223,764
Series D, Insured: AGM
5.00%, due 1/1/38	4,750,000	5,281,273
Series A
5.00%, due 1/1/39 (b)	4,000,000	4,155,615
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,275,886
Series A, Insured: AGM
5.50%, due 1/1/53 (b)	23,525,000	25,138,526
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,734,721
Chicago O'Hare International Airport, Revenue Bonds
Series A
5.00%, due 1/1/35 (b)	7,605,000	7,629,220
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A
5.00%, due 1/1/30	2,665,000	2,665,620
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	5,000,000	5,225,685
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	4,069,185
Series B
5.00%, due 1/1/25	2,140,000	2,141,886
Chicago Transit Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/1/44	16,690,000	16,735,365
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,700,915
Series A
5.00%, due 1/1/32	1,400,000	1,499,184
Series A
5.00%, due 1/1/33	1,425,000	1,523,848
Series A
5.50%, due 1/1/49	5,000,000	5,172,449
Series A
6.00%, due 1/1/38	39,050,000	40,556,982
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,197,978

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago, Waterworks, Revenue Bonds, Second Lien
5.00%, due 11/1/25	$ 2,000,000	$ 2,047,952
5.00%, due 11/1/28	3,750,000	3,872,840
5.00%, due 11/1/39	5,620,000	5,629,050
Insured: AGM
5.25%, due 11/1/33	4,000,000	4,219,438
Insured: AGM
5.25%, due 11/1/34	1,860,000	1,961,921
Insured: AGM
5.25%, due 11/1/35	2,275,000	2,393,891
Series A, Insured: AGM
5.25%, due 11/1/48	6,000,000	6,594,235
Series A, Insured: AGM
5.50%, due 11/1/62	4,320,000	4,751,866
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series B, Insured: AGM-CR
5.00%, due 1/1/30	6,435,000	6,688,243
Series A, Insured: AGM
5.25%, due 1/1/42	3,750,000	3,865,523
Series A, Insured: AGM
5.50%, due 1/1/62	5,280,000	5,824,629
City of Chicago, Chicago Works, Unlimited General Obligation
Series A
5.50%, due 1/1/40	4,650,000	5,075,263
City of Chicago Heights, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 12/1/34	1,865,000	1,985,523
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AGM
4.00%, due 12/1/38	3,000,000	3,023,715
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,319,217
Grundy County School District No. 54, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 12/1/25	2,960,000	2,942,441
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,576,582
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	8,000,000	7,936,951
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,451,226
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	15,922,180

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Endeavor Health Clinical Operations Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/28	$ 3,000,000	$ 3,212,996
Illinois Finance Authority, Mercy Health Corp. Obligated Group, Revenue Bonds
5.00%, due 12/1/40	4,500,000	4,564,535
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	10,000,000	10,048,180
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	10,250,000	10,411,624
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	7,000,000	7,611,070
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	5,650,000	5,592,362
Series A
5.00%, due 2/1/32	5,000,000	5,067,205
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/31	4,220,000	4,314,054
Series B
5.00%, due 1/1/41	6,000,000	6,133,525
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.00%, due 1/1/37	5,000,000	5,062,397
Series C
5.00%, due 1/1/38	5,000,000	5,027,719
Series C
5.00%, due 1/1/39	5,250,000	5,276,648
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,869,462
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,482,936
4.50%, due 11/1/42	7,585,000	7,921,275
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	11,477,380
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	17,155,231
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	10,000,000	4,390,213
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,199,316

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AGM
5.00%, due 12/1/36	$ 2,145,000	$ 2,227,768
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	10,000,000	9,471,716
Series A, Insured: BAM
4.00%, due 1/1/48	9,500,000	9,133,050
Series C
5.00%, due 1/1/25	4,000,000	4,029,443
Series A
5.00%, due 1/1/28	3,685,000	3,907,397
Series C
5.25%, due 1/1/34	7,500,000	8,035,629
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	36,893,848
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AGM
5.50%, due 6/1/58	9,475,000	10,269,183
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 4/1/29	1,620,000	1,634,951
Series B, Insured: BAM
5.00%, due 4/1/30	1,000,000	1,008,702
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 3/1/26	4,000,000	4,109,452
Series D
5.00%, due 11/1/26	7,375,000	7,658,994
5.00%, due 2/1/27	3,980,000	4,149,396
Series D
5.00%, due 11/1/27	10,000,000	10,543,027
5.00%, due 1/1/28	5,155,000	5,259,621
Series D
5.00%, due 11/1/28	6,280,000	6,597,257
5.00%, due 5/1/29	2,660,000	2,662,613
Series A
5.00%, due 12/1/34	4,500,000	4,693,382
5.25%, due 2/1/32	8,550,000	8,559,715
Series A
5.50%, due 3/1/47	4,750,000	5,188,409
Series A
6.00%, due 5/1/27	8,190,000	8,784,474
State of Illinois, Revenue Bonds
Series A
5.00%, due 6/15/30	3,000,000	3,269,984

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Build America Bonds, Unlimited General Obligation
Series 4, Insured: AGM-CR
6.875%, due 7/1/25	$ 3,165,000	$ 3,204,632
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AGM
5.00%, due 3/1/32	3,007,000	3,073,911
Village of Bellwood, Unlimited General Obligation
Insured: AGM
5.00%, due 12/1/29	1,500,000	1,537,082
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 12/1/40	6,790,000	7,013,367
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	32,053,843
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,823,376
		692,650,338
Indiana 1.1%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	8,500,000	9,265,705
Greater Clark Building Corp., Revenue Bonds
Insured: State Intercept
6.00%, due 7/15/38	5,700,000	6,804,099
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,798,178
Series A
5.00%, due 10/1/41	7,750,000	8,576,027
Series A
5.00%, due 10/1/42	12,220,000	13,467,007
Series A
5.00%, due 10/1/46	4,000,000	4,345,372
Indiana Finance Authority, State Revolving Fund, Revenue Bonds
Series E
5.00%, due 2/1/25	6,000,000	6,062,398
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	14,695,639
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,645,000	2,807,491
Indiana Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 1/1/42	15,425,000	15,712,880

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series I
5.00%, due 1/1/28 (b)	$ 4,350,000	$ 4,371,612
Series I
5.00%, due 1/1/29 (b)	3,500,000	3,517,594
Series D
6.00%, due 2/1/48	8,150,000	9,485,685
		103,909,687
Iowa 0.4%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	3,040,248
1.875%, due 6/1/37	4,000,000	2,981,375
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,353,204
Iowa Finance Authority, Iowa Health System Obligated Group, Revenue Bonds
Series E
5.00%, due 8/15/32	2,500,000	2,546,188
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	15,105,182
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,178,205
Series B
2.00%, due 6/1/37	4,265,000	3,249,394
Series B
2.00%, due 6/1/38	5,370,000	3,998,175
		37,451,971
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	560,022
5.00%, due 12/1/28	410,000	402,308
5.00%, due 12/1/30	500,000	487,486
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	6,000,000	5,712,821
		7,162,637
Kentucky 0.9%
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
5.25%, due 4/1/54	13,375,000	14,517,914
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C-1
4.00%, due 12/1/49 (a)	10,990,000	11,016,346
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,688,706

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A-1
4.00%, due 8/1/52 (a)	$ 9,125,000	$ 9,141,421
Series A-2
4.771%, due 8/1/52	17,500,000	17,416,506
Series C-2
4.944%, due 12/1/49	5,750,000	5,771,215
Series A
5.00%, due 5/1/55 (a)	6,500,000	6,890,753
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series A
5.00%, due 7/1/28	2,500,000	2,690,411
Series A
5.00%, due 7/1/30	4,000,000	4,435,632
		80,568,904
Louisiana 0.4%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	15,945,000	17,709,698
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	6,165,000	6,040,283
Louisiana Housing Corp., Home Ownership Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 12/1/55	10,500,000	11,603,667
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	4,193,806
		39,547,454
Maine 0.0% ‡
Maine Municipal Bond Bank, Revenue Bonds
Series B
3.50%, due 11/1/29	3,300,000	3,305,797
Maryland 0.4%
County of Baltimore, Unlimited General Obligation
5.00%, due 3/1/25	3,195,000	3,233,766
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	5,630,000	4,241,337
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	6,125,000	6,684,838
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,491,632

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
State of Maryland, Department of Transportation, Revenue Bonds
3.00%, due 11/1/30	$ 10,750,000	$ 10,405,402
3.00%, due 11/1/31	6,375,000	6,112,796
		35,169,771
Massachusetts 1.2%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	8,500,000	7,474,562
City of Boston, Unlimited General Obligation
Series A
5.00%, due 11/1/38	5,750,000	6,748,765
City of Worcester, Limited General Obligation
Insured: AGM
3.00%, due 2/1/37	2,750,000	2,541,315
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	31,045,000	24,934,649
Series C
3.00%, due 3/1/49	13,250,000	10,535,075
Series B
3.00%, due 4/1/49	7,465,000	5,933,089
Commonwealth of Massachusetts, Consolidated Loan, Unlimited General Obligation
Series C
5.00%, due 10/1/52	5,500,000	5,920,963
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,154,059
Massachusetts Development Finance Agency, Harvard University Issue, Revenue Bonds
Series B
5.00%, due 11/15/32	7,965,000	9,283,387
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Revenue Bonds
Series N
5.00%, due 12/1/41	10,000,000	10,221,290
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,101,607
Series B
5.00%, due 7/1/30	3,960,000	4,222,901
Massachusetts School Building Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 11/15/33	8,500,000	8,827,099
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	2,675,000	2,005,849
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,510,139
		113,414,749

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan 1.2%
Downriver Utility Wastewater Authority, Revenue Bonds
Insured: AGM
5.00%, due 4/1/31	$ 1,600,000	$ 1,698,497
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	3,000,000	3,069,713
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,432,898
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series C
5.25%, due 7/1/33	7,175,000	7,417,086
Series C
5.25%, due 7/1/35	8,175,000	8,446,662
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,687,147
Lapeer Community Schools, Unlimited General Obligation
Insured: AGM
5.25%, due 5/1/46	9,000,000	9,829,103
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	8,500,000	8,225,358
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	7,453,231
Michigan Finance Authority, BHSH System Obligated Group, Revenue Bonds
Series A
5.00%, due 4/15/28	6,600,000	7,030,849
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,860,000	4,900,895
Michigan Finance Authority, Bronson Health Care Group, Revenue Bonds
Series A
5.00%, due 5/15/54	11,870,000	12,022,201
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
5.50%, due 2/28/49	2,375,000	2,648,237
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	8,500,000	8,500,156
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	10,347,026
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	8,482,701
		109,191,760

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota 1.3%
City of Minneapolis, Unlimited General Obligation
5.50%, due 12/1/27	$ 3,500,000	$ 3,789,999
City of Rochester, Mayo Clinic, Revenue Bonds
4.00%, due 11/15/39	16,425,000	17,143,508
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	5,075,000	4,816,010
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,369,129
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,393,034
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,238,893
Minnesota Agricultural & Economic Development Board, HealthPartners Obligated Group, Revenue Bonds
5.25%, due 1/1/47	9,250,000	10,149,146
5.25%, due 1/1/54	24,185,000	26,200,075
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,985,000	6,537,135
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,576,371
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	2,921,435
Series B
5.00%, due 8/1/26	11,000,000	11,460,710
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,660,694
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,392,628
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	4,060,000	3,440,543
		123,089,310
Mississippi 0.1%
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	8,211,560
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	5,760,000	4,573,942
4.00%, due 6/1/53	9,750,000	9,399,615
5.50%, due 12/1/48	16,245,000	18,137,539

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	$ 8,500,000	$ 8,299,587
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	6,507,724
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,000,000	12,545,924
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	1,680,000	1,687,169
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	9,000,000	7,917,493
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,524,214
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	11,145,000	7,823,221
		81,416,428
Montana 0.1%
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AGM
5.25%, due 11/15/52	7,370,000	8,056,409
Nebraska 1.0%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	2,031,255
Metropolitan Utilities District of Omaha, System Improvement, Revenue Bonds
3.40%, due 12/1/30	7,000,000	7,002,783
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	5,201,646
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	8,750,000	8,817,199
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	18,919,511
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	25,930,000	28,335,280
Series A
5.50%, due 2/1/54	8,000,000	9,017,898

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	$ 7,635,000	$ 5,770,666
1.75%, due 12/15/37	6,755,000	5,000,800
		90,097,038
Nevada 1.3%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 6/1/46	1,600,000	1,561,892
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	5,010,710
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AGM
4.00%, due 7/1/40	16,500,000	16,854,710
County of Clark, Limited General Obligation
4.00%, due 7/1/44	4,900,000	4,851,251
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	32,845,000	31,106,889
Series B
5.00%, due 7/1/34	2,500,000	2,811,825
Series B
5.00%, due 7/1/43	25,635,000	26,739,617
Series A
5.00%, due 7/1/49	8,150,000	8,762,129
Series B
5.25%, due 7/1/49	8,000,000	8,729,868
Las Vegas Valley Water District, Water Improvement, Limited General Obligation
5.00%, due 6/1/33	7,600,000	7,643,455
Series A
5.00%, due 6/1/41	6,500,000	6,661,943
Series A
5.00%, due 6/1/46	5,155,000	5,260,443
		125,994,732
New Hampshire 0.8%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AGM
3.00%, due 8/15/46	2,995,000	2,424,505
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 2, Class A
3.625%, due 8/20/39	6,568,438	6,151,561
Series 3, Class A
4.163%, due 10/20/41	15,750,000	15,249,380
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
4.25%, due 7/20/41	6,476,805	6,374,485

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/54	$ 8,250,000	$ 8,594,378
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	25,000,000	26,213,200
New Hampshire Housing Finance Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,495,000	8,269,771
		73,277,280
New Jersey 2.7%
County of Morris, Unlimited General Obligation
3.00%, due 2/1/26	3,405,000	3,402,268
Garden State Preservation Trust, Revenue Bonds
Series A, Insured: AGM
5.75%, due 11/1/28	3,500,000	3,694,200
New Jersey Building Authority, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	1,805,000	1,870,546
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	5,746,936
Series A
2.20%, due 10/1/39	12,000,000	10,653,172
Series B
3.75%, due 11/1/34	4,625,000	4,656,058
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,000,923
5.50%, due 1/1/26	1,000,000	1,001,501
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,500,000	6,510,634
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/39	9,000,000	9,332,401
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/27	7,960,000	7,091,939
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	17,075,000	13,575,448
Series C, Insured: AGM
(zero coupon), due 12/15/34	25,900,000	17,936,957
Series A
(zero coupon), due 12/15/37	25,000,000	14,867,307
Series A
5.00%, due 12/15/26	3,500,000	3,657,866

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.00%, due 6/15/26	$ 3,000,000	$ 3,106,647
Series AA
5.00%, due 6/15/46	6,115,000	6,340,199
Series AA
5.25%, due 6/15/43	10,525,000	11,061,028
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds
Series C
5.754%, due 12/15/28	2,500,000	2,539,133
New Jersey Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/27	3,000,000	3,147,440
Series B
5.25%, due 1/1/49	23,500,000	26,128,031
Series B
5.25%, due 1/1/52	35,000,000	38,481,429
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,701,921
5.00%, due 6/1/40	5,585,000	6,020,442
5.00%, due 6/1/41	10,000,000	10,766,572
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,179,342
Series A
5.00%, due 6/1/31	4,000,000	4,210,518
Series A
5.00%, due 6/1/33	6,500,000	6,829,941
Series A
5.00%, due 6/1/34	2,000,000	2,099,326
Series A
5.00%, due 6/1/36	4,950,000	5,181,377
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,568,819
		247,360,321
New Mexico 0.2%
Albuquerque Municipal School District No. 12, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/25	7,250,000	7,390,434
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/37	3,650,000	3,683,543
Series A
5.00%, due 8/1/44	6,835,000	7,127,176
		18,201,153

	Principal Amount	Value
Long-Term Municipal Bonds
New York 13.7%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	$ 12,500,000	$ 13,715,051
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	11,419,946
Series A-1
4.00%, due 8/1/37	2,000,000	2,053,457
Series E-1
4.00%, due 4/1/42	17,770,000	17,729,424
Series B
5.00%, due 12/1/33	4,750,000	4,908,413
Series A-1
5.00%, due 9/1/37	4,250,000	4,771,112
Series C
5.00%, due 8/1/42	2,160,000	2,335,459
Series F-1
5.00%, due 3/1/43	4,315,000	4,676,701
Series B-1
5.25%, due 10/1/33	6,260,000	6,620,176
Series D
5.25%, due 4/1/47	4,165,000	4,658,046
Series D
5.50%, due 4/1/46	13,185,000	15,119,814
Series D
5.50%, due 4/1/48	17,025,000	19,373,633
Series D
5.50%, due 4/1/49	20,250,000	22,976,723
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/37	2,175,000	2,262,898
Series A
5.00%, due 2/15/39	4,700,000	4,868,761
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,126,304
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,510,232
Series D-1
5.00%, due 11/15/26	2,285,000	2,330,763
Series C-1, Insured: BAM
5.00%, due 11/15/34	20,000,000	21,278,494
Series E
5.00%, due 11/15/43	675,000	675,508
Series A
5.50%, due 11/15/47	14,610,000	16,460,900

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C-1
5.00%, due 11/15/35	$ 4,250,000	$ 4,306,812
Series A-1
5.00%, due 11/15/40	3,890,000	3,914,941
Series C-1
5.25%, due 11/15/29	2,230,000	2,278,314
Series D-1
5.25%, due 11/15/44	5,355,000	5,373,397
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/41	2,815,000	2,864,855
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	8,119,171
Series D
5.00%, due 11/15/44	10,450,000	11,109,759
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	7,322,473
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Special Tax
Series A
5.25%, due 11/15/42	6,460,000	7,464,875
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series A-1
4.15%, due 11/1/38	13,725,000	13,654,211
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	33,510,000	27,598,581
Series DD-1
3.00%, due 6/15/50	4,515,000	3,525,924
Series BB-1
4.00%, due 6/15/45	7,250,000	7,149,514
Series AA
5.00%, due 6/15/38	3,750,000	3,907,097
Series FF
5.00%, due 6/15/38	4,565,000	4,869,893
Series EE
5.00%, due 6/15/40	6,905,000	7,224,334
Series BB-1
5.00%, due 6/15/44	3,250,000	3,544,376
Series CC-1
5.00%, due 6/15/51	5,385,000	5,744,348
Series DD-2
5.25%, due 6/15/47	6,915,000	7,698,994
Series AA-1
5.25%, due 6/15/52	11,190,000	12,288,185

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	$ 5,000,000	$ 4,417,569
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	7,821,374
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	4,375,000	4,620,539
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/36	3,520,000	3,604,556
Series C-1
4.00%, due 11/1/42	8,540,000	8,532,487
Series E-1
4.00%, due 2/1/46	16,085,000	15,851,893
Series A-1
5.00%, due 5/1/33	8,475,000	8,714,594
Series B-1
5.00%, due 11/1/33	11,265,000	11,317,735
Series B-1
5.00%, due 11/1/36	17,000,000	18,385,920
Series A-1
5.00%, due 8/1/40	4,400,000	4,633,849
Series C-3
5.00%, due 5/1/41	5,400,000	5,660,174
Series F-1
5.00%, due 2/1/42	5,000,000	5,494,186
Series A-1
5.25%, due 8/1/42	6,350,000	7,148,895
Series C
5.50%, due 5/1/42	10,000,000	11,647,428
Series C
5.50%, due 5/1/43	5,000,000	5,792,704
Series C
5.50%, due 5/1/44	22,000,000	25,381,257
Series D-1
5.50%, due 11/1/45	22,025,000	25,001,302
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,208,599
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	3,500,000	2,909,786
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	13,823,627
Insured: AGM-CR
3.00%, due 2/15/42	22,150,000	18,691,393
Insured: BAM
4.00%, due 2/15/43	3,250,000	3,227,980

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: AGM-CR
4.00%, due 2/15/43	$ 9,500,000	$ 9,435,635
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.875%, due 11/15/46	19,600,000	14,604,577
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	8,956,791
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	8,500,000	7,560,379
Series A
3.00%, due 3/15/42	6,315,000	5,390,617
Series A
4.00%, due 3/15/36	5,590,000	5,761,919
Series A
4.00%, due 3/15/37	3,200,000	3,287,878
Series A
4.00%, due 3/15/39	17,200,000	17,505,128
Series A
4.00%, due 3/15/40	16,840,000	17,000,605
Series E
4.00%, due 3/15/45	2,550,000	2,527,681
Series A
5.00%, due 3/15/30	7,170,000	7,967,165
Series E
5.00%, due 2/15/35	2,905,000	3,196,573
Series A
5.00%, due 3/15/39	5,000,000	5,342,111
Series A
5.00%, due 3/15/46	4,750,000	5,149,654
Series A
5.25%, due 3/15/48	10,800,000	12,068,232
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	7,237,972
Series A
4.00%, due 7/1/50	11,900,000	11,569,873
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	4,141,650
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/38	5,000,000	5,185,633
Series A
5.00%, due 3/15/42	4,750,000	4,966,551

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, St John's University, Revenue Bonds
5.00%, due 7/1/40	$ 7,835,000	$ 8,795,870
New York State Dormitory Authority, Northwell Health, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (a)	5,000,000	5,088,403
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	23,910,000	27,355,773
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	2,025,000	2,131,023
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	7,430,337
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 1/1/46	9,715,000	7,869,805
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/46	5,440,000	5,512,441
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	7,438,040
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	4,000,000	3,499,549
Series A
4.00%, due 3/15/37	14,250,000	14,631,031
Series A
4.00%, due 3/15/38	5,550,000	5,675,166
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	15,250,000	16,891,071
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 7/1/35	10,730,000	10,627,757
Series A, Insured: AGM
4.00%, due 7/1/37	11,770,000	11,706,376
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/27	4,250,000	4,472,791
Insured: AGM-CR
5.00%, due 12/1/28	4,250,000	4,537,480
Insured: AGM-CR
5.00%, due 12/1/29	7,900,000	8,550,439
5.00%, due 12/1/30	13,765,000	14,733,094
Insured: AGM
5.50%, due 6/30/43	4,250,000	4,618,248

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds
5.00%, due 12/1/36 (b)	$ 5,000,000	$ 5,374,493
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.00%, due 6/30/49 (b)	15,000,000	15,668,175
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/45	7,500,000	7,951,911
Port Authority of New York & New Jersey, Revenue Bonds
Series 207
4.00%, due 3/15/30 (b)	16,000,000	16,201,757
4.00%, due 3/15/35 (b)	9,560,000	9,579,281
Series 183
4.00%, due 12/15/39	10,000,000	9,989,607
Series 223
4.00%, due 7/15/46 (b)	4,175,000	4,015,285
Series 242
5.00%, due 12/1/30 (b)	17,705,000	19,241,394
Series 185
5.00%, due 9/1/31 (b)	6,750,000	6,755,717
Series 242
5.00%, due 12/1/31 (b)	18,000,000	19,743,174
Series 231
5.50%, due 8/1/40 (b)	9,205,000	10,207,550
Series 231
5.50%, due 8/1/42 (b)	2,750,000	3,046,346
Series 231
5.50%, due 8/1/47 (b)	15,250,000	16,643,466
Series 231
5.50%, due 8/1/52 (b)	3,415,000	3,700,505
Series 234
5.50%, due 8/1/52 (b)	4,665,000	5,055,008
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
5.00%, due 6/1/30	1,880,000	1,935,948
Insured: AGM State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,058,439
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/28	5,685,000	5,578,755
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,657,016
Series 239, Insured: SONYMA
2.60%, due 10/1/44	4,955,000	3,707,374
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series B
3.00%, due 6/1/45	3,875,000	3,234,504

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series A
3.75%, due 6/1/36	$ 15,390,000	$ 15,357,455
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,832,552
2.125%, due 6/15/38	6,720,000	5,229,349
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	15,000,000	11,605,241
Series C-3, Insured: AGM-CR
3.00%, due 5/15/51	16,010,000	12,457,435
Series D-2
4.50%, due 5/15/47	10,000,000	10,271,557
Series C
5.25%, due 11/15/40	5,000,000	5,773,477
Series D-2
5.25%, due 5/15/47	22,750,000	25,081,820
Series D-2
5.50%, due 5/15/52	25,000,000	27,853,225
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 5/15/52	5,500,000	5,387,505
Series B
5.00%, due 3/15/27	38,280,000	40,177,631
Series B
5.00%, due 11/15/37	2,850,000	2,976,543
Series C-2
5.00%, due 11/15/42	14,745,000	15,356,870
Series A
5.00%, due 11/15/43	4,000,000	4,176,132
Series A
5.00%, due 5/15/53	5,250,000	5,653,204
Series A
5.25%, due 5/15/52	3,750,000	4,106,506
Series A
5.50%, due 5/15/63	4,340,000	4,822,798
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	6,109,947
Series A
5.00%, due 6/1/35	2,365,000	2,446,418
		1,271,162,404
North Carolina 0.6%
City of Charlotte, Water & Sewer System, Revenue Bonds
5.00%, due 7/1/28	1,620,000	1,753,998
5.00%, due 7/1/35	3,300,000	3,921,981

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	$ 3,330,000	$ 2,728,819
2.00%, due 3/1/37	3,465,000	2,739,919
2.00%, due 3/1/38	3,535,000	2,742,245
2.125%, due 3/1/39	3,605,000	2,773,755
2.125%, due 3/1/40	3,680,000	2,765,030
County of Brunswick, School, Unlimited General Obligation
2.85%, due 8/1/29	2,475,000	2,379,166
2.95%, due 8/1/30	2,500,000	2,395,257
County of Durham, Unlimited General Obligation
3.00%, due 10/1/29	2,230,000	2,208,743
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,431,056
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	3,055,000	3,052,673
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	3,090,000	3,088,377
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	8,045,000	8,596,766
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,485,000	10,355,713
		54,933,498
North Dakota 0.0% ‡
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	1,500,000	1,633,793
Ohio 1.1%
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 2/15/34	10,000,000	10,319,369
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	11,915,000	9,157,672
Series A-2, Class 1
5.00%, due 6/1/36	4,250,000	4,551,109
Clermont County Port Authority, West Clermont Local School District Project, Revenue Bonds
Insured: BAM
5.00%, due 12/1/32	2,200,000	2,245,697
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	865,000	867,048
County of Franklin, Ohio Hospital, Revenue Bonds
Series A
4.00%, due 5/15/47	3,215,000	3,074,981
5.00%, due 5/15/40	5,750,000	5,806,593

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
County of Franklin, Ohio Hospital, Revenue Bonds
5.00%, due 5/15/45	$ 10,000,000	$ 10,068,166
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,784,265
4.00%, due 11/15/43	4,175,000	4,139,282
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	218,950
5.00%, due 1/1/34	360,000	381,228
5.25%, due 1/1/36	495,000	536,118
5.25%, due 1/1/52	2,500,000	2,604,865
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series A
5.00%, due 1/1/32	7,500,000	8,510,831
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series B
5.00%, due 1/15/50 (a)	6,315,000	6,362,304
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	25,055,000	27,964,632
		98,593,110
Oklahoma 0.7%
Edmond Public Works Authority, Revenue Bonds
5.00%, due 7/1/42	9,405,000	9,704,863
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,524,371
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	3,110,000	3,108,223
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	49,133,000
		64,470,457
Oregon 0.5%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	1,904,669
Series A
2.00%, due 10/1/39	2,015,000	1,485,244
Multnomah County School District No. 1, Portland Bidding Group 1, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	17,500,000	17,820,220
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,711,610
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,889,521

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Port of Portland, Airport, Revenue Bonds (b)
Series 29-A
5.00%, due 7/1/45	$ 3,300,000	$ 3,429,573
Series 29
5.50%, due 7/1/48	5,750,000	6,313,445
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,465,152
		48,019,434
Pennsylvania 2.6%
Allegheny County Airport Authority, Revenue Bonds (b)
Series A
4.00%, due 1/1/38	4,665,000	4,673,287
Series A
4.00%, due 1/1/39	6,540,000	6,512,299
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	3,000,000	3,221,466
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,726,594
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,812,848
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	12,500,000	13,964,010
Series B, Insured: AGM
5.50%, due 9/1/53	8,865,000	10,022,555
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	4,050,000	4,119,163
Commonwealth Financing Authority, Revenue Bonds
Series C, Insured: AGM
5.197%, due 6/1/26	4,195,000	4,201,198
Commonwealth of Pennsylvania, Unlimited General Obligation
Series 2, Insured: AGM
3.00%, due 9/15/33	13,000,000	12,423,325
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
5.00%, due 7/1/44	3,500,000	3,633,617
Delaware Valley Regional Finance Authority, Revenue Bonds
Series E
4.537%, due 9/1/48	16,250,000	16,254,435
Lancaster County Hospital Authority, University of Pennsylvania Health System Obligated Group (The), Revenue Bonds
Series A
5.00%, due 8/15/42	5,000,000	5,108,592

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	$ 8,500,000	$ 9,625,101
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,811,275
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
Insured: AGM
5.75%, due 12/31/62 (b)	25,000,000	27,399,465
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1A
4.125%, due 6/1/45 (b)	14,000,000	13,542,357
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/36	3,875,000	3,911,547
Series A
4.00%, due 8/15/42	4,000,000	3,938,807
4.00%, due 8/15/49	19,540,000	18,586,757
Series A
5.00%, due 8/15/42	5,370,000	5,512,648
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,514,941
Series 135-A
3.00%, due 10/1/51	6,335,000	6,203,522
Series A-141
5.75%, due 10/1/53	6,335,000	6,729,804
Series 145-A
6.00%, due 10/1/54	4,500,000	4,917,389
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,654,519
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/39	4,000,000	4,015,580
Series B
5.25%, due 12/1/44	4,085,000	4,530,483
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,441,187
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series B, Insured: AGM
4.00%, due 9/1/34	2,400,000	2,454,568
State Public School Building Authority, Philadelphia Community College, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/15/28	4,505,000	4,562,403
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 6/1/31	20,000,000	20,703,356
		244,729,098

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico 0.2%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	$ 2,345,000	$ 2,296,560
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,116,442
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	500,000	499,576
Series SS, Insured: AGM
5.00%, due 7/1/30	550,000	548,884
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,558,996
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,446,841
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,210,770
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	542,873
Puerto Rico Housing Finance Authority, Puerto Rico Housing Administration, Revenue Bonds
5.00%, due 12/1/24	6,500,000	6,533,579
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	195,000	196,355
Series A, Insured: AGM
5.00%, due 8/1/30	1,440,000	1,450,006
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	20,724
		17,421,606
Rhode Island 0.0% ‡
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AGM
5.875%, due 6/15/26	680,000	681,399
South Carolina 1.5%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.484%, due 2/1/54	15,000,000	15,596,616
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/42	13,000,000	12,986,281
Series A
4.50%, due 11/1/54	4,075,000	4,091,916
Series A
5.50%, due 11/1/45	9,700,000	11,073,313
Series A
5.50%, due 11/1/49	4,750,000	5,357,003

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	$ 12,580,000	$ 12,665,306
5.25%, due 2/1/53	8,180,000	8,857,792
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 12/1/29	4,167,000	4,307,879
Series B, Insured: BAM
4.00%, due 12/1/55	3,000	2,828
Series A, Insured: AGM-CR
5.00%, due 12/1/31	2,250,000	2,464,076
Series A, Insured: AGM-CR
5.00%, due 12/1/32	8,500,000	8,711,504
Series A, Insured: AGM-CR
5.00%, due 12/1/36	12,750,000	14,210,425
Series E, Insured: AGM
5.00%, due 12/1/52	14,550,000	15,427,723
Series E, Insured: AGM
5.50%, due 12/1/42	9,125,000	10,350,658
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Series A
5.00%, due 10/1/36	12,950,000	13,580,749
		139,684,069
South Dakota 0.1%
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	7,005,000	6,816,604
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/54	4,915,000	5,256,750
		12,073,354
Tennessee 1.1%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,447,156
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,211,189
1.875%, due 4/1/39	4,120,000	2,981,628
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	3,055,329
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,626,849
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,397,558

	Principal Amount	Value
Long-Term Municipal Bonds
Tennessee
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/44 (b)	$ 7,360,000	$ 7,666,713
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,224,450
Series B
5.50%, due 7/1/41 (b)	3,000,000	3,323,597
Series B
5.50%, due 7/1/52 (b)	7,000,000	7,584,697
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/36	19,000,000	22,036,346
Series A
5.00%, due 5/1/40	14,500,000	16,510,811
Series A
5.00%, due 5/1/42	10,000,000	11,292,262
Series A
5.00%, due 5/1/43	3,500,000	3,934,703
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	5,250,000	5,260,530
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,828,400
		104,382,218
Texas 11.7%
Aldine Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 2/15/28	8,585,000	9,008,125
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,785,000	7,381,051
Bexar County Hospital District, Certificates of Obligation, Limited General Obligation
4.00%, due 2/15/37	3,450,000	3,463,439
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series F
5.00%, due 1/1/25	5,130,000	5,140,982
Central Texas Turnpike System, Revenue Bonds
Series B
(zero coupon), due 8/15/37	8,000,000	4,558,744
Series C
5.00%, due 8/15/28	2,070,000	2,079,546
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
(zero coupon), due 8/15/42	11,500,000	12,520,677
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/33	22,500,000	25,503,469

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	$ 25,000,000	$ 28,569,205
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/31 (b)	5,000,000	5,009,045
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,529,390
1.875%, due 9/1/37	3,455,000	2,570,850
1.875%, due 9/1/39	3,585,000	2,519,681
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
4.25%, due 7/15/54	3,775,000	3,714,372
5.00%, due 7/15/33	8,750,000	10,079,544
5.00%, due 7/15/34	7,500,000	8,745,584
5.00%, due 7/15/35	11,000,000	12,788,533
5.00%, due 7/15/36	7,500,000	8,657,366
5.00%, due 7/15/37	3,000,000	3,450,467
5.00%, due 7/15/38	5,035,000	5,751,492
5.00%, due 7/15/49	6,750,000	7,334,283
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,096,584
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,219,279
Series B
5.00%, due 2/15/26	19,000,000	19,595,185
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	11,120,000	10,799,288
City of El Paso, Water & Sewer, Revenue Bonds
5.00%, due 3/1/52	15,000,000	15,862,140
5.25%, due 3/1/49	14,500,000	15,835,125
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,734,582
2.00%, due 3/1/41	5,470,000	3,709,153
City of Fort Worth, Limited General Obligation
5.00%, due 3/1/25	2,700,000	2,730,092
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,539,346
City of Georgetown, Utility System, Revenue Bonds
Insured: AGM
5.25%, due 8/15/52	4,700,000	5,064,109
City of Houston, Public Improvement, Limited General Obligation
Series A
5.00%, due 3/1/28	3,445,000	3,594,913
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,202,797

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/36	$ 9,500,000	$ 9,660,467
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/48 (b)	6,980,000	7,492,147
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AGM-CR
4.00%, due 4/15/46	8,150,000	8,041,050
Insured: AGM-CR
4.00%, due 4/15/51	6,290,000	6,135,075
City of Plano, Limited General Obligation
5.00%, due 9/1/27	3,120,000	3,315,902
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	4,000,000	4,550,570
Series A
5.50%, due 2/1/50	35,000,000	39,339,562
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 8/15/44	6,500,000	6,467,436
Collin County Community College District, Limited General Obligation
3.50%, due 8/15/37	4,250,000	4,099,284
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	6,710,078
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	10,769,306
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,359,666
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,405,547
County of Harris, Unlimited General Obligation
Series A
5.00%, due 10/1/31	4,000,000	4,076,894
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,561,778
Dallas Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
3.00%, due 2/15/28	8,000,000	7,960,836
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,498,855
Insured: PSF-GTD
3.00%, due 8/15/28	3,000,000	2,941,574

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Ector County Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
5.00%, due 8/15/26	$ 3,260,000	$ 3,390,008
Series A, Insured: PSF-GTD
5.00%, due 8/15/27	5,000,000	5,299,110
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,100,122
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	3,400,000	2,571,481
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	12,500,000	13,954,919
Series B
5.00%, due 7/1/35	8,380,000	9,653,726
Series C
5.00%, due 7/1/54 (a)	5,250,000	5,654,801
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	4,000,000	1,908,086
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	4,500,000	5,024,580
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AGM
5.50%, due 2/15/58	65,000,000	72,308,658
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,351,362
Lewisville Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/26	15,000,000	15,619,365
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.00%, due 11/1/40 (b)	7,210,000	7,123,092
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/27	3,455,000	3,460,453
5.00%, due 5/15/28	3,745,000	3,750,974
Series A
5.25%, due 5/15/48	3,000,000	3,253,420
Insured: AGM
5.50%, due 5/15/48	7,500,000	8,270,901
Insured: AGM
5.50%, due 5/15/53	26,875,000	29,563,209
Lower Colorado River Authority, Revenue Bonds
Series D
5.00%, due 5/15/30	5,000,000	5,063,095

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/46	$ 5,000,000	$ 5,466,809
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,535,616
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	12,568,802
New Caney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,000,000	6,535,747
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AGM
4.375%, due 6/1/52	7,110,000	7,137,976
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,250,000	2,286,893
Series A
4.125%, due 1/1/40	5,500,000	5,549,740
Series A
5.25%, due 1/1/38	6,700,000	7,601,015
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,097,006
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	6,129,032
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	845,000	872,019
Insured: PSF-GTD
5.25%, due 2/15/32	4,155,000	4,276,267
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,786,815
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	9,429,055
San Antonio Water System, Revenue Bonds, Junior Lien
Series B
5.25%, due 5/15/52	40,000,000	43,449,364
Spring Independent School District, Unlimited General Obligation
5.00%, due 8/15/47	5,000,000	5,480,858
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,000,000	10,000,196
Series B
4.00%, due 8/1/27	6,000,000	5,999,879

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
State of Texas, College Student Loan, Unlimited General Obligation (b)
4.00%, due 8/1/28	$ 6,800,000	$ 6,799,647
Series B
4.00%, due 8/1/28	3,105,000	3,104,839
4.00%, due 8/1/29	6,940,000	6,937,045
4.00%, due 8/1/30	11,285,000	11,279,607
4.00%, due 8/1/32	11,000,000	10,918,299
5.00%, due 8/1/27	7,750,000	7,861,051
5.50%, due 8/1/32	3,500,000	3,631,242
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	33,665,000	34,230,824
State of Texas, Water Financial Assistance, Unlimited General Obligation
Series B
5.00%, due 8/1/39	4,750,000	4,808,257
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/41	10,500,000	10,736,494
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	2,885,000	2,846,096
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,935,622
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,830,000	2,791,759
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	3,087,734
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	4,110,406
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,384,463
Series B, Insured: GNMA
6.00%, due 3/1/53	11,520,000	12,530,752
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,176
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.391%, due 9/15/27	35,000,000	34,934,249
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,547,314
5.00%, due 12/15/26	4,925,000	5,051,858
5.00%, due 12/15/27	5,180,000	5,369,192
5.00%, due 12/15/28	3,000,000	3,141,205
5.00%, due 12/15/32	10,075,000	10,887,240

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	$ 2,390,000	$ 2,465,307
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,331,300
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,968,179
5.00%, due 6/30/34	2,500,000	2,705,177
5.00%, due 12/31/34	3,125,000	3,379,953
5.125%, due 6/30/35	2,500,000	2,713,177
5.125%, due 12/31/35	2,500,000	2,708,866
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	14,900,000	16,240,328
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/42	3,750,000	4,264,226
Texas Transportation Commission, State Highway, Revenue Bonds, First Tier
5.00%, due 10/1/25	9,000,000	9,213,766
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,759,323
Series A
4.75%, due 10/15/43	16,000,000	17,132,152
5.00%, due 10/15/47	4,385,000	4,757,863
Series A
5.25%, due 10/15/51	22,000,000	24,374,724
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	2,885,000	2,285,072
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,308,421
		1,084,817,121
U.S. Virgin Islands 0.9%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,204,854
Series A
5.00%, due 10/1/30	11,805,000	12,404,853
Series A
5.00%, due 10/1/32	11,805,000	12,505,221
Series A
5.00%, due 10/1/39	35,670,000	37,125,857
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (e)	4,700,000	4,733,811

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands
Virgin Islands Public Finance Authority, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/39	$ 7,575,000	$ 7,586,210
		79,560,806
Utah 2.5%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,637,175
Series A
5.00%, due 7/1/30	3,250,000	3,496,126
Series A
5.00%, due 7/1/31	6,155,000	6,687,734
Series A
5.00%, due 7/1/32	3,750,000	4,059,553
Series A
5.00%, due 7/1/33	3,000,000	3,084,393
Series A
5.00%, due 7/1/34	3,705,000	3,808,747
Series A
5.00%, due 7/1/35	4,500,000	4,851,461
Series A
5.00%, due 7/1/36	4,250,000	4,563,673
Series A
5.00%, due 7/1/43	7,810,000	8,004,880
Series A
5.00%, due 7/1/47	30,040,000	30,481,020
Series A
5.50%, due 7/1/53	8,500,000	9,283,975
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,565,703
Series B
2.85%, due 2/1/29	2,675,000	2,602,285
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,341,162
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,466,447
Intermountain Power Agency, Revenue Bonds
Series A
4.00%, due 7/1/36	7,500,000	7,817,837
Series A
5.00%, due 7/1/33	5,950,000	6,693,570
Series A
5.00%, due 7/1/42	4,045,000	4,457,686
Series A
5.00%, due 7/1/45	12,500,000	13,492,949

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Intermountain Power Agency, Revenue Bonds
Series A
5.25%, due 7/1/43	$ 7,435,000	$ 8,319,762
Series A
5.25%, due 7/1/44	8,155,000	9,108,788
Series A
5.25%, due 7/1/45	17,910,000	19,880,159
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	999,208
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	7,830,000	8,697,341
Utah Board of Higher Education, Revenue Bonds
Series A, Insured: NATL-RE
5.50%, due 4/1/29	8,000,000	8,546,566
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,671,026
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	484,256	479,658
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	446,607	439,664
Series A, Insured: GNMA
4.50%, due 1/21/49	1,101,781	1,089,989
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,079,826	1,055,395
Series G-2, Insured: GNMA
5.00%, due 7/21/52	13,363,461	13,286,283
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	20,235,783	20,130,312
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,714,761	4,715,538
		228,816,065
Virginia 0.8%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	4,500,000	4,286,096
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,750,000	4,586,238
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,784,972
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,141,712

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
City of Alexandria, Unlimited General Obligation
Series D, Insured: State Aid Withholding
5.00%, due 7/1/26	$ 2,235,000	$ 2,323,313
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,406,486
County of Fairfax, Public Improvement, Unlimited General Obligation
Series B, Insured: State Aid Withholding
3.00%, due 10/1/26	7,750,000	7,729,232
County of Loudoun, Unlimited General Obligation
Series A
5.00%, due 12/1/29	8,430,000	9,354,626
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	7,500,000	6,217,461
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	6,000,000	5,981,653
Virginia Commonwealth Transportation Board, Revenue Bonds
5.00%, due 3/15/25	4,040,000	4,091,802
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,457,632
Series B, Insured: State Intercept
3.00%, due 8/1/26	6,750,000	6,739,444
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,344,627
		74,445,294
Washington 2.0%
City of Seattle, Water System, Revenue Bonds
5.00%, due 8/1/26	5,000,000	5,209,413
County of King, Limited General Obligation
Series A
2.00%, due 1/1/34	4,190,000	3,465,809
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,781,719
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,709,749
Series A
5.00%, due 7/1/36	6,100,000	6,929,803
North Thurston Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.50%, due 12/1/29	750,000	749,878
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
5.00%, due 4/1/27	6,835,000	7,094,279

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	$ 5,000,000	$ 5,400,194
Series C
5.00%, due 8/1/38	8,965,000	9,652,675
Port of Seattle, Revenue Bonds (b)
5.00%, due 7/1/28	8,500,000	8,504,543
5.00%, due 7/1/29	6,585,000	6,588,408
Series A
5.00%, due 5/1/30	4,000,000	4,144,996
Southwest Suburban Sewer District, Revenue Bonds
Series A
3.00%, due 5/1/29	2,050,000	1,996,330
State of Washington, Unlimited General Obligation
Series R-2015A
4.00%, due 7/1/26	3,500,000	3,505,363
Series R-2020A
5.00%, due 1/1/25	6,710,000	6,766,934
Series R-2022C
5.00%, due 7/1/25	16,565,000	16,878,494
State of Washington, Various Purpose, Unlimited General Obligation
Series R-2023A
5.00%, due 8/1/25	22,500,000	22,973,823
Series C
5.00%, due 2/1/29	5,900,000	6,440,623
Series A
5.00%, due 8/1/35	4,000,000	4,573,322
Series A
5.00%, due 8/1/38	10,565,000	12,029,856
Series C
5.00%, due 2/1/41	4,250,000	4,633,803
Series A
5.00%, due 8/1/41	11,700,000	13,109,674
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2022B
5.00%, due 2/1/29	4,750,000	5,185,248
Series B
5.00%, due 6/1/37	5,540,000	6,351,011
Washington State Housing Finance Commission, Revenue Bonds
Series 2N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	2,795,000	2,775,421
Series 1N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	5,377,751
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N
4.00%, due 6/1/49	150,000	149,896
		185,979,015

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	$ 13,280,000	$ 13,579,641
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.50%, due 9/1/48	8,600,000	9,531,151
West Virginia Hospital Finance Authority, Vandalia Health, Inc. Obligated Group, Revenue Bonds
Series B
6.00%, due 9/1/48	5,200,000	5,941,874
		29,052,666
Wisconsin 0.7%
County of Milwaukee, Unlimited General Obligation
Series A
3.00%, due 12/1/25	1,065,000	1,063,136
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,831,889
2.00%, due 3/1/39	5,200,000	3,804,546
2.00%, due 3/1/40	3,245,000	2,321,325
2.00%, due 3/1/41	4,540,000	4,395,657
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,641,801
Series A
3.40%, due 4/1/35	2,595,000	2,477,748
Series A
3.45%, due 4/1/36	3,130,000	2,985,675
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	9,755,000	6,727,392
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	13,000,000	12,769,588
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	6,229,067
4.00%, due 8/15/47	6,250,000	6,041,748
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,776,592
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,672,969
		65,739,133
Wyoming 0.1%
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	5,000,000	5,297,951

	Principal Amount	Value
Long-Term Municipal Bonds
Wyoming
Wyoming Community Development Authority, Revenue Bonds
Series 1
6.00%, due 12/1/54	$ 3,500,000	$ 3,827,485
		9,125,436
Total Long-Term Municipal Bonds (Cost $8,820,026,545)		9,079,785,766
Short-Term Municipal Notes 1.3%
Alabama 0.1%
Walker County Economic & Industrial Development Authority, Alabama Power Co., Revenue Bonds, First Series
Series 1
4.25%, due 8/1/63 (b)(f)	5,800,000	5,800,000
Georgia 1.0%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds
Series 1
4.30%, due 11/1/62 (b)(f)	24,000,000	24,000,000
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds (f)
Series 1
4.25%, due 11/1/52	41,775,000	41,775,000
Series 1
4.30%, due 11/1/48	28,935,000	28,935,000
		94,710,000
New York 0.0% ‡
Nuveen New York AMT-Free Quality Municipal Income Fund
4.06%, due 5/1/47 (e)(f)	4,900,000	4,900,000
Wisconsin 0.2%
Nuveen AMT-Free Quality Municipal Income Fund
Series D
4.06%, due 3/1/29 (f)	18,150,000	18,150,000
Total Short-Term Municipal Notes (Cost $123,560,000)		123,560,000
Total Municipal Bonds (Cost $8,943,586,545)		9,203,345,766

	Principal Amount	Value
Long-Term Bonds 0.1%
Corporate Bond 0.1%
Electric 0.1%
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, due 5/1/27	$ 5,000,000	$ 5,009,777
Total Long-Term Bonds (Cost $4,999,948)		5,009,777

	Shares	Value
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
BlackRock Liquidity Funds MuniCash, 3.492% (g)	114,464,186	114,475,632
Total Short-Term Investment (Cost $114,475,632)		114,475,632
Total Investments (Cost $9,063,062,125)	100.4%	9,322,831,175
Other Assets, Less Liabilities	(0.4)	(35,497,479)
Net Assets	100.0%	$ 9,287,333,696

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(d)	Delayed delivery security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 9,079,785,766	$ —	$ 9,079,785,766
Short-Term Municipal Notes	—	123,560,000	—	123,560,000
Total Municipal Bonds	—	9,203,345,766	—	9,203,345,766
Long-Term Bonds
Corporate Bond	—	5,009,777	—	5,009,777
Short-Term Investment
Unaffiliated Investment Company	114,475,632	—	—	114,475,632
Total Investments in Securities	$ 114,475,632	$ 9,208,355,543	$ —	$ 9,322,831,175

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.4%
Corporate Bonds 5.9%
Commercial Services 3.3%
Chapman University
Series 2021
2.067%, due 4/1/31	$ 2,616,000	$ 2,174,964
Cornell University
4.835%, due 6/15/34	12,187,000	12,396,726
Emory University
Series 2020
2.143%, due 9/1/30	10,690,000	9,354,803
Johns Hopkins University
Series A
4.705%, due 7/1/32	5,750,000	5,805,944
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,295,666
Yale University
Series 2020
1.482%, due 4/15/30	8,164,000	6,987,508
		40,015,611
Healthcare-Services 2.6%
Adventist Health System
5.757%, due 12/1/34	500,000	511,001
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	6,590,000	6,441,877
Marshfield Clinic Health System, Inc.
5.75%, due 3/15/34	7,500,000	7,759,823
OhioHealth Corp.
2.297%, due 11/15/31	6,520,000	5,526,661
Toledo Hospital (The)
5.75%, due 11/15/38	10,785,000	10,807,607
		31,046,969
Total Corporate Bonds (Cost $69,356,279)		71,062,580
Municipal Bonds 88.5%
Alabama 1.4%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.727%, due 9/1/28	5,600,000	5,084,530
Series B
1.856%, due 9/1/29	2,160,000	1,929,443
Series B
2.156%, due 9/1/32	4,000,000	3,392,044
Series B
2.256%, due 9/1/33	7,400,000	6,176,518
		16,582,535

	Principal Amount	Value
Municipal Bonds
Arizona 0.7%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	$ 1,525,000	$ 1,544,826
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
Series 2020
3.65%, due 10/1/29	1,115,000	1,038,266
Series 2020
3.90%, due 10/1/34	1,900,000	1,618,742
City of Phoenix Unlimited General Obligation
Series A
5.269%, due 7/1/34	3,675,000	3,752,467
		7,954,301
Arkansas 0.9%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,457,776
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,554,081
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,169,629
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,064,354
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,186,238
		10,432,078
California 20.2%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,688,730
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AGM
2.971%, due 7/1/33	2,800,000	2,409,870
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,214,920
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AGM
5.15%, due 7/1/31	1,000,000	1,034,144

	Principal Amount	Value
Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series A-1
4.00%, due 5/1/53 (a)	$ 5,405,000	$ 5,453,848
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,220,357
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	1,900,000	1,513,815
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AGM
5.447%, due 6/1/34	10,000,000	10,215,659
California State Public Works Board, State of California Department of General Services Revenue Bonds
Series B
4.942%, due 4/1/30	3,140,000	3,193,692
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,083,492
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	821,804
Series B
4.90%, due 11/1/34	3,750,000	3,796,630
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AGM
2.148%, due 11/15/30	2,035,000	1,875,856
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	2,002,885
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	1,330,000	1,095,073
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AGM
3.258%, due 5/15/30	5,520,000	5,157,658
Series A, Insured: AGM
3.408%, due 5/15/32	5,410,000	4,958,206

	Principal Amount	Value
Municipal Bonds
California
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
4.72%, due 9/1/34	$ 2,000,000	$ 2,021,756
Series A
5.50%, due 9/1/31	7,895,000	8,452,950
Series A
5.50%, due 9/1/32	6,895,000	7,405,133
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,072,018
Series A-2
5.60%, due 7/15/32	2,580,000	2,792,735
Series A-2
5.75%, due 7/15/34	4,205,000	4,578,114
Series A-2
5.85%, due 7/15/35	4,430,000	4,835,136
Contra Costa Community College District Unlimited General Obligation
1.75%, due 8/1/28	1,500,000	1,360,634
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,297,048
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	3,050,000	2,937,662
County of Santa Clara, Election of 2016 Unlimited General Obligation
Series C
4.85%, due 8/1/34	11,220,000	11,427,533
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	891,955
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	937,389
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,336,662
2.668%, due 8/1/34	2,545,000	2,142,151
Hemet Unified School District Unlimited General Obligation
Insured: AGM
1.70%, due 8/1/29	5,285,000	4,660,651

	Principal Amount	Value
Municipal Bonds
California
Long Beach Community College District Unlimited General Obligation
Series H
2.387%, due 8/1/29	$ 1,695,000	$ 1,550,159
Series H
2.587%, due 8/1/31	4,870,000	4,336,407
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,685,470
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	1,985,218
Series B-1
3.94%, due 8/1/34	1,835,000	1,730,770
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	7,405,000	6,211,198
Port of Oakland Revenue Bonds, Senior Lien
Series R
1.949%, due 5/1/28	3,891,125	3,526,584
Series R
2.099%, due 5/1/30	2,296,003	1,996,140
Series R
2.349%, due 5/1/33	2,476,732	2,025,775
Riverside Community College District Unlimited General Obligation
1.589%, due 8/1/28	2,500,000	2,261,662
1.785%, due 8/1/29	2,000,000	1,783,799
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	3,470,000	3,005,060
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,444,037
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	857,899
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
4.836%, due 10/1/33	4,000,000	4,042,347

	Principal Amount	Value
Municipal Bonds
California
San Francisco City & County Public Utilities Commission, Wastewater Revenue Bonds
Series B
5.60%, due 10/1/30	$ 6,620,000	$ 6,866,437
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AGM
2.571%, due 1/15/30	1,250,000	1,131,927
San Jose Evergreen Community College District Unlimited General Obligation
Series B
6.541%, due 7/1/43	4,960,000	4,904,564
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,359,710
San Ramon Valley Unified School District Unlimited General Obligation
Series 2021
2.014%, due 8/1/31	2,920,000	2,500,280
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,162,392
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,589,338
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AGM
5.93%, due 7/1/32	1,800,000	1,891,880
Series A, Insured: AGM
6.03%, due 7/1/32	7,030,000	7,417,932
State of California, Various Purpose Unlimited General Obligation
3.00%, due 11/1/30	3,225,000	2,985,794
Series B
5.125%, due 9/1/29	3,000,000	3,113,416
5.75%, due 10/1/31	8,000,000	8,648,986
5.875%, due 10/1/41	4,000,000	4,242,614
7.50%, due 4/1/34	6,500,000	7,685,389
State of California Unlimited General Obligation
5.15%, due 9/1/34	5,000,000	5,182,173
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,855,772

	Principal Amount	Value
Municipal Bonds
California
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BE
2.132%, due 12/1/33	$ 7,500,000	$ 6,119,644
University of California Revenue Bonds
Series BI
2.247%, due 5/15/34	2,480,000	2,007,294
Series BD
3.349%, due 7/1/29	3,660,000	3,525,275
Series BU
4.932%, due 5/15/34	9,000,000	9,163,042
Vacaville Unified School District Unlimited General Obligation
1.639%, due 8/1/29	2,000,000	1,755,820
		242,438,370
Colorado 0.7%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	7,063,006
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AGM
3.344%, due 12/1/32	1,850,000	1,692,502
		8,755,508
Connecticut 1.4%
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,458,153
Series A
4.06%, due 6/15/30	4,600,000	4,509,416
Series A
4.657%, due 5/15/30	7,000,000	7,076,331
Series A
4.846%, due 5/1/33	1,800,000	1,824,200
		16,868,100
Delaware 0.9%
County of New Castle Unlimited General Obligation
Series B
1.67%, due 7/15/29	11,430,000	10,164,600

	Principal Amount	Value
Municipal Bonds
District of Columbia 1.8%
District of Columbia Revenue Bonds
Series B
3.759%, due 7/1/29	$ 1,870,000	$ 1,828,351
Series B
5.153%, due 5/1/31	10,000,000	10,449,458
Series B
5.203%, due 5/1/32	8,800,000	9,231,376
		21,509,185
Florida 4.6%
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AGM
5.60%, due 9/1/42	1,000,000	1,025,518
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	1,605,000	1,318,371
Series A
2.731%, due 6/1/38	4,000,000	3,190,494
City of Miami, Beach Parking Unlimited General Obligation
Series B
5.261%, due 5/1/38	2,010,000	2,072,891
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,619,931
2.543%, due 10/1/35	2,395,000	1,946,983
County of Broward, Airport System Revenue Bonds
Series C
2.504%, due 10/1/28	2,360,000	2,191,998
Series C
2.914%, due 10/1/32	9,255,000	8,205,996
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AGM
1.862%, due 10/1/29	5,800,000	5,110,771
Series A-3, Insured: AGM
1.962%, due 10/1/30	1,800,000	1,555,259
Series A-3, Insured: AGM
2.012%, due 10/1/31	6,940,000	5,859,138
Series A-3, Insured: AGM
2.162%, due 10/1/32	4,000,000	3,327,967
5.499%, due 11/1/29	1,150,000	1,199,500
5.653%, due 11/1/32	3,545,000	3,757,305

	Principal Amount	Value
Municipal Bonds
Florida
County of Miami-Dade, Aviation Revenue Bonds
Series B
2.287%, due 10/1/29	$ 1,000,000	$ 900,813
Series B
3.406%, due 10/1/32	1,500,000	1,368,247
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AGM
3.223%, due 2/1/32	8,500,000	7,267,185
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,770,395
		55,688,762
Georgia 2.5%
Augusta Unlimited General Obligation
4.94%, due 10/1/35	10,000,000	10,196,770
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,346,089
2.257%, due 11/1/35	5,635,000	4,565,241
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,500,000	1,545,838
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AGM-CR AMBAC
5.95%, due 1/1/35	3,165,000	3,342,484
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (b)	2,820,000	2,916,444
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	887,173
		29,800,039
Guam 0.1%
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	979,765

	Principal Amount	Value
Municipal Bonds
Hawaii 2.0%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.623%, due 7/1/31	$ 3,080,000	$ 2,566,766
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,850,860
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,739,956
Series GC
1.868%, due 10/1/31	6,000,000	5,086,002
Series GJ
2.042%, due 8/1/31	4,255,000	3,666,818
Series GM
4.806%, due 10/1/30	4,000,000	4,121,070
Series GM
4.821%, due 10/1/32	2,000,000	2,058,717
		24,090,189
Idaho 0.1%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.476%, due 9/1/34	1,000,000	1,047,930
Illinois 5.4%
Chicago Board of Education Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,125,423
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,944,684
City of Chicago Unlimited General Obligation
Series B, Insured: AGM-CR
7.375%, due 1/1/33	1,125,000	1,276,280
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	1,290,000	1,311,350
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.548%, due 8/15/29	2,525,000	2,386,397

	Principal Amount	Value
Municipal Bonds
Illinois
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.598%, due 8/15/30	$ 2,250,000	$ 2,099,251
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	11,880,000	12,848,071
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	7,746,423
Series B
3.107%, due 1/1/35	4,000,000	3,428,722
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,075,407
State of Illinois, Sales Tax Revenue Bonds, Junior Lien
Series B
2.159%, due 6/15/29	2,500,000	2,244,694
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,023,424
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	7,020,661
Insured: AGM-CR
5.65%, due 12/1/38	1,666,666	1,718,177
Series 3
6.725%, due 4/1/35	6,769,231	7,179,915
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	5,437,143	5,997,379
		64,426,258
Indiana 1.1%
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,000,000	5,207,763
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series A-2
5.854%, due 1/15/30	4,830,000	4,959,578

	Principal Amount	Value
Municipal Bonds
Indiana
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AGM
4.991%, due 2/1/31	$ 1,085,000	$ 1,117,112
Series B, Insured: AGM
5.033%, due 2/1/32	1,135,000	1,171,055
Series B, Insured: AGM
5.083%, due 2/1/33	1,000,000	1,034,058
		13,489,566
Louisiana 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,929,198	5,002,670
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,188,520
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,168,277
		9,359,467
Maryland 0.3%
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,510,487
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,314,694
		3,825,181
Massachusetts 4.4%
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	11,005,056
Commonwealth of Massachusetts Limited General Obligation
Series E
5.50%, due 10/1/29	9,000,000	9,523,980
Series E
5.50%, due 10/1/31	5,050,000	5,402,047

	Principal Amount	Value
Municipal Bonds
Massachusetts
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	$ 7,795,000	$ 6,641,254
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,356,988
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	5,165,000	4,546,205
Series A
2.30%, due 2/15/35	2,260,000	1,831,584
Massachusetts Water Resources Authority Revenue Bonds
Series C
2.09%, due 8/1/31	425,000	365,604
Series E
2.323%, due 8/1/29	2,015,000	1,836,218
Series C
2.39%, due 8/1/33	6,275,000	5,267,907
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,730,000	2,334,168
Series 2
3.646%, due 11/1/34	2,495,000	2,297,938
		52,408,949
Michigan 0.1%
Michigan Finance Authority, Local Government Loan Program Revenue Bonds
Series E, Insured: State Aid Direct Deposit
8.369%, due 11/1/35	680,000	808,562
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	802,134
		1,610,696
Minnesota 0.3%
Minnesota Housing Finance Agency Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	3,040,000	3,198,891

	Principal Amount	Value
Municipal Bonds
Minnesota
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	$ 1,000,000	$ 940,367
		4,139,258
Mississippi 1.3%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,491,696
Series B
1.699%, due 6/1/29	2,935,000	2,612,749
Series B
1.849%, due 6/1/30	2,135,000	1,870,331
Series F
5.245%, due 11/1/34	4,075,000	4,115,354
		16,090,130
Missouri 1.0%
Missouri Highway & Transportation Commission, Federal Reimbursement State Road Revenue Bonds
Series B
5.445%, due 5/1/33	12,120,000	12,400,194
Nebraska 0.4%
Central Plains Energy Project Revenue Bonds
Series B
4.50%, due 9/1/25	2,080,000	2,072,061
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,549,162
		4,621,223
New Hampshire 2.4%
City of Nashua Unlimited General Obligation
4.226%, due 1/15/32	7,345,000	7,280,345
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (b)	20,000,000	20,970,560
		28,250,905

	Principal Amount	Value
Municipal Bonds
New Jersey 1.2%
City of Bayonne Unlimited General Obligation
Insured: AGM SCH BD RES FD
1.942%, due 8/1/30	$ 1,945,000	$ 1,684,094
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	1,500,000	1,420,843
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,116,168
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,535,856
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,624,865
		14,381,826
New York 12.1%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AGM-CR
6.00%, due 10/1/30	1,855,000	1,935,030
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,097,643
Series D
1.623%, due 8/1/28	5,290,000	4,763,183
Series D
1.723%, due 8/1/29	230,000	204,751
Series D
1.723%, due 8/1/29	1,070,000	943,360
Series D-2
1.75%, due 3/1/30	2,450,000	2,130,438
Series D-3
1.97%, due 3/1/31	1,000,000	858,599
Series D-3
2.22%, due 3/1/35	6,000,000	4,735,285
Series A-3
2.80%, due 8/1/30	2,820,000	2,580,192
Series E-2
4.90%, due 4/1/34	2,000,000	2,025,675
Series B-2
5.514%, due 10/1/30	3,880,000	4,112,701

	Principal Amount	Value
Municipal Bonds
New York
City of New York Unlimited General Obligation
Series B-2
5.625%, due 10/1/31	$ 2,110,000	$ 2,258,432
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,731,076
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	11,220,000	11,992,869
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series B-3
3.00%, due 11/1/33	9,180,000	7,957,411
Series C-3
3.35%, due 11/1/30	4,000,000	3,760,320
Series F-2
4.43%, due 2/1/29	5,280,000	5,287,691
Series A-2
4.60%, due 5/1/30	6,000,000	6,051,422
Series G-2
4.91%, due 5/1/32	5,000,000	5,074,591
Series G-3
5.01%, due 5/1/34	2,500,000	2,531,672
Series G-3
5.06%, due 5/1/35	3,250,000	3,287,032
Series D-3
5.65%, due 11/1/35	6,000,000	6,284,206
New York Power Authority Revenue Bonds
Series A, Insured: AGM
5.749%, due 11/15/33	6,530,000	7,051,753
New York State Dormitory Authority, New York University Revenue Bonds
Series B
2.219%, due 7/1/35	2,000,000	1,641,484
New York State Dormitory Authority, University Facilities Revenue Bonds
Series A
2.592%, due 7/1/35	1,000,000	821,550
Series B
2.746%, due 7/1/30	6,430,000	5,904,590
New York State Dormitory Authority, Workers' Compensation Board Revenue Bonds
Series A
4.802%, due 12/1/34	6,360,000	6,438,273

	Principal Amount	Value
Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	$ 6,935,000	$ 6,997,326
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	1,022,851
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,761,778
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project Revenue Bonds
Series B, Insured: AGM-CR
3.473%, due 7/1/28	5,860,000	5,625,294
State of New York Unlimited General Obligation
Series B
2.90%, due 2/15/33	6,000,000	5,349,419
Series B
2.95%, due 2/15/34	6,750,000	5,933,241
State of New York, Build America Bonds Unlimited General Obligation
Series C
5.54%, due 3/1/30	5,000,000	5,188,821
State of New York, Mortgage Agency Revenue Bonds
Series 260, Insured: SONYMA
6.25%, due 10/1/54	6,500,000	6,758,685
		145,098,644
North Carolina 0.4%
University of North Carolina at Chapel Hill Revenue Bonds
Series C
3.327%, due 12/1/36	2,025,000	1,831,637
3.847%, due 12/1/34	1,530,000	1,454,032
University of North Carolina at Charlotte (The) Revenue Bonds
Series B, Insured: AGM
1.957%, due 4/1/29	2,000,000	1,800,230
		5,085,899

	Principal Amount	Value
Municipal Bonds
Ohio 4.1%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	$ 3,455,000	$ 3,751,163
Series A
7.734%, due 2/15/33	6,000,000	7,116,175
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,080,802
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,810,335
County of Lucas Revenue Notes
6.25%, due 10/11/24	8,330,000	8,341,789
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,102,189
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	7,410,000	7,339,446
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	12,085,000	12,116,104
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,114,570
		49,772,573
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AGM
2.251%, due 1/1/32	1,300,000	1,130,614
Oregon 2.4%
City of Portland, Affordable Housing Project Unlimited General Obligation
Series B
2.25%, due 6/15/37	1,650,000	1,245,816
Series A
4.43%, due 6/15/29	2,270,000	2,286,198

	Principal Amount	Value
Municipal Bonds
Oregon
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	$ 3,000,000	$ 2,887,111
Port of Morrow, Bonneville Power Administration Revenue Bonds
4.819%, due 9/1/30	4,000,000	4,080,808
4.839%, due 9/1/31	14,535,000	14,812,736
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,760,000	1,462,532
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	865,243
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	2,100,000	1,683,349
		29,323,793
Pennsylvania 2.3%
City of Philadelphia Unlimited General Obligation
Series B, Insured: AGM
1.618%, due 7/15/29	2,505,000	2,209,359
Series B, Insured: AGM
1.738%, due 7/15/30	2,250,000	1,948,203
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	1,000,000	877,343
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,369,849
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
1.625%, due 8/1/28	9,175,000	8,328,163
Series 1
2.05%, due 8/1/31	5,020,000	4,350,607
County of Allegheny Unlimited General Obligation
Series C-79
1.786%, due 11/1/30	1,000,000	860,067

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Erie City Water Authority Revenue Bonds
Series D, Insured: AGM
1.961%, due 12/1/30	$ 2,945,000	$ 2,561,992
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,600,000	2,998,104
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,698,469
		27,202,156
Rhode Island 0.4%
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.797%, due 12/1/33	1,400,000	1,434,529
State of Rhode Island Unlimited General Obligation
Series B
5.00%, due 8/1/29	3,145,000	3,263,902
		4,698,431
South Carolina 0.5%
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series C, Insured: AGM
5.417%, due 12/1/38	1,035,000	1,055,575
Series C, Insured: AGM
5.447%, due 12/1/39	1,320,000	1,346,464
Series F, Insured: AGM-CR
5.74%, due 1/1/30	3,690,000	3,822,859
		6,224,898
Tennessee 0.7%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
4.98%, due 7/1/29	1,315,000	1,349,246
Series D
5.03%, due 7/1/30	1,000,000	1,031,117
Series D
5.068%, due 7/1/31	1,600,000	1,653,634
Series D
5.168%, due 7/1/33	1,550,000	1,608,019

	Principal Amount	Value
Municipal Bonds
Tennessee
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	$ 1,500,000	$ 1,190,430
Series B
1.975%, due 11/1/35	1,500,000	1,165,895
		7,998,341
Texas 5.3%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,130,628
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,929,725
City of Houston Limited General Obligation
Series B
1.568%, due 3/1/29	2,650,000	2,344,146
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,264,956
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series B
3.828%, due 5/15/28	3,025,000	2,984,791
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,374,412
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AGM
2.434%, due 8/15/33	1,000,000	819,749
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,289,167
Series C
1.946%, due 12/1/31	4,230,000	3,566,709
Series C
2.046%, due 12/1/32	2,035,000	1,684,532
Series C
2.096%, due 12/1/33	1,250,000	1,011,551

	Principal Amount	Value
Municipal Bonds
Texas
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	$ 2,585,000	$ 2,218,937
Series A
2.454%, due 11/1/29	1,000,000	908,216
Series C
2.591%, due 11/1/33	4,300,000	3,626,728
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,293,156
Manor Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 8/1/29	2,000,000	2,073,708
Prosper Independent School District Unlimited General Obligation
Insured: PSF-GTD
1.429%, due 2/15/30	3,380,000	2,903,932
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,476,273
2.526%, due 10/1/31	7,500,000	6,709,844
2.746%, due 10/1/33	1,000,000	876,335
4.68%, due 10/1/32	7,470,000	7,612,613
4.90%, due 10/1/35	5,100,000	5,202,834
Texas Tech University System Revenue Bonds
1.653%, due 2/15/29	1,250,000	1,107,532
		63,410,474
U.S. Virgin Islands 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,875,000	5,843,784
Utah 1.2%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,004,097
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (b)	3,610,000	3,421,748

	Principal Amount	Value
Municipal Bonds
Utah
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	$ 1,020,000	$ 1,051,845
Series B
5.228%, due 7/1/35	2,520,000	2,606,589
Utah Board of Higher Education Revenue Bonds
Series B
1.656%, due 8/1/31	1,000,000	838,690
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,692,090
		14,615,059
Virginia 1.0%
City of Norfolk Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.854%, due 10/1/34	2,255,000	1,968,797
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,995,000	1,876,791
Toll Road Investors Partnership II LP
Series A, Insured: NATL-RE
(zero coupon), due 2/15/41 (b)	10,000,000	2,885,494
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue Bonds
Series B
1.865%, due 2/1/31	3,000,000	2,557,706
Virginia Public Building Authority Revenue Bonds
Series C
2.563%, due 8/1/29	2,700,000	2,474,436
		11,763,224
Washington 1.1%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,524,706
Series B
2.43%, due 1/1/39	1,235,000	936,988
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,659,085

	Principal Amount	Value
Municipal Bonds
Washington
County of King Limited General Obligation
Series C
4.982%, due 12/1/32	$ 1,650,000	$ 1,714,908
Series C
5.112%, due 12/1/34	1,550,000	1,607,162
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	780,800
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,323,079
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,678,802
		13,225,530
West Virginia 0.1%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,200,000	1,731,253
Wisconsin 0.3%
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,792,941
Total Municipal Bonds (Cost $1,027,708,557)		1,062,232,629
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	102,497	97,312
6.50%, due 4/1/37	21,359	22,440
		119,752

	Principal Amount	Value
U.S. Government & Federal Agencies ‡
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	$ 54,726	$ 56,197
Total U.S. Government & Federal Agencies (Cost $179,882)		175,949
Total Long-Term Bonds (Cost $1,097,244,718)		1,133,471,158

	Shares

Closed-End Fund 0.4%
Illinois 0.4%
Nuveen Taxable Municipal Income Fund	344,182	5,596,399
Total Closed-End Fund (Cost $5,180,984)		5,596,399
Short-Term Investments 5.2%
Affiliated Investment Company 4.7%
NYLI U.S. Government Liquidity Fund, 5.243% (c)	56,473,809	56,473,809

	Principal Amount

Short-Term Municipal Note 0.5%
New Hampshire Business Finance Authority
5.54%, due 2/1/29 (b)(d)	$ 6,000,000	6,000,000
Total Short-Term Municipal Note (Cost $6,000,000)		6,000,000
Total Short-Term Investments (Cost $62,473,809)		62,473,809
Total Investments (Cost $1,164,899,511)	100.0%	1,201,541,366
Other Assets, Less Liabilities	(0.0)‡	(589,509)
Net Assets	100.0%	$ 1,200,951,857

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Current yield as of July 31, 2024.

(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 826	$ 618,420	$ (562,772)	$ —	$ —	$ 56,474	$ 924	$ —	56,474
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 71,062,580	$ —	$ 71,062,580
Municipal Bonds	—	1,062,232,629	—	1,062,232,629
U.S. Government & Federal Agencies	—	175,949	—	175,949
Total Long-Term Bonds	—	1,133,471,158	—	1,133,471,158
Closed-End Fund	5,596,399	—	—	5,596,399
Short-Term Investments
Affiliated Investment Company	56,473,809	—	—	56,473,809
Short-Term Municipal Note	—	6,000,000	—	6,000,000
Total Short-Term Investments	56,473,809	6,000,000	—	62,473,809
Total Investments in Securities	$ 62,070,208	$ 1,139,471,158	$ —	$ 1,201,541,366

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Strategic Bond Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.5%
Asset-Backed Securities 13.8%
Automobile Asset-Backed Securities 8.9%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 2,199,058	$ 2,224,041
American Credit Acceptance Receivables Trust (a)
Series 2021-2, Class D
1.34%, due 7/13/27	920,888	909,247
Series 2021-2, Class E
2.54%, due 7/13/27	2,400,000	2,358,525
Series 2021-4, Class E
3.12%, due 2/14/28	1,400,000	1,365,354
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	2,780,000	2,940,551
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,340,426
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	2,240,000	2,143,606
Series 2021-4A, Class D
1.99%, due 9/15/27	1,385,000	1,312,618
Series 2021-3A, Class E
2.65%, due 9/15/28	920,000	876,451
Series 2020-3A, Class E
3.62%, due 10/15/27	2,295,000	2,261,496
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, due 6/15/27	2,710,000	2,594,112
Series 2021-1A, Class E
2.21%, due 2/15/28 (a)	1,565,000	1,505,343
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	3,790,000	3,597,790
Series 2022-1A, Class E
5.02%, due 10/15/29 (a)	1,470,000	1,407,387
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	2,800,000	2,758,682
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	2,870,000	3,050,256
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,111,195
Series 2021-3, Class D
1.65%, due 9/15/27	2,412,000	2,242,048
Series 2021-4, Class C
1.96%, due 12/15/27	1,240,000	1,183,359
Series 2021-4, Class D
2.26%, due 12/15/27	3,507,000	3,275,071

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2020-1, Class D
2.48%, due 3/16/26	$ 572,089	$ 564,925
Series 2020-1, Class E
3.52%, due 6/15/27	2,590,000	2,512,435
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	951,763
Series 2019-2, Class E
4.52%, due 12/15/26	1,315,000	1,309,103
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,071,648
Series 2022-2, Class D
5.80%, due 4/17/28	2,585,000	2,422,964
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, due 2/15/36 (a)	1,618,000	1,671,651
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	2,635,000	2,516,111
Series 2021-4A, Class D
2.48%, due 10/15/27	1,650,000	1,577,847
Series 2021-2A, Class E
2.87%, due 5/15/28	3,090,000	2,927,417
Series 2021-3A, Class E
3.20%, due 10/16/28	2,485,000	2,342,656
Series 2020-1A, Class D
3.68%, due 11/16/26	839,173	836,838
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	680,621
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
13.594% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	1,162,506	1,169,775
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,238,396
		64,251,708
Home Equity Asset-Backed Security 0.0% ‡
GSAA Home Equity Trust
Series 2007-8, Class A3
6.364% (1 Month SOFR + 1.014%), due 8/25/37 (b)	21,926	21,001
Other Asset-Backed Securities 4.9%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
(zero coupon) (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,300,000	1,300,439

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	$ 665,076	$ 627,468
Series 2021-1, Class B
3.95%, due 7/11/30	1,000,400	930,104
Series 2016-1, Class A
4.10%, due 1/15/28	789,659	748,669
Auxilior Term Funding LLC
Series 2023-1A, Class D
7.27%, due 12/16/30 (a)	940,000	970,383
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,365,000	1,357,256
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,029,872	983,211
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,592,043
Series 2020-1, Class A2
1.99%, due 7/15/60	1,524,766	1,345,480
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,999,740
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	2,068,661
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	11,747	11,784
FirstKey Homes Trust
Series 2020-SFR2, Class E
2.668%, due 10/19/37 (a)	1,650,000	1,578,633
FORA Financial Asset Securitization LLC
Series 2021-1A, Class A
2.62%, due 5/15/27 (a)	1,705,000	1,665,514
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	650,984	627,629
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	759,199	707,166
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
(zero coupon) (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)(c)	800,000	800,000
Navient Private Education Refi Loan Trust (a)
Series 2021-BA, Class A
0.94%, due 7/15/69	570,506	503,623
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	944,758
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,551,806

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	$ 3,340,000	$ 2,920,650
OCP CLO Ltd.
Series 2017-14A, Class A1R
(zero coupon) (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,100,000
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
6.781% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	603,176
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.702% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,099,944
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.671% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	900,000
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	29,933,939	1,190,203
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,500,000	1,410,077
United Airlines Pass-Through Trust
Series 2023-1, Class A
5.80%, due 1/15/36	845,673	863,177
Series 2020-1, Class A
5.875%, due 10/15/27	766,992	775,754
		35,177,348
Total Asset-Backed Securities (Cost $99,703,929)		99,450,057
Corporate Bonds 32.9%
Aerospace & Defense 0.3%
Boeing Co. (The) (a)
6.528%, due 5/1/34	925,000	971,003
6.858%, due 5/1/54	975,000	1,032,179
		2,003,182
Agriculture 0.1%
BAT International Finance plc
4.448%, due 3/16/28	755,000	743,537
Airlines 1.0%
American Airlines, Inc. (a)
5.50%, due 4/20/26	641,666	637,370
5.75%, due 4/20/29	2,450,000	2,394,149

	Principal Amount	Value
Corporate Bonds
Airlines
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	$ 350,629	$ 348,910
4.75%, due 10/20/28	2,665,000	2,638,300
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	912,000	920,104
		6,938,833
Apparel 0.2%
Tapestry, Inc.
7.85%, due 11/27/33 (f)	1,090,000	1,162,374
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	1,005,000	986,295
4.125%, due 8/17/27	1,295,000	1,246,904
6.80%, due 5/12/28 (f)	2,105,000	2,195,481
6.95%, due 3/6/26	1,195,000	1,220,949
7.20%, due 6/10/30 (f)	960,000	1,026,189
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	988,661
2.70%, due 6/10/31 (f)	1,525,000	1,292,295
4.30%, due 4/6/29	1,090,000	1,055,311
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	3,610,000	3,348,722
7.05%, due 9/15/28	975,000	1,025,495
		14,386,302
Banks 11.3%
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)(f)	2,400,000	2,339,147
5.439%, due 7/15/31	800,000	813,533
6.35%, due 3/14/34	1,600,000	1,648,177
Bank of America Corp.
2.087%, due 6/14/29 (g)	1,275,000	1,152,527
3.384%, due 4/2/26 (g)	1,700,000	1,677,250
Series MM
4.30%, due 1/28/25 (g)(h)	1,516,000	1,493,218
8.57%, due 11/15/24	1,645,000	1,657,823
Barclays plc (b)(h)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	2,064,305
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	1,315,000	1,350,568
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,605,000	1,445,930
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(h)	1,315,000	1,209,575
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(h)	1,610,000	1,348,458
BPCE SA (a)(g)
2.045%, due 10/19/27	2,240,000	2,086,559
6.714%, due 10/19/29	665,000	699,420

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
2.52%, due 11/3/32 (f)(g)	$ 2,115,000	$ 1,781,972
Series M
9.007% (3 Month SOFR + 3.685%), due 8/15/24 (b)(h)	3,260,000	3,262,934
Comerica, Inc.
5.982%, due 1/30/30 (f)(g)	1,715,000	1,719,339
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(h)	2,370,000	2,113,514
Deutsche Bank AG
3.035%, due 5/28/32 (g)	460,000	396,649
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,248,988
Fifth Third Bank NA
3.85%, due 3/15/26	1,400,000	1,368,808
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,644,029
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (g)	3,260,000	3,050,643
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (g)	2,185,000	2,208,946
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	2,969,665
KeyBank NA
4.15%, due 8/8/25	1,585,000	1,564,479
KeyCorp
6.401%, due 3/6/35 (g)	2,020,000	2,107,084
Lloyds Banking Group plc
4.582%, due 12/10/25	1,365,000	1,350,939
4.65%, due 3/24/26	1,985,000	1,964,562
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	995,000	975,879
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(g)	1,490,000	1,259,696
Morgan Stanley (g)
2.484%, due 9/16/36	2,170,000	1,759,692
2.511%, due 10/20/32	3,225,000	2,723,453
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,145,000	2,038,845
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (h)	2,650,000	2,172,002
5.847% (1 Year Treasury Constant Maturity Rate + 1.35%), due 3/2/27	1,595,000	1,611,062
Santander Holdings USA, Inc. (g)
6.342%, due 5/31/35	1,150,000	1,178,299
6.499%, due 3/9/29	1,315,000	1,357,855
Societe Generale SA (a)(b)(h)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,140,724
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,598,242
Synchrony Bank
5.40%, due 8/22/25	1,805,000	1,800,385
UBS Group AG (a)
3.091%, due 5/14/32 (g)	885,000	773,606

	Principal Amount	Value
Corporate Bonds
Banks
UBS Group AG (a)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(h)	$ 2,555,000	$ 2,134,565
5.617% (1 Year SOFR + 1.34%), due 9/13/30 (b)	1,650,000	1,687,832
6.442%, due 8/11/28 (g)	1,325,000	1,374,863
Wells Fargo & Co. (g)
3.35%, due 3/2/33	2,330,000	2,066,353
3.584%, due 5/22/28	380,000	366,545
5.499%, due 1/23/35	385,000	392,454
5.557%, due 7/25/34	275,000	281,158
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,692,000	1,427,248
		81,859,799
Building Materials 0.3%
CEMEX Materials LLC
7.70%, due 7/21/25 (a)	2,490,000	2,536,803
Chemicals 0.9%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,087,080
Braskem Netherlands Finance BV (a)
4.50%, due 1/10/28	1,650,000	1,524,924
8.50%, due 1/12/31	393,000	406,341
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	2,000,000	2,071,348
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	1,585,000	1,476,566
		6,566,259
Commercial Services 0.2%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,564,494
Computers 0.1%
Dell International LLC
8.10%, due 7/15/36	879,000	1,070,899
Diversified Financial Services 3.7%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,526,768
Air Lease Corp.
2.30%, due 2/1/25	3,275,000	3,220,631
3.25%, due 3/1/25	4,000,000	3,943,650
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,833,537
8.00%, due 11/1/31	1,890,000	2,126,790

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	$ 2,125,000	$ 2,018,306
5.75%, due 11/15/29	1,575,000	1,603,840
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,585,000	1,514,415
Capital One Financial Corp. (g)
6.051%, due 2/1/35	665,000	683,471
6.312%, due 6/8/29	1,860,000	1,929,109
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)(f)	1,610,000	1,652,341
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,660,000	1,655,604
OneMain Finance Corp.
3.50%, due 1/15/27	1,100,000	1,039,522
		26,747,984
Electric 2.5%
AEP Texas, Inc.
4.70%, due 5/15/32	1,175,000	1,139,692
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,765,000	1,810,357
Appalachian Power Co.
5.65%, due 4/1/34	1,265,000	1,291,946
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	1,075,000	1,057,628
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,147,694
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,305,000	1,087,876
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,515,262
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,764,145
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	599,534
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,252,478
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	1,983,810
Virginia Electric and Power Co.
5.70%, due 8/15/53	1,580,000	1,619,328
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)(f)	1,550,000	1,595,294
		17,865,044

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	$ 700,000	$ 630,545
Environmental Control 0.1%
Reworld Holding Corp.
4.875%, due 12/1/29 (a)(f)	950,000	868,715
Food 0.7%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,554,000	1,561,367
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,935,000	2,040,790
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,321,486
		4,923,643
Forest Products & Paper 0.2%
Suzano Austria GmbH
3.75%, due 1/15/31	1,990,000	1,765,018
Gas 0.9%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	1,325,000	1,395,673
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,457,506
5.50%, due 10/1/26	1,395,000	1,406,717
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	965,865
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51	1,500,000	966,833
		6,192,594
Insurance 1.0%
Athene Global Funding
5.526%, due 7/11/31 (a)	1,360,000	1,379,192
Lincoln National Corp.
7.948% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	2,863,647
Protective Life Corp.
8.45%, due 10/15/39	2,476,000	3,134,830
		7,377,669
Lodging 0.3%
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,905,000	1,825,330

	Principal Amount	Value
Corporate Bonds
Media 0.3%
Charter Communications Operating LLC
6.10%, due 6/1/29	$ 1,470,000	$ 1,502,703
DISH DBS Corp.
5.75%, due 12/1/28 (a)	1,250,000	917,529
		2,420,232
Mining 0.7%
First Quantum Minerals Ltd.
9.375%, due 3/1/29 (a)(f)	1,628,000	1,712,244
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,102,660
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	1,940,000	1,998,200
		4,813,104
Miscellaneous—Manufacturing 0.4%
Textron Financial Corp.
7.319% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,905,000	2,605,859
Oil & Gas 0.1%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)(i)	850,000	603,500
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	577,000	569,329
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	840,000	840,819
		1,410,148
Pharmaceuticals 0.5%
Bayer US Finance LLC
6.875%, due 11/21/53 (a)	1,075,000	1,136,314
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	221,000	209,287
4.75%, due 5/9/27	2,345,000	2,272,549
		3,618,150
Pipelines 3.3%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,396,199
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,355,024
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,696,172
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,715,000	1,576,405

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(h)	$ 2,520,000	$ 2,503,551
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	750,000	752,579
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,125,708
Hess Midstream Operations LP (a)
5.625%, due 2/15/26	367,000	364,976
6.50%, due 6/1/29	2,070,000	2,110,416
Kinder Morgan, Inc.
7.75%, due 1/15/32	2,035,000	2,348,576
MPLX LP
4.00%, due 3/15/28	560,000	544,350
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	973,167
Targa Resources Corp.
4.20%, due 2/1/33	725,000	666,884
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	895,000	904,347
Western Midstream Operating LP
5.25%, due 2/1/50 (j)	1,800,000	1,597,197
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	1,012,420
		23,927,971
Real Estate Investment Trusts 0.9%
GLP Capital LP
3.35%, due 9/1/24	1,535,000	1,530,794
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,686,000	1,610,894
Starwood Property Trust, Inc.
3.625%, due 7/15/26 (a)	3,172,000	3,022,400
		6,164,088
Retail 0.2%
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,091,255
Nordstrom, Inc.
4.25%, due 8/1/31	635,000	565,134
		1,656,389
Semiconductors 0.1%
Broadcom, Inc.
3.75%, due 2/15/51 (a)	620,000	473,801

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	$ 1,485,000	$ 1,038,220
Water 0.2%
Aegea Finance SARL (a)
6.75%, due 5/20/29	1,095,000	1,075,633
9.00%, due 1/20/31	645,000	680,385
		1,756,018
Total Corporate Bonds (Cost $247,635,154)		237,516,504
Foreign Government Bonds 2.8%
Argentina 0.2%
Argentina Government Bond
4.125%, due 7/9/35 (j)	2,550,000	1,064,348
Brazil 0.1%
Brazil Government Bond
3.75%, due 9/12/31	525,000	455,854
Chile 0.5%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,645,000	1,719,717
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,540,000	2,217,744
		3,937,461
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	2,335,000	1,826,543
4.50%, due 1/28/26	500,000	490,009
		2,316,552
Dominican Republic 0.2%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,895,000	1,734,283
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	1,805,000	1,669,625
Mexico 1.0%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	2,385,000	1,966,862
4.677%, due 2/9/51	1,855,000	1,327,851

	Principal Amount	Value
Foreign Government Bonds
Mexico
Petroleos Mexicanos
6.50%, due 3/13/27	$ 2,535,000	$ 2,438,026
6.75%, due 9/21/47	1,980,000	1,339,858
		7,072,597
Paraguay 0.3%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	2,100,000	2,067,377
Total Foreign Government Bonds (Cost $22,561,545)		20,318,097
Loan Assignments 0.5%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
7.335% (3 Month SOFR + 2.00%), due 4/10/31 (b)	1,440,000	1,440,000
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
9.444% (1 Month SOFR + 4.00%), due 11/2/27 (b)	754,349	717,386
High Tech Industries 0.2%
Ahead DB Holdings LLC
First Lien 2024 Incremental Term Loan
9.585% (3 Month SOFR + 4.25%), due 1/24/31 (b)	1,565,000	1,565,839
Total Loan Assignments (Cost $3,733,681)		3,723,225
Mortgage-Backed Securities 36.1%
Agency (Collateralized Mortgage Obligations) 11.0%
FHLMC
REMIC, Series 4660
(zero coupon), due 1/15/33	1,921,340	1,537,811
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	2,374,590	1,679,066
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	3,075,140	103,325
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	2,168,858	13,692
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	2,428,565	71,382
REMIC, Series 5326
(zero coupon), due 8/25/53	709,223	574,373

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	$ 2,877,172	$ 2,421,662
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	1,252,234	1,026,651
REMIC, Series 5363
(zero coupon), due 12/25/53	1,386,112	1,186,583
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	992,431	643,632
REMIC, Series 4993, Class KS
0.588% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	4,512,604	572,723
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (d)	1,510,641	238,734
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (d)	984,787	156,370
REMIC, Series 5136, Class ZJ
2.50%, due 8/25/51	1,418,271	850,995
REMIC, Series 5149, Class LI
2.50%, due 10/25/51 (d)	3,765,038	444,367
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (d)	1,578,712	179,525
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (d)	3,345,960	569,014
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,213,877	205,502
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	1,642,382	260,803
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (d)	4,092,580	533,276
REMIC, Series 5160
3.00%, due 10/25/51 (d)	2,035,067	222,714
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (d)	3,846,272	578,192
REMIC, Series 5191
3.50%, due 9/25/50 (d)	2,093,460	395,188
REMIC, Series 5036
3.50%, due 11/25/50 (d)	2,481,069	481,574
REMIC, Series 5040
3.50%, due 11/25/50 (d)	1,283,634	242,866
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	663,109	507,380
Series 311, Class S1
0.498% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	4,253,600	470,763
Series 389, Class C35
2.00%, due 6/15/52 (d)	3,378,940	432,066

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (b)(d)	$ 42,115,812	$ 871,393
REMIC, Series 2021-81, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 12/25/51 (b)(d)	13,035,512	142,678
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	7,554,680	60,440
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	1,474,534	1,001
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,346,101	1,081,250
REMIC, Series 2023-41
(zero coupon), due 9/25/53	1,145,309	894,371
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,429,292	1,115,553
REMIC, Series 2023-51
(zero coupon), due 11/25/53	1,350,386	1,116,092
REMIC, Series 2022-10, Class SA
0.403% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	2,219,573	313,673
REMIC, Series 2021-40, Class SI
0.488% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	2,615,012	265,684
REMIC, Series 2016-57, Class SN
0.588% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,970,647	211,536
REMIC, Series 2019-32, Class SB
0.588% (SOFR 30A + 5.936%), due 6/25/49 (b)(d)	1,524,676	155,331
REMIC, Series 2020-23, Class PS
0.588% (SOFR 30A + 5.936%), due 2/25/50 (b)(d)	2,482,588	299,146
REMIC, Series 2016-19, Class SD
0.638% (SOFR 30A + 5.986%), due 4/25/46 (b)(d)	4,146,767	313,179
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	1,500,487	206,288
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,789,966	275,477
REMIC, Series 2021-95, Class KI
2.50%, due 4/25/51 (d)	5,285,602	798,405
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	686,192	88,732
REMIC, Series 2021-57, Class ZW
2.50%, due 7/25/51	1,465,438	874,892
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,710,868	623,493
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,326,948	506,745
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	1,426,443	1,256,355
FNMA, Strips
Series 426, Class C32
1.50%, due 2/25/52 (d)	6,631,555	636,692

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	$ 599,537	$ 8,103
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	3,463,239	48,075
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	4,749,841	80,393
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	7,171,268	73,128
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	6,988,774	102,954
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	6,639,448	64,767
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	1,113,485	1,680
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	2,488,551	3,751
Series 2021-97, Class SD
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	10,878,417	107,483
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	3,751,410	148,230
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	8,607,422	201,255
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	11,419,876	33,743
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	4,917,958	12,156
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	6,495,100	51,522
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	44,198,518	236,816
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	3,648,428	73,752
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	7,581,421	124,628
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	3,796,959	60,420
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	19,128,976	365,758
Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(d)	8,414,307	225,116
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,785,068	1,408,208
Series 2023-53
(zero coupon), due 4/20/53	806,529	640,532
Series 2023-80, Class SA
(zero coupon) (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	8,555,706	359,324

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2023-101, Class EO
(zero coupon), due 7/20/53	$ 1,173,760	$ 995,860
Series 2023-60, Class ES
0.512% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,872,197	1,731,261
Series 2020-34, Class SC
0.59% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	2,037,467	241,538
Series 2020-96, Class CS
0.64% (1 Month SOFR + 5.986%), due 8/20/49 (b)(d)	8,601,306	1,012,199
Series 2020-146, Class SA
0.84% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	2,484,163	330,835
Series 2020-167, Class SN
0.84% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,333,600	187,971
Series 2021-179, Class SA
0.84% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	3,887,430	519,426
Series 2020-189, Class NS
0.84% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	4,175,612	631,763
Series 2020-189, Class SU
0.84% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	831,980	119,390
Series 2021-46, Class TS
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,883,569	263,890
Series 2021-57, Class SA
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	6,324,062	833,690
Series 2021-57, Class SD
0.84% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	10,775,443	1,441,337
Series 2021-96, Class NS
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	5,596,161	769,599
Series 2021-96, Class SN
0.84% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,371,359	425,701
Series 2021-122, Class HS
0.84% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,230,782	465,012
Series 2022-137, Class S
0.84% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,340,257	428,559
Series 2021-135, Class GS
0.84% (1 Month SOFR + 6.186%), due 8/20/51 (b)(d)	6,484,061	880,188
Series 2021-96, Class JS
0.89% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	3,221,854	442,561
Series 2020-166, Class CA
1.00%, due 11/20/50	2,432,024	1,800,758
Series 2023-86, Class SE
1.306% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	2,469,706	356,269
Series 2023-66, Class MP
1.612% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,997,587	1,976,435
Series 2020-146, Class LI
2.00%, due 10/20/50 (d)	6,353,156	679,740
Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,326,558	130,602

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2020-176, Class AI
2.00%, due 11/20/50 (d)	$ 7,753,377	$ 907,121
Series 2020-185, Class BI
2.00%, due 12/20/50 (d)	2,015,717	217,468
Series 2020-188
2.00%, due 12/20/50 (d)	3,049,056	336,490
Series 2021-30, Class HI
2.00%, due 2/20/51 (d)	5,895,515	590,330
Series 2021-57, Class AI
2.00%, due 2/20/51 (d)	4,083,612	396,100
Series 2021-49, Class YI
2.00%, due 3/20/51 (d)	571,268	59,518
Series 2021-205, Class GA
2.00%, due 11/20/51	491,506	404,301
Series 2021-97, Class IN
2.50%, due 8/20/49 (d)	7,558,016	713,957
Series 2019-159, Class P
2.50%, due 9/20/49	1,026,736	890,694
Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	715,288	92,839
Series 2020-122, Class IW
2.50%, due 7/20/50 (d)	2,451,368	313,745
Series 2020-151, Class TI
2.50%, due 10/20/50 (d)	2,331,547	321,599
Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(d)	3,948,686	455,459
Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	1,181,231	146,805
Series 2021-137, Class HI
2.50%, due 8/20/51 (d)	2,780,957	371,764
Series 2021-149, Class CI
2.50%, due 8/20/51 (d)	3,563,703	500,238
Series 2021-188
2.50%, due 10/20/51 (d)	4,797,513	791,137
Series 2022-83
2.50%, due 11/20/51 (d)	3,156,696	439,597
Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	3,895,908	638,787
Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	2,398,985	381,291
Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	490,422	75,688
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	1,453,137	1,242,532
Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,571,877	277,171

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2022-207
3.00%, due 8/20/51 (d)	$ 2,887,899	$ 462,602
Series 2021-158, Class NI
3.00%, due 9/20/51 (d)	4,372,286	651,296
Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	2,833,344	434,422
Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	3,495,503	549,472
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	1,256,916	1,123,352
Series 2023-63, Class MA
3.50%, due 5/20/50	1,463,167	1,341,332
Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	4,981,517	870,476
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2020-01, Class M10
9.212% (SOFR 30A + 3.864%), due 3/25/50	3,446,770	3,464,832
Series 2019-01, Class B10
10.962% (SOFR 30A + 5.614%), due 10/25/49	2,680,000	2,662,551
Series 2023-01, Class M10
11.847% (SOFR 30A + 6.50%), due 11/25/53	2,710,000	3,020,968
Series 2024-01, Class B1
12.097% (SOFR 30A + 6.75%), due 7/25/54	700,000	706,108
Series 2020-01, Class CE
12.962% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,077,373
Series 2019-01, Class CE
14.212% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,492,758
		79,227,186
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.9%
BANK
Series 2019-BN22, Class D
2.50%, due 11/15/62 (a)	2,100,000	1,519,877
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,420,000	2,369,907
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	2,045,000	1,747,871
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1
5.809% (1 Month SOFR + 0.459%), due 12/25/36	6,600	6,305
Series 2005-3A, Class A1
5.944% (1 Month SOFR + 0.594%), due 11/25/35	562,155	542,126
Series 2007-2A, Class M1
6.019% (1 Month SOFR + 0.669%), due 7/25/37	883,782	804,242
Series 2007-4A, Class A1
6.139% (1 Month SOFR + 0.789%), due 9/25/37	762,124	721,996

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BBCMS Mortgage Trust (a)(b)
Series 2018-TALL, Class A
6.248% (1 Month SOFR + 0.919%), due 3/15/37	$ 1,505,000	$ 1,414,700
Series 2018-TALL, Class C
6.647% (1 Month SOFR + 1.318%), due 3/15/37	3,180,000	2,866,062
Series 2018-TALL, Class D
6.975% (1 Month SOFR + 1.646%), due 3/15/37	1,715,000	1,465,197
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.09%, due 10/10/51 (a)	1,370,000	992,975
Series 2019-B14, Class C
3.772%, due 12/15/62	2,155,000	1,617,673
Series 2018-B3, Class C
4.515%, due 4/10/51	2,035,000	1,684,415
BPR Trust
Series 2021-TY, Class D
7.793% (1 Month SOFR + 2.464%), due 9/15/38 (a)(b)	900,000	884,250
BX Trust (a)
Series 2019-OC11, Class E
3.944%, due 12/9/41 (e)	2,240,000	1,944,832
Series 2021-SDMF, Class F
7.38% (1 Month SOFR + 2.051%), due 9/15/34 (b)	1,558,786	1,489,182
Series 2024-BIO, Class C
7.969% (1 Month SOFR + 2.64%), due 2/15/41 (b)	1,530,000	1,523,303
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class D
8.517% (1 Month SOFR + 3.188%), due 3/15/35 (a)(b)	1,570,000	1,558,229
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	3,070,000	2,492,574
CFCRE Commercial Mortgage Trust (a)(e)
Series 2016-C3, Class D
3.052%, due 1/10/48	1,215,000	1,057,027
Series 2011-C2, Class E
5.249%, due 12/15/47	765,000	659,639
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.152%, due 3/10/51 (a)(e)	885,000	609,889
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (k)	1,165,000	1,081,060
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	1,565,000	1,549,346
Commercial Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	2,130,000	1,874,400
Series 2016-DC2, Class D
3.906%, due 2/10/49 (a)(e)	1,485,000	1,302,377

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Commercial Mortgage Trust
Series 2014-CR15, Class D
3.977%, due 2/10/47 (a)(e)	$ 2,020,000	$ 1,818,006
Series 2015-CR22, Class C
4.065%, due 3/10/48 (e)	1,660,000	1,512,647
Series 2013-CR7, Class E
4.243%, due 3/10/46 (a)(e)	1,750,000	1,520,222
Series 2012-LC4, Class C
5.303%, due 12/10/44 (e)	1,677,466	1,481,031
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(e)	1,535,000	1,154,871
DROP Mortgage Trust
Series 2021-FILE, Class A
6.593% (1 Month SOFR + 1.264%), due 10/15/43 (a)(b)	2,140,000	2,038,350
ELM Trust
Series 2024-ELM, Class D10
6.626%, due 6/10/39 (a)(k)	825,000	834,365
FHLMC
REMIC, Series 2024-MN8, Class M2
9.597% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	1,025,000	1,057,704
GNMA (d)
Series 2020-177
0.819%, due 6/16/62 (e)	5,360,529	328,635
Series 2023-194, Class CI
0.876%, due 10/16/65 (e)	7,086,597	491,008
Series 2021-164
0.949%, due 10/16/63 (e)	6,048,069	442,206
Series 2023-159, Class CI
0.956%, due 7/16/65 (k)	9,267,928	725,702
Series 2020-168, Class IA
0.979%, due 12/16/62 (e)	4,706,206	340,288
Series 2021-47
0.992%, due 3/16/61 (e)	10,503,236	733,002
Series 2022-185, Class DI
1.023%, due 10/16/65 (e)	3,986,350	298,486
Series 2023-172
1.386%, due 2/16/66 (e)	6,343,377	636,567
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-1MEM, Class C
2.654%, due 10/9/42 (e)	1,390,000	1,012,135
Series 2013-C13, Class E
3.986%, due 1/15/46 (k)	1,065,000	936,617
Series 2012-C6, Class E
4.964%, due 5/15/45 (e)	1,775,000	1,635,954
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	384,512

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	$ 1,575,000	$ 1,192,083
Series 2017-C5, Class B
4.009%, due 3/15/50 (k)	1,000,000	829,723
Life Mortgage Trust
Series 2022-BMR2, Class D
7.871% (1 Month SOFR + 2.542%), due 5/15/39 (a)(b)	2,575,000	2,402,513
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300B
3.996%, due 8/15/31	1,120,000	940,800
ORL Trust
Series 2023-GLKS, Class D
9.63% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	1,130,000	1,132,119
SREIT Trust
Series 2021-MFP, Class G
8.417% (1 Month SOFR + 3.088%), due 11/15/38 (a)(b)	2,119,451	2,097,325
TX Trust
Series 2024-HOU, Class E
9.716% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	1,190,000	1,179,792
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,205,000	892,007
Series 2018-C9, Class C
4.947%, due 3/15/51 (e)	1,215,000	910,731
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B
3.649%, due 3/10/46 (a)(k)	3,188,608	2,951,611
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	717,500	563,303
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,590,000	2,213,769
Series 2017-C39, Class D
4.366%, due 9/15/50 (a)(e)	1,615,000	1,262,466
Series 2016-NXS5, Class D
4.976%, due 1/15/59 (e)	2,170,000	1,675,733
Series 2024-1CHI, Class E
7.574%, due 7/15/35 (a)(e)	1,575,000	1,566,988
WFRBS Commercial Mortgage Trust (a)(e)
Series 2013-C13, Class D
4.008%, due 5/15/45	553,433	492,002
Series 2013-C11, Class D
4.062%, due 3/15/45	1,600,000	1,339,393
		78,804,120

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations) 14.2%
American Home Mortgage Investment Trust
Series 2005-4, Class 3A1
6.064% (1 Month SOFR + 0.714%), due 11/25/45 (b)	$ 1,130,899	$ 784,815
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	44,994,170	531,291
Connecticut Avenue Securities Trust (a)(b)
Series 2020-R02, Class 2B1
8.462% (SOFR 30A + 3.114%), due 1/25/40	800,000	823,372
Series 2020-R01, Class 1B1
8.712% (SOFR 30A + 3.364%), due 1/25/40	1,370,000	1,422,834
Series 2020-SBT1, Class 1M2
9.112% (SOFR 30A + 3.764%), due 2/25/40	1,110,000	1,177,920
Series 2020-SBT1, Class 2M2
9.112% (SOFR 30A + 3.764%), due 2/25/40	250,000	265,610
Series 2019-R03, Class 1B1
9.562% (SOFR 30A + 4.214%), due 9/25/31	1,144,005	1,215,409
Series 2020-SBT1, Class 2B1
12.062% (SOFR 30A + 6.714%), due 2/25/40	1,650,000	1,787,242
Series 2020-SBT1, Class 1B1
12.212% (SOFR 30A + 6.864%), due 2/25/40	2,495,000	2,717,971
Series 2019-HRP1, Class B1
14.712% (SOFR 30A + 9.364%), due 11/25/39	3,225,000	3,585,609
Series 2022-R03, Class 1B2
15.197% (SOFR 30A + 9.85%), due 3/25/42	665,000	759,071
CSMC Trust (a)(k)
Series 2021-NQM5, Class A1
0.938%, due 5/25/66	826,841	677,941
Series 2021-NQM2, Class A1
1.179%, due 2/25/66	1,325,207	1,160,250
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B1
8.347% (SOFR 30A + 3.00%), due 8/25/33	2,756,290	3,031,540
Series 2020-DNA6, Class B1
8.347% (SOFR 30A + 3.00%), due 12/25/50	2,435,000	2,621,310
Series 2021-DNA5, Class B1
8.397% (SOFR 30A + 3.05%), due 1/25/34	470,000	505,240
Series 2021-HQA2, Class B1
8.497% (SOFR 30A + 3.15%), due 12/25/33	2,955,000	3,286,973
Series 2021-DNA2, Class B1
8.747% (SOFR 30A + 3.40%), due 8/25/33	2,140,000	2,393,462
Series 2020-HQA5, Class B1
9.347% (SOFR 30A + 4.00%), due 11/25/50	2,975,000	3,343,156
Series 2021-DNA1, Class B2
10.097% (SOFR 30A + 4.75%), due 1/25/51	3,480,000	3,748,621
Series 2020-DNA2, Class B2
10.262% (SOFR 30A + 4.914%), due 2/25/50	2,670,000	2,906,033

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(b)
Series 2021-HQA1, Class B2
10.347% (SOFR 30A + 5.00%), due 8/25/33	$ 3,923,300	$ 4,254,175
Series 2020-HQA1, Class B2
10.562% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,182,054
Series 2022-HQA3, Class M2
10.697% (SOFR 30A + 5.35%), due 8/25/42	1,705,000	1,868,974
Series 2020-DNA1, Class B2
10.712% (SOFR 30A + 5.364%), due 1/25/50	750,000	832,620
Series 2021-HQA2, Class B2
10.797% (SOFR 30A + 5.45%), due 12/25/33	3,170,000	3,545,687
Series 2021-DNA5, Class B2
10.847% (SOFR 30A + 5.50%), due 1/25/34	3,130,000	3,531,675
Series 2023-HQA1, Class M2
10.847% (SOFR 30A + 5.50%), due 5/25/43	1,275,000	1,421,271
Series 2021-DNA2, Class B2
11.347% (SOFR 30A + 6.00%), due 8/25/33	2,825,000	3,334,376
Series 2021-DNA3, Class B2
11.597% (SOFR 30A + 6.25%), due 10/25/33	2,810,000	3,321,452
Series 2021-HQA3, Class B2
11.597% (SOFR 30A + 6.25%), due 9/25/41	2,080,000	2,173,836
Series 2021-HQA4, Class B2
12.347% (SOFR 30A + 7.00%), due 12/25/41	2,825,000	3,020,034
Series 2020-HQA5, Class B2
12.747% (SOFR 30A + 7.40%), due 11/25/50	1,150,000	1,394,934
Series 2021-DNA7, Class B2
13.147% (SOFR 30A + 7.80%), due 11/25/41	3,660,000	3,968,953
Series 2022-HQA1, Class B2
16.347% (SOFR 30A + 11.00%), due 3/25/42	590,000	683,576
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.153%, due 8/25/48 (a)(k)	2,536,302	1,897,637
FHLMC STACR Trust (a)(b)
Series 2019-FTR3, Class B2
10.262% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,169,399
Series 2019-FTR4, Class B2
10.462% (SOFR 30A + 5.114%), due 11/25/47	640,000	686,725
Series 2019-FTR2, Class B2
12.862% (SOFR 30A + 7.514%), due 11/25/48	1,770,000	2,037,254
Series 2019-HQA3, Class B2
12.962% (SOFR 30A + 7.614%), due 9/25/49	1,430,000	1,627,601
Series 2019-FTR1, Class B2
13.812% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,155,449
Series 2018-HQA2, Class B2
16.462% (SOFR 30A + 11.114%), due 10/25/48	2,380,000	3,008,817
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(k)	316,400	301,580

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
5.904% (1 Month SOFR + 0.554%), due 6/25/37 (b)	$ 326,285	$ 286,542
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,115,099	739,467
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	1,333,025	1,088,123
Sequoia Mortgage Trust (a)
Series 2021-4, Class A1
0.166%, due 6/25/51 (d)(e)	33,682,125	315,548
Series 2018-7, Class B3
4.253%, due 9/25/48 (k)	1,269,854	1,143,400
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.962% (SOFR 30A + 10.614%), due 2/25/47	3,190,000	3,957,209
Series 2018-HRP1, Class B2
17.212% (SOFR 30A + 11.864%), due 5/25/43	2,496,476	3,042,039
Structured Asset Mortgage Investments II Trust
Series 2005-AR8, Class A2
6.538% (12 Month Monthly Treasury Average Index + 1.48%), due 2/25/36 (b)	350,927	293,899
Towd Point Mortgage Trust
Series 2019-1, Class B2
3.789%, due 3/25/58 (a)(k)	920,000	711,017
		102,740,993
Total Mortgage-Backed Securities (Cost $254,046,971)		260,772,299
U.S. Government & Federal Agencies 11.4%
United States Treasury Bonds 0.5%
U.S. Treasury Bonds
4.625%, due 5/15/44	3,250,000	3,337,852
4.625%, due 5/15/54	150,000	157,078
		3,494,930
United States Treasury Inflation - Indexed Notes 1.5%
U.S. Treasury Inflation Linked Notes
1.375%, due 7/15/33 (l)	11,276,970	10,871,855
United States Treasury Notes 9.4%
U.S. Treasury Notes
4.00%, due 7/31/29	18,115,000	18,177,270
4.125%, due 7/31/31	18,685,000	18,868,930
4.375%, due 7/31/26	14,775,000	14,807,320

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.375%, due 7/15/27	$ 3,855,000	$ 3,887,828
4.375%, due 5/15/34	11,505,000	11,799,816
		67,541,164
Total U.S. Government & Federal Agencies (Cost $81,093,227)		81,907,949
Total Long-Term Bonds (Cost $708,774,507)		703,688,131

	Shares

Common Stocks 0.1%
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	64
Tobacco 0.1%
Turning Point Brands, Inc.	6,802	256,571
Total Common Stocks (Cost $0)		256,635
Short-Term Investments 1.5%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 5.243% (m)	10,437,429	10,437,429
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 5.291% (m)(n)	610,978	610,978
Total Short-Term Investments (Cost $11,048,407)		11,048,407
Total Investments (Cost $719,822,914)	99.1%	714,993,173
Other Assets, Less Liabilities	0.9	6,695,181
Net Assets	100.0%	$ 721,688,354

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2024.
(c)	Delayed delivery security.

(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2024.
(f)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $592,874. The Fund received cash collateral with a value of $610,978.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2024.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $603,500, which represented 0.1% of the Fund’s net assets.
(j)	Step coupon—Rate shown was the rate in effect as of July 31, 2024.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2024.
(l)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(m)	Current yield as of July 31, 2024.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,231	$ 192,375	$ (188,169)	$ —	$ —	$ 10,437	$ 289	$ —	10,437
Futures Contracts
As of July 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Schatz	122	September 2024	$ 13,959,522	$ 14,005,560	$ 46,038
U.S. Treasury 5 Year Notes	142	September 2024	15,154,160	15,320,469	166,309
U.S. Treasury 10 Year Notes	145	September 2024	15,946,477	16,212,812	266,335
U.S. Treasury 10 Year Ultra Bonds	758	September 2024	85,114,853	87,608,219	2,493,366
U.S. Treasury Long Bonds	19	September 2024	2,214,733	2,294,844	80,111
U.S. Treasury Ultra Bonds	54	September 2024	6,680,516	6,910,312	229,796
Total Long Contracts					3,281,955
Short Contracts
U.S. Treasury 2 Year Notes	(68)	September 2024	(13,942,236)	(13,964,969)	(22,733)
Net Unrealized Appreciation					$ 3,259,222

1.	As of July 31, 2024, cash in the amount of $2,818,073 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2024.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 99,450,057	$ —	$ 99,450,057
Corporate Bonds	—	237,516,504	—	237,516,504
Foreign Government Bonds	—	20,318,097	—	20,318,097
Loan Assignments	—	3,723,225	—	3,723,225
Mortgage-Backed Securities	—	260,772,299	—	260,772,299
U.S. Government & Federal Agencies	—	81,907,949	—	81,907,949
Total Long-Term Bonds	—	703,688,131	—	703,688,131
Common Stocks	256,635	—	—	256,635
Short-Term Investments
Affiliated Investment Company	10,437,429	—	—	10,437,429
Unaffiliated Investment Company	610,978	—	—	610,978
Total Short-Term Investments	11,048,407	—	—	11,048,407
Total Investments in Securities	11,305,042	703,688,131	—	714,993,173
Other Financial Instruments
Futures Contracts (b)	3,281,955	—	—	3,281,955
Total Investments in Securities and Other Financial Instruments	$ 14,586,997	$ 703,688,131	$ —	$ 718,275,128
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (22,733)	$ —	$ —	$ (22,733)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Value Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.9%
General Dynamics Corp.	44,047	$ 13,157,279
L3Harris Technologies, Inc.	69,020	15,659,948
		28,817,227
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	126,332	16,469,903
Automobile Components 1.3%
Gentex Corp.	439,034	13,636,396
Banks 7.2%
JPMorgan Chase & Co.	186,428	39,671,879
M&T Bank Corp.	103,982	17,902,581
PNC Financial Services Group, Inc. (The)	84,812	15,359,453
		72,933,913
Beverages 2.3%
Keurig Dr Pepper, Inc.	405,662	13,906,093
Pernod Ricard SA, Sponsored ADR (a)	362,335	9,710,578
		23,616,671
Biotechnology 1.6%
Gilead Sciences, Inc.	210,277	15,993,669
Building Products 2.6%
Fortune Brands Innovations, Inc.	141,465	11,431,786
Johnson Controls International plc	212,655	15,213,339
		26,645,125
Capital Markets 9.4%
Ares Management Corp.	95,525	14,634,430
Intercontinental Exchange, Inc.	93,178	14,122,058
KKR & Co., Inc.	109,950	13,573,328
LPL Financial Holdings, Inc.	46,223	10,239,319
Morgan Stanley	157,678	16,273,946
Nasdaq, Inc.	149,293	10,104,150
Raymond James Financial, Inc.	140,332	16,278,512
		95,225,743
Chemicals 1.1%
Axalta Coating Systems Ltd. (b)	318,624	11,358,946
Communications Equipment 3.8%
Cisco Systems, Inc.	480,493	23,279,886
F5, Inc. (b)	75,005	15,274,018
		38,553,904

	Shares	Value
Common Stocks
Consumer Staples Distribution & Retail 1.1%
U.S. Foods Holding Corp. (b)	203,146	$ 11,049,111
Distributors 1.1%
LKQ Corp.	271,484	11,266,586
Diversified Consumer Services 1.5%
H&R Block, Inc.	253,998	14,716,644
Electrical Equipment 1.6%
Emerson Electric Co.	135,327	15,848,145
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc.	356,820	14,276,368
Entertainment 1.6%
Electronic Arts, Inc.	104,648	15,795,569
Food Products 1.1%
Archer-Daniels-Midland Co.	186,786	11,582,600
Gas Utilities 1.4%
Atmos Energy Corp.	114,308	14,617,707
Ground Transportation 1.0%
Knight-Swift Transportation Holdings, Inc.	194,455	10,584,186
Health Care Equipment & Supplies 1.4%
Boston Scientific Corp. (b)	194,620	14,378,526
Health Care Providers & Services 7.6%
Centene Corp. (b)	220,510	16,961,629
Elevance Health, Inc.	39,336	20,927,932
UnitedHealth Group, Inc.	67,875	39,106,860
		76,996,421
Hotel & Resort REITs 0.9%
Host Hotels & Resorts, Inc.	512,904	8,980,949
Hotels, Restaurants & Leisure 2.1%
Starbucks Corp.	131,828	10,275,993
Wyndham Hotels & Resorts, Inc.	139,173	10,538,179
		20,814,172

	Shares	Value
Common Stocks
Household Durables 1.1%
Lennar Corp., Class A	65,367	$ 11,565,383
Industrial Conglomerates 1.3%
3M Co.	101,675	12,968,646
Insurance 4.8%
American International Group, Inc.	228,845	18,131,389
Everest Group Ltd.	28,899	11,353,550
MetLife, Inc.	244,889	18,819,720
		48,304,659
Interactive Media & Services 0.9%
Alphabet, Inc., Class C	51,379	8,896,274
IT Services 1.3%
Amdocs Ltd.	153,766	13,449,912
Machinery 1.1%
Middleby Corp. (The) (b)	83,027	11,256,801
Media 1.4%
Omnicom Group, Inc.	139,231	13,650,207
Multi-Utilities 1.6%
Sempra	197,480	15,810,249
Oil, Gas & Consumable Fuels 8.5%
Antero Resources Corp. (b)	374,572	10,870,080
ConocoPhillips	138,337	15,383,074
Coterra Energy, Inc.	428,010	11,042,658
EOG Resources, Inc.	105,779	13,412,777
Hess Corp.	65,160	9,996,847
Phillips 66	105,890	15,404,877
Targa Resources Corp.	74,327	10,054,957
		86,165,270
Personal Care Products 2.3%
Kenvue, Inc.	576,189	10,653,735
Unilever plc, Sponsored ADR	201,025	12,342,935
		22,996,670
Pharmaceuticals 9.2%
AstraZeneca plc, Sponsored ADR	167,328	13,244,011
Johnson & Johnson	184,952	29,194,673
Merck & Co., Inc.	128,722	14,562,320
Pfizer, Inc.	763,745	23,324,773

	Shares	Value
Common Stocks
Pharmaceuticals
Roche Holding AG	39,251	$ 12,780,331
		93,106,108
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (b)	111,109	12,523,095
Semiconductors & Semiconductor Equipment 2.4%
NXP Semiconductors NV	56,296	14,814,855
QUALCOMM, Inc.	51,522	9,322,906
		24,137,761
Software 1.2%
Adobe, Inc. (b)	22,052	12,164,986
Specialized REITs 3.0%
Crown Castle, Inc.	139,640	15,371,571
Gaming and Leisure Properties, Inc.	288,646	14,490,029
		29,861,600
Specialty Retail 0.0% ‡
GNC Holdings, Inc. (b)(c)(d)	15,319	—
Total Common Stocks (Cost $819,811,311)		1,001,016,102
Short-Term Investments 1.1%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 5.243% (e)	10,821,747	10,821,747
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 5.291% (e)(f)	87,200	87,200
Total Short-Term Investments (Cost $10,908,947)		10,908,947
Total Investments (Cost $830,720,258)	100.0%	1,011,925,049
Other Assets, Less Liabilities	0.0‡	20,859
Net Assets	100.0%	$ 1,011,945,908

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2024, the aggregate market value of securities on loan was $2,028,598; the total market value of collateral held by the Fund was $2,071,150. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,983,950. The Fund received cash collateral with a value of $87,200.
(b)	Non-income producing security.

(c)	Illiquid security—As of July 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2024.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 9,393	$ 156,426	$ (154,997)	$ —	$ —	$ 10,822	$ 353	$ —	10,822
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,001,016,102	$ —	$ —	$ 1,001,016,102
Short-Term Investments
Affiliated Investment Company	10,821,747	—	—	10,821,747
Unaffiliated Investment Company	87,200	—	—	87,200
Total Short-Term Investments	10,908,947	—	—	10,908,947
Total Investments in Securities	$ 1,011,925,049	$ —	$ —	$ 1,011,925,049

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Winslow Large Cap Growth Fund
Portfolio of Investments July 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Aerospace & Defense 1.7%
General Electric Co.	1,458,500	$ 248,236,700
Broadline Retail 8.5%
Amazon.com, Inc. (a)	5,557,000	1,039,047,860
MercadoLibre, Inc. (a)	118,300	197,430,870
		1,236,478,730
Building Products 1.7%
Trane Technologies plc	742,960	248,356,669
Capital Markets 2.7%
KKR & Co., Inc.	3,127,400	386,077,530
Chemicals 1.0%
Ecolab, Inc.	622,000	143,489,180
Commercial Services & Supplies 1.1%
Waste Connections, Inc.	879,400	156,330,938
Construction Materials 0.7%
Vulcan Materials Co.	396,400	108,815,764
Electrical Equipment 2.5%
AMETEK, Inc.	903,800	156,791,224
Eaton Corp. plc	659,900	201,130,921
		357,922,145
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp., Class A	2,647,900	170,154,054
Entertainment 3.5%
Netflix, Inc. (a)	237,000	148,918,950
Spotify Technology SA (a)	1,070,500	368,187,770
		517,106,720
Financial Services 3.0%
Mastercard, Inc., Class A	440,500	204,264,255
Visa, Inc., Class A	886,200	235,436,754
		439,701,009
Ground Transportation 1.4%
Uber Technologies, Inc. (a)	3,274,400	211,100,568
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	1,575,900	166,950,846
Boston Scientific Corp. (a)	1,938,400	143,208,992

	Shares	Value
Common Stocks
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	759,590	$ 337,721,310
Stryker Corp.	505,500	165,525,975
		813,407,123
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.	293,800	169,275,808
Hotels, Restaurants & Leisure 3.3%
Booking Holdings, Inc.	19,000	70,585,190
Chipotle Mexican Grill, Inc. (a)	4,827,900	262,251,528
Hilton Worldwide Holdings, Inc.	685,100	147,070,417
		479,907,135
Interactive Media & Services 10.2%
Alphabet, Inc.
Class A	2,327,020	399,177,011
Class C	2,128,420	368,535,923

Meta Platforms, Inc., Class A	1,509,100	716,565,953
		1,484,278,887
Pharmaceuticals 1.8%
Eli Lilly & Co.	327,900	263,720,133
Semiconductors & Semiconductor Equipment 17.8%
Advanced Micro Devices, Inc. (a)	992,400	143,381,952
ASML Holding NV (Registered)	245,470	229,931,749
Broadcom, Inc.	3,677,300	590,868,564
Lam Research Corp.	311,890	287,325,544
NVIDIA Corp.	11,475,700	1,342,886,414
		2,594,394,223
Software 20.7%
Adobe, Inc. (a)	547,600	302,083,540
Fair Isaac Corp. (a)	146,950	235,120,000
Intuit, Inc.	545,300	352,999,955
Microsoft Corp.	3,618,930	1,513,979,365
ServiceNow, Inc. (a)	295,710	240,823,267
Synopsys, Inc. (a)	324,400	181,119,008
Workday, Inc., Class A (a)	811,300	184,262,456
		3,010,387,591
Specialty Retail 2.1%
Home Depot, Inc. (The)	352,600	129,813,215
O'Reilly Automotive, Inc. (a)	155,120	174,717,861
		304,531,076
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	4,021,880	893,179,110

	Shares	Value
Common Stocks
Trading Companies & Distributors 1.5%
Ferguson plc	1,005,600	$ 223,896,840
Total Common Stocks (Cost $8,425,834,832)		14,460,747,933
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 5.243% (b)(c)	189,747,107	189,747,107
Total Short-Term Investment (Cost $189,747,107)		189,747,107
Total Investments (Cost $8,615,581,939)	100.6%	14,650,495,040
Other Assets, Less Liabilities	(0.6)	(88,084,286)
Net Assets	100.0%	$ 14,562,410,754

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	As of July 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Current yield as of July 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 38,040	$ 2,560,980	$ (2,409,273)	$ —	$ —	$ 189,747	$ 3,463	$ —	189,747

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 14,460,747,933	$ —	$ —	$ 14,460,747,933
Short-Term Investment
Affiliated Investment Company	189,747,107	—	—	189,747,107
Total Investments in Securities	$ 14,650,495,040	$ —	$ —	$ 14,650,495,040

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The New York Life Investments Funds
Notes to Portfolios of Investments July 31, 2024 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2024, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2024, and can change at any time.